UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Richard J. Byrne

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/14

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 90.4%
MML Blue Chip Growth Fund, Initial Class (a)	570,367	$9,354,013
MML Equity Income Fund, Initial Class (a)	456,896	6,172,663
MML Focused Equity Fund, Class II (a)	365,120	5,509,656
MML Foreign Fund, Initial Class (a)	450,146	4,816,566
MML Fundamental Growth Fund, Class II (a)	454,482	6,449,096
MML Fundamental Value Fund, Class II (a)	388,817	6,022,778
MML Global Fund, Class I (a)	495,447	6,044,459
MML Income & Growth Fund, Initial Class (a)	381,012	4,549,283
MML International Equity Fund, Class II (a) (b)	502,404	4,797,961
MML Large Cap Growth Fund, Initial Class (a)	473,652	6,403,782
MML Managed Volatility Fund, Initial Class (a)	356,347	5,000,858
MML Mid Cap Growth Fund, Initial Class (a)	427,775	6,459,405
MML Mid Cap Value Fund, Initial Class (a)	556,148	6,829,498
MML Small Cap Growth Equity Fund, Initial Class (a)	181,571	2,992,409
MML Small Company Value Fund, Class II (a)	196,538	3,189,810
MML Small/Mid Cap Value Fund, Initial Class (a)	162,522	2,216,803
MML Strategic Emerging Markets Fund, Class II (a)	394,433	4,078,440
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	30,595	2,291,539
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	545,369	5,759,101
Oppenheimer Global Fund/VA, Non-Service Shares (a)	64,057	2,535,394
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,547,808	3,621,872

		105,095,386

Fixed Income Funds — 9.7%
MML High Yield Fund, Class II (a)	5,691	60,956
MML Inflation-Protected and Income Fund, Initial Class (a)	210,573	2,164,687
MML Managed Bond Fund, Initial Class (a)	326,306	4,171,432

	Number of Shares	Value
MML PIMCO Total Return Fund, Class II (a)	172,431	$1,800,181
MML Short-Duration Bond Fund, Class II (a)	237,772	2,358,703
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	127,307	678,547

		11,234,506

TOTAL MUTUAL FUNDS (Cost $108,192,732)		116,329,892

TOTAL LONG-TERM INVESTMENTS (Cost $108,192,732)		116,329,892

TOTAL INVESTMENTS — 100.1% (Cost $108,192,732) (c)		116,329,892

Other Assets/(Liabilities) — (0.1)%		(90,876)

NET ASSETS — 100.0%		$116,239,016

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	11,174,094	$161,800,887
American Funds Bond Fund, Class 1	19,888,297	221,157,866
American Funds Growth-Income Fund, Class 1	3,689,142	191,798,508
American Funds International Fund, Class 1	2,970,905	62,299,876

		637,057,137

TOTAL MUTUAL FUNDS (Cost $500,308,751)		637,057,137

TOTAL LONG-TERM INVESTMENTS (Cost $500,308,751)		637,057,137

TOTAL INVESTMENTS — 100.1% (Cost $500,308,751) (a)		637,057,137

Other Assets/(Liabilities) — (0.1)%		(711,180)

NET ASSETS — 100.0%		$636,345,957

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	1,350,999	$105,783,225

TOTAL MUTUAL FUNDS (Cost $77,306,328)		105,783,225

TOTAL LONG-TERM INVESTMENTS (Cost $77,306,328)		105,783,225

TOTAL INVESTMENTS — 100.1% (Cost $77,306,328) (a)		105,783,225

Other Assets/(Liabilities) — (0.1)%		(131,376)

NET ASSETS — 100.0%		$105,651,849

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 100.2%
American Funds International Fund, Class 1	2,356,692	$49,419,835

TOTAL MUTUAL FUNDS (Cost $40,018,568)		49,419,835

TOTAL LONG-TERM INVESTMENTS (Cost $40,018,568)		49,419,835

TOTAL INVESTMENTS — 100.2% (Cost $40,018,568) (a)		49,419,835

Other Assets/(Liabilities) — (0.2)%		(75,043)

NET ASSETS — 100.0%		$49,344,792

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 52.4%
MML Blue Chip Growth Fund, Initial Class (a)	1,713,901	$28,107,977
MML Equity Income Fund, Initial Class (a)	1,760,568	23,785,270
MML Focused Equity Fund, Class II (a)	783,252	11,819,265
MML Foreign Fund, Initial Class (a)	1,174,410	12,566,189
MML Fundamental Growth Fund, Class II (a)	1,317,634	18,697,222
MML Fundamental Value Fund, Class II (a)	1,474,198	22,835,321
MML Global Fund, Class I (a)	1,109,476	13,535,602
MML Income & Growth Fund, Initial Class (a)	1,499,011	17,898,196
MML International Equity Fund, Class II (a) (b)	1,316,600	12,573,534
MML Large Cap Growth Fund, Initial Class (a)	1,358,574	18,367,915
MML Managed Volatility Fund, Initial Class (a)	1,000,281	14,037,596
MML Mid Cap Growth Fund, Initial Class (a)	998,222	15,073,148
MML Mid Cap Value Fund, Initial Class (a)	1,337,510	16,424,626
MML Small Cap Growth Equity Fund, Initial Class (a)	419,134	6,907,586
MML Small Company Value Fund, Class II (a)	464,281	7,535,285
MML Small/Mid Cap Value Fund, Initial Class (a)	407,730	5,561,437
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	70,926	5,312,373
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	2,762,597	29,173,024
Oppenheimer Global Fund/VA, Non-Service Shares (a)	304,591	12,055,707
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,301,652	12,405,866

		304,673,139

Fixed Income Funds — 47.7%
MML High Yield Fund, Class II (a)	1,904,885	20,401,313
MML Inflation-Protected and Income Fund, Initial Class (a)	1,586,193	16,306,063
MML Managed Bond Fund, Initial Class (a)	9,548,876	122,070,879
MML PIMCO Total Return Fund, Class II (a)	5,868,728	61,269,524

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	2,562,444	$25,419,449
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,960,968	31,771,958

		277,239,186

TOTAL MUTUAL FUNDS (Cost $549,673,130)		581,912,325

TOTAL LONG-TERM INVESTMENTS (Cost $549,673,130)		581,912,325

TOTAL INVESTMENTS — 100.1% (Cost $549,673,130) (c)		581,912,325

Other Assets/(Liabilities) — (0.1)%		(413,962)

NET ASSETS — 100.0%		$581,498,363

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 3.7%
Chemicals — 3.7%
Ecolab, Inc.	48,400	$5,557,772
Praxair, Inc.	17,730	2,287,170
The Sherwin-Williams Co.	32,000	7,007,680

		14,852,622

Communications — 25.3%
Internet — 23.8%
Akamai Technologies, Inc. (a)	26,000	1,554,800
Alibaba Group Holding Ltd., Sponsored ADR (a)	40,846	3,629,167
Amazon.com, Inc. (a)	54,950	17,718,078
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	44,400	9,689,412
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	37,400	2,122,824
Facebook, Inc. Class A (a)	131,776	10,415,575
Google, Inc. Class A (a)	19,500	11,473,995
Google, Inc. Class C (a)	20,200	11,662,672
LinkedIn Corp. Class A (a)	13,700	2,846,723
NAVER Corp.	1,438	1,090,497
Netflix, Inc. (a)	10,600	4,782,508
The Priceline Group, Inc. (a)	11,100	12,860,238
Tencent Holdings Ltd.	257,000	3,819,100
TripAdvisor, Inc. (a)	4,400	402,248
Twitter, Inc. (a)	18,600	959,388
Vipshop Holdings Ltd. (a)	11,300	2,135,813

		97,163,038

Media — 1.1%
Discovery Communications, Inc. Series C (a)	53,050	1,977,704
Nielsen NV	1,100	48,763
Twenty-First Century Fox Class A	6,000	205,740
The Walt Disney Co.	26,000	2,314,780

		4,546,987

Telecommunications — 0.4%
QUALCOMM, Inc.	1,600	119,632
Softbank Corp.	22,900	1,607,507

		1,727,139

		103,437,164

Consumer, Cyclical — 17.1%
Airlines — 1.3%
American Airlines Group, Inc.	121,200	4,300,176
Delta Air Lines, Inc.	30,400	1,098,960

		5,399,136

Apparel — 0.4%
Nike, Inc. Class B	15,140	1,350,488
Ralph Lauren Corp.	200	32,946

	Number of Shares	Value
VF Corp.	1,200	$79,236

		1,462,670

Auto Manufacturers — 0.5%
Tesla Motors, Inc. (a)	7,600	1,844,368

Automotive & Parts — 0.1%
Delphi Automotive PLC	9,300	570,462

Distribution & Wholesale — 0.0%
Fossil Group, Inc. (a)	1,200	112,680
W.W. Grainger, Inc.	100	25,165

		137,845

Leisure Time — 0.1%
Carnival Corp.	1,200	48,204
Harley-Davidson, Inc.	6,400	372,480
Polaris Industries, Inc.	300	44,937

		465,621

Lodging — 4.2%
Hilton Worldwide Holdings, Inc. (a)	66,028	1,626,270
Las Vegas Sands Corp.	53,000	3,297,130
Marriott International, Inc. Class A	9,587	670,131
MGM Resorts International (a)	82,100	1,870,238
Starwood Hotels & Resorts Worldwide, Inc.	22,400	1,863,904
Wynn Macau Ltd.	330,000	1,050,805
Wynn Resorts Ltd.	35,500	6,641,340

		17,019,818

Retail — 10.5%
AutoZone, Inc. (a)	1,400	713,524
CarMax, Inc. (a)	22,100	1,026,545
Chipotle Mexican Grill, Inc. (a)	8,900	5,932,651
Costco Wholesale Corp.	18,800	2,356,016
CVS Health Corp.	35,400	2,817,486
Hanesbrands, Inc.	20,000	2,148,800
The Home Depot, Inc.	48,000	4,403,520
L Brands, Inc.	24,400	1,634,312
Lowe’s Cos., Inc.	92,900	4,916,268
Michael Kors Holdings Ltd. (a)	19,400	1,384,966
O’Reilly Automotive, Inc. (a)	26,000	3,909,360
PVH Corp.	900	109,035
Ross Stores, Inc.	25,000	1,889,500
Starbucks Corp.	84,400	6,368,824
Tiffany & Co.	4,000	385,240
Tractor Supply Co.	34,800	2,140,548
Walgreen Co.	13,500	800,145

		42,936,740

		69,836,660

Consumer, Non-cyclical — 26.4%
Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	5,700	496,812
Keurig Green Mountain, Inc.	600	78,078

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (a)	2,200	$201,674
PepsiCo, Inc.	500	46,545

		823,109

Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc. (a)	45,400	7,528,228
Biogen Idec, Inc. (a)	32,500	10,751,325
Celgene Corp. (a)	82,600	7,828,828
Regeneron Pharmaceuticals, Inc. (a)	6,000	2,163,120
Vertex Pharmaceuticals, Inc. (a)	13,700	1,538,647

		29,810,148

Commercial Services — 7.1%
FleetCor Technologies, Inc. (a)	500	71,060
MasterCard, Inc. Class A	126,900	9,380,448
McKesson Corp.	57,700	11,232,459
Visa, Inc. Class A	39,880	8,509,196

		29,193,163

Cosmetics & Personal Care — 0.5%
The Estee Lauder Cos., Inc. Class A	24,900	1,860,528

Health Care – Products — 1.4%
Becton, Dickinson & Co.	9,400	1,069,814
Covidien PLC	14,300	1,237,093
Intuitive Surgical, Inc. (a)	5,500	2,540,010
Stryker Corp.	13,430	1,084,472

		5,931,389

Health Care – Services — 1.5%
Thermo Fisher Scientific, Inc.	46,300	5,634,710
UnitedHealth Group, Inc.	5,800	500,250

		6,134,960

Pharmaceuticals — 8.4%
AbbVie, Inc.	1,400	80,864
Actavis PLC (a)	7,100	1,713,088
Allergan, Inc.	37,360	6,657,178
AmerisourceBergen Corp.	18,300	1,414,590
Cardinal Health, Inc.	27,300	2,045,316
Eli Lilly & Co.	8,800	570,680
Gilead Sciences, Inc. (a)	156,300	16,638,135
Pharmacyclics, Inc. (a)	17,900	2,101,997
Valeant Pharmaceuticals International, Inc. (a)	23,300	3,056,960

		34,278,808

		108,032,105

Energy — 3.9%
Oil & Gas — 3.8%
Concho Resources, Inc. (a)	24,600	3,084,594
Continental Resources, Inc. (a)	13,100	870,888
EOG Resources, Inc.	280	27,725
EQT Corp.	33,100	3,029,974
Pioneer Natural Resources Co.	31,300	6,165,161

	Number of Shares	Value
Range Resources Corp.	34,886	$2,365,620

		15,543,962

Oil & Gas Services — 0.1%
Schlumberger Ltd.	3,500	355,915

		15,899,877

Financial — 7.5%
Banks — 0.8%
Northern Trust Corp.	10,300	700,709
State Street Corp.	37,800	2,782,458

		3,483,167

Diversified Financial — 4.4%
American Express Co.	34,950	3,059,523
Ameriprise Financial, Inc.	21,700	2,677,346
Citigroup, Inc.	1,200	62,184
IntercontinentalExchange, Inc.	7,850	1,531,143
Invesco Ltd.	88,700	3,501,876
Morgan Stanley	116,400	4,023,948
TD Ameritrade Holding Corp.	99,800	3,330,326

		18,186,346

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	21,200	1,109,608

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	85,270	7,983,830

		30,762,951

Industrial — 11.5%
Aerospace & Defense — 1.7%
The Boeing Co.	48,200	6,139,716
United Technologies Corp.	9,900	1,045,440

		7,185,156

Electronics — 0.0%
Trimble Navigation Ltd. (a)	2,400	73,200

Machinery – Diversified — 1.3%
Flowserve Corp.	10,500	740,460
Roper Industries, Inc.	17,800	2,603,962
Wabtec Corp.	24,500	1,985,480

		5,329,902

Manufacturing — 2.9%
3M Co.	3,900	552,552
Danaher Corp.	127,260	9,669,215
Honeywell International, Inc.	12,500	1,164,000
Pall Corp.	4,200	351,540

		11,737,307

Metal Fabricate & Hardware — 1.9%
Precision Castparts Corp.	32,400	7,674,912

Transportation — 3.7%
Canadian Pacific Railway Ltd.	9,300	1,929,471
FedEx Corp.	17,400	2,809,230
J.B. Hunt Transport Services, Inc.	9,200	681,260

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kansas City Southern	26,300	$3,187,560
Union Pacific Corp.	34,700	3,762,174
United Continental Holdings, Inc. (a)	58,900	2,755,931

		15,125,626

		47,126,103

Technology — 4.4%
Computers — 1.8%
Apple, Inc.	50,240	5,061,680
Cognizant Technology Solutions Corp. Class A (a)	23,500	1,052,095
IHS, Inc. Class A (a)	11,000	1,377,090

		7,490,865

Software — 2.6%
Autodesk, Inc. (a)	3,300	181,830
Electronic Arts, Inc. (a)	15,600	555,516
Fiserv, Inc. (a)	36,440	2,355,300
Intuit, Inc.	400	35,060
Microsoft Corp.	1,200	55,632
Red Hat, Inc. (a)	37,048	2,080,245
Salesforce.com, Inc. (a)	76,400	4,395,292
VMware, Inc. Class A (a)	8,400	788,256

		10,447,131

		17,937,996

TOTAL COMMON STOCK (Cost $265,865,711)		407,885,478

TOTAL EQUITIES (Cost $265,865,711)		407,885,478

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $265,866,712)		407,886,479

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$1,585,896	$1,585,896

TOTAL SHORT-TERM INVESTMENTS (Cost $1,585,896)		1,585,896

TOTAL INVESTMENTS — 100.2% (Cost $267,452,608) (c)		409,472,375

Other Assets/(Liabilities) — (0.2)%		(674,049)

NET ASSETS — 100.0%		$408,798,326

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,585,896. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $1,619,348.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 43.0%
MML Blue Chip Growth Fund, Initial Class (a)	1,189,569	$19,508,928
MML Equity Income Fund, Initial Class (a)	1,356,945	18,332,322
MML Focused Equity Fund, Class II (a)	443,142	6,687,020
MML Foreign Fund, Initial Class (a)	690,265	7,385,839
MML Fundamental Growth Fund, Class II (a)	918,590	13,034,788
MML Fundamental Value Fund, Class II (a)	1,124,043	17,411,428
MML Global Fund, Class I (a)	766,705	9,353,804
MML Income & Growth Fund, Initial Class (a)	894,529	10,680,676
MML International Equity Fund, Class II (a) (b)	770,388	7,357,205
MML Large Cap Growth Fund, Initial Class (a)	971,305	13,132,049
MML Managed Volatility Fund, Initial Class (a)	647,599	9,088,175
MML Mid Cap Growth Fund, Initial Class (a)	513,307	7,750,934
MML Mid Cap Value Fund, Initial Class (a)	825,752	10,140,237
MML Small Cap Growth Equity Fund, Initial Class (a)	251,064	4,137,692
MML Small Company Value Fund, Class II (a)	326,661	5,301,701
MML Small/Mid Cap Value Fund, Initial Class (a)	238,382	3,251,528
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	37,002	2,771,419
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	2,230,993	23,559,281
Oppenheimer Global Fund/VA, Non-Service Shares (a)	183,994	7,282,471
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,077,551	7,201,470

		203,368,967

Fixed Income Funds — 57.1%
MML High Yield Fund, Class II (a)	1,770,345	18,960,399
MML Inflation-Protected and Income Fund, Initial Class (a)	1,453,701	14,944,042
MML Managed Bond Fund, Initial Class (a)	9,342,987	119,438,844
MML PIMCO Total Return Fund, Class II (a)	5,848,151	61,054,698

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	2,466,912	$24,471,770
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,788,947	30,855,087

		269,724,840

TOTAL MUTUAL FUNDS (Cost $458,884,561)		473,093,807

TOTAL LONG-TERM INVESTMENTS (Cost $458,884,561)		473,093,807

TOTAL INVESTMENTS — 100.1% (Cost $458,884,561) (c)		473,093,807

Other Assets/(Liabilities) — (0.1)%		(344,773)

NET ASSETS — 100.0%		$472,749,034

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.2%

COMMON STOCK — 91.2%
Basic Materials — 5.0%
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	48,300	$3,466,009
Potash Corp. of Saskatchewan, Inc.	68,900	2,381,184

		5,847,193

Forest Products & Paper — 1.8%
International Paper Co.	133,800	6,387,612
MeadWestvaco Corp.	73,100	2,992,714

		9,380,326

Iron & Steel — 0.9%
Nucor Corp.	91,900	4,988,332

Mining — 1.2%
Newmont Mining Corp.	92,700	2,136,735
Vulcan Materials Co.	65,000	3,914,950

		6,051,685

		26,267,536

Communications — 10.7%
Media — 3.4%
Cablevision Systems Corp. Class A	136,100	2,383,111
Comcast Corp. Class A	50,600	2,721,268
The New York Times Co. Class A	122,800	1,377,816
News Corp. Class A (a)	40,600	663,810
Pearson PLC	85,585	1,719,189
Time Warner, Inc.	81,433	6,124,576
The Walt Disney Co.	33,000	2,937,990

		17,927,760

Telecommunications — 7.3%
AT&T, Inc.	221,800	7,816,232
CenturyLink, Inc.	78,705	3,218,248
Cisco Systems, Inc.	193,900	4,880,463
Corning, Inc.	221,500	4,283,810
Harris Corp.	73,900	4,906,960
QUALCOMM, Inc.	64,100	4,792,757
Telefonica SA	139,836	2,160,715
Verizon Communications, Inc.	109,935	5,495,651
Vodafone Group PLC	332,563	1,096,236

		38,651,072

		56,578,832

Consumer, Cyclical — 7.1%
Auto Manufacturers — 1.0%
Ford Motor Co.	176,300	2,607,477
General Motors Co.	85,549	2,732,435

		5,339,912

Automotive & Parts — 0.6%
Johnson Controls, Inc.	73,500	3,234,000

	Number of Shares	Value
Distribution & Wholesale — 0.6%
Genuine Parts Co.	35,900	$3,148,789

Entertainment — 0.2%
The Madison Square Garden Co. Class A (a)	14,025	927,333

Home Furnishing — 0.1%
Whirlpool Corp.	3,700	538,905

Leisure Time — 0.9%
Carnival Corp.	119,300	4,792,281

Retail — 2.8%
Coach, Inc.	32,100	1,143,081
Kohl’s Corp.	99,400	6,066,382
Macy’s, Inc.	68,400	3,979,512
Staples, Inc.	256,700	3,106,070
Tiffany & Co.	3,900	375,609

		14,670,654

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	160,300	4,913,195

		37,565,069

Consumer, Non-cyclical — 11.5%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	115,900	5,922,490

Beverages — 0.8%
PepsiCo, Inc.	45,700	4,254,213

Commercial Services — 0.3%
Western Union Co.	111,800	1,793,272

Cosmetics & Personal Care — 0.6%
Avon Products, Inc.	188,700	2,377,620
The Procter & Gamble Co.	8,000	669,920

		3,047,540

Foods — 1.3%
Campbell Soup Co.	99,600	4,255,908
ConAgra Foods, Inc.	16,600	548,464
McCormick & Co., Inc.	30,300	2,027,070

		6,831,442

Health Care – Products — 1.7%
Johnson & Johnson	83,800	8,932,242

Health Care – Services — 0.6%
Quest Diagnostics, Inc.	55,100	3,343,468

Household Products — 0.9%
The Clorox Co.	48,800	4,686,752

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	113,000	5,783,340
GlaxoSmithKline PLC	111,995	2,563,341
Merck & Co., Inc.	119,800	7,101,744

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	231,454	$6,844,095

		22,292,520

		61,103,939

Energy — 13.6%
Coal — 0.8%
CONSOL Energy, Inc.	106,800	4,043,448

Oil & Gas — 12.0%
Anadarko Petroleum Corp.	37,800	3,834,432
Apache Corp.	108,500	10,184,895
BP PLC Sponsored ADR (United Kingdom)	62,900	2,764,455
Chevron Corp.	90,400	10,786,528
ConocoPhillips	30,500	2,333,860
Diamond Offshore Drilling, Inc.	66,500	2,278,955
Exxon Mobil Corp.	100,600	9,461,430
Hess Corp.	72,300	6,819,336
Murphy Oil Corp.	90,100	5,127,591
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	105,200	8,008,876
Talisman Energy, Inc.	244,900	2,118,385

		63,718,743

Oil & Gas Services — 0.8%
Schlumberger Ltd.	42,600	4,331,994

		72,094,185

Financial — 18.6%
Banks — 9.5%
Bank of America Corp.	527,877	9,000,303
Bank of New York Mellon Corp.	3,600	139,428
Northern Trust Corp.	81,400	5,537,642
PNC Financial Services Group, Inc.	90,400	7,736,432
Regions Financial Corp.	192,900	1,936,716
SunTrust Banks, Inc.	139,800	5,316,594
U.S. Bancorp	221,300	9,256,979
Wells Fargo & Co.	222,700	11,551,449

		50,475,543

Diversified Financial — 4.3%
American Express Co.	61,300	5,366,202
JP Morgan Chase & Co.	231,100	13,921,464
Legg Mason, Inc.	66,500	3,402,140

		22,689,806

Insurance — 3.5%
The Chubb Corp.	26,900	2,450,052
Loews Corp.	50,300	2,095,498
Marsh & McLennan Cos., Inc.	137,800	7,212,452
MetLife, Inc.	57,200	3,072,784
Sun Life Financial, Inc.	61,700	2,237,859
Willis Group Holdings PLC	33,000	1,366,200

		18,434,845

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.3%
Digital Realty Trust, Inc.	39,400	$2,457,772
Weyerhaeuser Co.	130,342	4,152,696

		6,610,468

		98,210,662

Industrial — 13.3%
Aerospace & Defense — 1.1%
The Boeing Co.	44,800	5,706,624

Building Materials — 1.0%
Masco Corp.	132,500	3,169,400
USG Corp. (a)	72,200	1,984,778

		5,154,178

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	92,000	5,757,360

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	48,800	4,332,952

Machinery – Construction & Mining — 0.6%
Joy Global, Inc.	59,100	3,223,314

Machinery – Diversified — 1.3%
Deere & Co.	43,900	3,599,361
Xylem, Inc.	95,200	3,378,648

		6,978,009

Manufacturing — 5.8%
Eaton Corp. PLC	40,384	2,559,134
General Electric Co.	570,100	14,605,962
Honeywell International, Inc.	64,400	5,996,928
Illinois Tool Works, Inc.	90,200	7,614,684

		30,776,708

Transportation — 1.6%
United Continental Holdings, Inc. (a)	63,500	2,971,165
United Parcel Service, Inc. Class B	56,600	5,563,214

		8,534,379

		70,463,524

Technology — 5.4%
Computers — 1.8%
Apple, Inc.	43,500	4,382,625
Computer Sciences Corp.	42,700	2,611,105
International Business Machines Corp.	13,000	2,467,790

		9,461,520

Semiconductors — 2.4%
Analog Devices, Inc.	76,000	3,761,240
Applied Materials, Inc.	231,200	4,996,232
Texas Instruments, Inc.	84,000	4,005,960

		12,763,432

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.2%
CA, Inc.	46,600	$1,302,004
Microsoft Corp.	112,400	5,210,864

		6,512,868

		28,737,820

Utilities — 6.0%
Electric — 4.7%
The AES Corp.	142,200	2,016,396
Duke Energy Corp.	84,633	6,328,009
Entergy Corp.	71,500	5,529,095
Exelon Corp.	128,700	4,387,383
FirstEnergy Corp.	95,200	3,195,864
Xcel Energy, Inc.	107,700	3,274,080

		24,730,827

Gas — 1.3%
NiSource, Inc.	171,100	7,011,678

		31,742,505

TOTAL COMMON STOCK (Cost $324,986,393)		482,764,072

TOTAL EQUITIES (Cost $324,986,393)		482,764,072

MUTUAL FUNDS — 2.6%
Diversified Financial — 2.6%
T. Rowe Price Reserve Investment Fund	13,570,362	13,570,362

TOTAL MUTUAL FUNDS (Cost $13,570,362)		13,570,362

TOTAL LONG-TERM INVESTMENTS (Cost $338,556,755)		496,334,434

	Principal Amount
SHORT-TERM INVESTMENTS — 6.2%
Repurchase Agreement — 6.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$32,959,315	32,959,315

TOTAL SHORT-TERM INVESTMENTS (Cost $32,959,315)		32,959,315

Value
TOTAL INVESTMENTS — 100.0% (Cost $371,516,070) (c)	$529,293,749

Other Assets/(Liabilities) — 0.0%	186,479

NET ASSETS — 100.0%	$529,480,228

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $32,959,324. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity date of 5/15/40, and an aggregate market value, including accrued interest, of $33,618,557.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.2%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	4,665	$607,290
Airgas, Inc.	1,597	176,708
CF Industries Holdings, Inc.	1,209	337,577
The Dow Chemical Co.	27,312	1,432,241
E.I. du Pont de Nemours & Co.	22,290	1,599,530
Eastman Chemical Co.	3,611	292,094
Ecolab, Inc.	6,534	750,299
FMC Corp.	3,191	182,493
International Flavors & Fragrances, Inc.	1,994	191,185
LyondellBasell Industries NV Class A	10,346	1,124,196
Monsanto Co.	12,776	1,437,428
The Mosaic Co.	7,709	342,357
PPG Industries, Inc.	3,361	661,243
Praxair, Inc.	7,115	917,835
The Sherwin-Williams Co.	2,042	447,178
Sigma-Aldrich Corp.	2,916	396,605

		10,896,259

Forest Products & Paper — 0.2%
International Paper Co.	10,444	498,596
MeadWestvaco Corp.	4,122	168,755

		667,351

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	2,599	96,423
Nucor Corp.	7,833	425,175

		521,598

Mining — 0.4%
Alcoa, Inc.	28,832	463,907
Freeport-McMoRan, Inc.	25,238	824,021
Newmont Mining Corp.	12,189	280,956
Vulcan Materials Co.	3,189	192,074

		1,760,958

		13,846,166

Communications — 12.9%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	10,204	186,937
Omnicom Group, Inc.	6,110	420,735

		607,672

Internet — 4.9%
Akamai Technologies, Inc. (a)	4,296	256,901
Amazon.com, Inc. (a)	9,221	2,973,219
eBay, Inc. (a)	27,488	1,556,645

	Number of Shares	Value
Expedia, Inc.	2,372	$207,835
F5 Networks, Inc. (a)	1,832	217,532
Facebook, Inc. Class A (a)	47,453	3,750,685
Google, Inc. Class A (a)	6,913	4,067,678
Google, Inc. Class C (a)	6,913	3,991,290
Netflix, Inc. (a)	1,458	657,820
The Priceline Group, Inc. (a)	1,274	1,476,031
Symantec Corp.	16,870	396,614
TripAdvisor, Inc. (a)	2,751	251,496
VeriSign, Inc. (a)	2,739	150,974
Yahoo!, Inc. (a)	22,510	917,283

		20,872,003

Media — 3.6%
Cablevision Systems Corp. Class A	5,210	91,227
CBS Corp. Class B	11,848	633,868
Comcast Corp. Class A	62,979	3,387,011
DIRECTV (a)	12,221	1,057,361
Discovery Communications, Inc. Series A (a)	3,603	136,193
Discovery Communications, Inc. Series C (a)	6,652	247,986
Gannett Co., Inc.	5,453	161,790
The McGraw Hill Financial, Inc.	6,573	555,090
News Corp. Class A (a)	12,131	198,342
Nielsen NV	7,334	325,116
Scripps Networks Interactive Class A	2,553	199,364
Time Warner Cable, Inc.	6,785	973,580
Time Warner, Inc.	20,802	1,564,518
Twenty-First Century Fox Class A	45,834	1,571,648
Viacom, Inc. Class B	9,267	713,003
The Walt Disney Co.	38,420	3,420,533

		15,236,630

Telecommunications — 4.3%
AT&T, Inc.	126,248	4,448,980
CenturyLink, Inc.	13,951	570,456
Cisco Systems, Inc.	124,067	3,122,766
Corning, Inc.	31,279	604,936
Crown Castle International Corp.	8,142	655,675
Frontier Communications Corp.	24,913	162,184
Harris Corp.	2,518	167,195
Juniper Networks, Inc.	9,759	216,162
Motorola Solutions, Inc.	5,436	343,990
QUALCOMM, Inc.	40,779	3,049,046
Verizon Communications, Inc.	100,840	5,040,992
Windstream Corp.	14,725	158,735

		18,541,117

		55,257,422

Consumer, Cyclical — 9.1%
Airlines — 0.3%
Delta Air Lines, Inc.	20,432	738,617

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co.	16,744	$565,445

		1,304,062

Apparel — 0.6%
Nike, Inc. Class B	17,131	1,528,086
Ralph Lauren Corp.	1,485	244,624
Under Armour, Inc. Class A (a)	4,051	279,924
VF Corp.	8,340	550,690

		2,603,324

Auto Manufacturers — 0.7%
Ford Motor Co.	94,429	1,396,605
General Motors Co.	32,810	1,047,952
Paccar, Inc.	8,646	491,741

		2,936,298

Automotive & Parts — 0.3%
BorgWarner, Inc.	5,546	291,775
Delphi Automotive PLC	7,292	447,291
The Goodyear Tire & Rubber Co.	6,669	150,620
Johnson Controls, Inc.	16,254	715,176

		1,604,862

Distribution & Wholesale — 0.2%
Fastenal Co.	6,742	302,716
Fossil Group, Inc. (a)	1,145	107,515
Genuine Parts Co.	3,758	329,614
W.W. Grainger, Inc.	1,467	369,171

		1,109,016

Home Builders — 0.1%
D.R. Horton, Inc.	8,156	167,361
Lennar Corp. Class A	4,366	169,532
PulteGroup, Inc.	8,172	144,317

		481,210

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,673	164,021
Whirlpool Corp.	1,914	278,774

		442,795

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,550	225,385

Leisure Time — 0.2%
Carnival Corp.	10,968	440,584
Harley-Davidson, Inc.	5,273	306,889

		747,473

Lodging — 0.3%
Marriott International, Inc. Class A	5,295	370,121
Starwood Hotels & Resorts Worldwide, Inc.	4,621	384,513
Wyndham Worldwide Corp.	3,045	247,437
Wynn Resorts Ltd.	1,990	372,289

		1,374,360

	Number of Shares	Value
Retail — 6.0%
AutoNation, Inc. (a)	1,913	$96,243
AutoZone, Inc. (a)	795	405,180
Bed Bath & Beyond, Inc. (a)	4,958	326,385
Best Buy Co., Inc.	7,067	237,381
CarMax, Inc. (a)	5,279	245,210
Chipotle Mexican Grill, Inc. (a)	761	507,275
Coach, Inc.	6,768	241,008
Costco Wholesale Corp.	10,646	1,334,157
CVS Health Corp.	28,175	2,242,448
Darden Restaurants, Inc.	3,192	164,260
Dollar General Corp. (a)	7,362	449,892
Dollar Tree, Inc. (a)	4,935	276,705
Family Dollar Stores, Inc.	2,300	177,652
GameStop Corp. Class A	2,677	110,292
The Gap, Inc.	6,680	278,489
The Home Depot, Inc.	32,759	3,005,311
Kohl’s Corp.	5,017	306,187
L Brands, Inc.	5,960	399,201
Lowe’s Cos., Inc.	24,041	1,272,250
Macy’s, Inc.	8,609	500,872
McDonald’s Corp.	23,899	2,265,864
Michael Kors Holdings Ltd. (a)	4,966	354,523
Nordstrom, Inc.	3,462	236,697
O’Reilly Automotive, Inc. (a)	2,530	380,411
PetSmart, Inc.	2,466	172,842
PVH Corp.	1,988	240,846
Ross Stores, Inc.	5,084	384,249
Staples, Inc.	15,451	186,957
Starbucks Corp.	18,255	1,377,522
Target Corp.	15,404	965,523
Tiffany & Co.	2,747	264,564
The TJX Cos., Inc.	16,870	998,198
Tractor Supply Co.	3,397	208,949
Urban Outfitters, Inc. (a)	2,445	89,731
Wal-Mart Stores, Inc.	38,421	2,938,054
Walgreen Co.	21,470	1,272,527
Yum! Brands, Inc.	10,678	768,602

		25,682,457

Textiles — 0.1%
Cintas Corp.	2,340	165,181
Mohawk Industries, Inc. (a)	1,492	201,151

		366,332

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,757	151,621
Mattel, Inc.	8,140	249,491

		401,112

		39,278,686

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.1%
Agriculture — 1.7%
Altria Group, Inc.	48,376	$2,222,393
Archer-Daniels-Midland Co.	15,715	803,037
Lorillard, Inc.	8,761	524,872
Philip Morris International, Inc.	38,008	3,169,867
Reynolds American, Inc.	7,472	440,848

		7,161,017

Beverages — 2.3%
Brown-Forman Corp. Class B	3,844	346,806
The Coca-Cola Co.	96,066	4,098,176
Coca-Cola Enterprises, Inc.	5,503	244,113
Constellation Brands, Inc. Class A (a)	4,053	353,260
Dr. Pepper Snapple Group, Inc.	4,701	302,321
Keurig Green Mountain, Inc.	2,965	385,835
Molson Coors Brewing Co. Class B	3,910	291,060
Monster Beverage Corp. (a)	3,499	320,753
PepsiCo, Inc.	36,673	3,413,890

		9,756,214

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	4,809	797,428
Amgen, Inc.	18,487	2,596,684
Biogen Idec, Inc. (a)	5,744	1,900,173
Celgene Corp. (a)	19,476	1,845,935
Regeneron Pharmaceuticals, Inc. (a)	1,796	647,494
Vertex Pharmaceuticals, Inc. (a)	5,795	650,837

		8,438,551

Commercial Services — 2.1%
The ADT Corp.	4,143	146,911
Alliance Data Systems Corp. (a)	1,357	336,902
Automatic Data Processing, Inc.	11,701	972,119
Equifax, Inc.	3,002	224,369
H&R Block, Inc.	6,814	211,302
Iron Mountain, Inc.	4,151	135,530
MasterCard, Inc. Class A	23,952	1,770,532
McKesson Corp.	5,648	1,099,496
Moody’s Corp.	4,545	429,503
Paychex, Inc.	8,044	355,545
Quanta Services, Inc. (a)	5,369	194,841
Robert Half International, Inc.	3,333	163,317
Total System Services, Inc.	3,920	121,363
United Rentals, Inc. (a)	2,331	258,974
Visa, Inc. Class A	11,980	2,556,173
Western Union Co.	12,899	206,900

		9,183,777

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	10,651	134,202
Colgate-Palmolive Co.	20,893	1,362,641
The Estee Lauder Cos., Inc. Class A	5,476	409,167
The Procter & Gamble Co.	65,889	5,517,545

		7,423,555

	Number of Shares	Value
Foods — 1.6%
Campbell Soup Co.	4,303	$183,867
ConAgra Foods, Inc.	10,279	339,618
General Mills, Inc.	14,937	753,572
The Hershey Co.	3,592	342,785
Hormel Foods Corp.	3,209	164,911
The J.M. Smucker Co.	2,498	247,277
Kellogg Co.	6,180	380,688
Kraft Foods Group, Inc.	14,399	812,104
The Kroger Co.	11,897	618,644
McCormick & Co., Inc.	3,202	214,214
Mondelez International, Inc. Class A	40,955	1,403,323
Safeway, Inc.	5,585	191,565
Sysco Corp.	14,352	544,658
Tyson Foods, Inc. Class A	7,148	281,417
Whole Foods Market, Inc.	8,831	336,549

		6,815,192

Health Care – Products — 3.3%
Baxter International, Inc.	13,202	947,507
Becton, Dickinson & Co.	4,659	530,241
Boston Scientific Corp. (a)	32,044	378,440
C.R. Bard, Inc.	1,806	257,734
CareFusion Corp. (a)	4,925	222,856
Covidien PLC	11,005	952,043
Edwards Lifesciences Corp. (a)	2,542	259,665
Intuitive Surgical, Inc. (a)	874	403,631
Johnson & Johnson	68,623	7,314,526
Medtronic, Inc.	23,843	1,477,074
St. Jude Medical, Inc.	6,991	420,369
Stryker Corp.	7,283	588,102
Varian Medical Systems, Inc. (a)	2,511	201,181
Zimmer Holdings, Inc.	4,122	414,467

		14,367,836

Health Care – Services — 1.6%
Aetna, Inc.	8,633	699,273
Cigna Corp.	6,422	582,411
DaVita HealthCare Partners, Inc. (a)	4,191	306,530
Humana, Inc.	3,728	485,721
Laboratory Corporation of America Holdings (a)	2,074	211,030
Quest Diagnostics, Inc.	3,461	210,013
Tenet Healthcare Corp. (a)	2,326	138,141
Thermo Fisher Scientific, Inc.	9,704	1,180,977
UnitedHealth Group, Inc.	23,650	2,039,812
Universal Health Services, Inc. Class B	2,221	232,095
WellPoint, Inc.	6,676	798,583

		6,884,586

Household Products — 0.3%
Avery Dennison Corp.	2,190	97,784
The Clorox Co.	3,134	300,989

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark Corp.	9,099	$978,779

		1,377,552

Pharmaceuticals — 6.5%
Abbott Laboratories	36,517	1,518,742
AbbVie, Inc.	38,794	2,240,741
Actavis PLC (a)	6,442	1,554,326
Allergan, Inc.	7,222	1,286,888
AmerisourceBergen Corp.	5,195	401,574
Bristol-Myers Squibb Co.	40,296	2,062,349
Cardinal Health, Inc.	8,214	615,393
DENTSPLY International, Inc.	3,528	160,877
Eli Lilly & Co.	23,880	1,548,618
Express Scripts Holding Co. (a)	18,144	1,281,511
Gilead Sciences, Inc. (a)	36,787	3,915,976
Hospira, Inc. (a)	4,146	215,716
Mallinckrodt PLC (a)	2,751	248,003
Mead Johnson Nutrition Co.	4,911	472,536
Merck & Co., Inc.	70,187	4,160,685
Mylan, Inc. (a)	9,168	417,052
Patterson Cos., Inc.	2,137	88,536
Perrigo Co. PLC	3,247	487,667
Pfizer, Inc.	154,292	4,562,415
Zoetis, Inc.	12,190	450,421

		27,690,026

		99,098,306

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	7,682	183,139

Energy — 9.6%
Coal — 0.1%
CONSOL Energy, Inc.	5,697	215,688

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,828	120,301

Oil & Gas — 7.3%
Anadarko Petroleum Corp.	12,277	1,245,379
Apache Corp.	9,292	872,240
Cabot Oil & Gas Corp.	10,236	334,615
Chesapeake Energy Corp.	12,632	290,410
Chevron Corp.	46,200	5,512,584
Cimarex Energy Co.	2,112	267,231
ConocoPhillips	29,936	2,290,703
Denbury Resources, Inc.	8,580	128,957
Devon Energy Corp.	9,376	639,256
Diamond Offshore Drilling, Inc.	1,713	58,705
Ensco PLC Class A	5,621	232,204
EOG Resources, Inc.	13,356	1,322,511
EQT Corp.	3,721	340,620
Exxon Mobil Corp.	103,769	9,759,475
Helmerich & Payne, Inc.	2,637	258,083
Hess Corp.	6,326	596,668
Marathon Oil Corp.	16,427	617,491

	Number of Shares	Value
Marathon Petroleum Corp.	6,893	$583,630
Murphy Oil Corp.	4,062	231,168
Nabors Industries Ltd.	6,899	157,021
Newfield Exploration Co. (a)	3,376	125,148
Noble Corp. PLC	6,201	137,786
Noble Energy, Inc.	8,724	596,373
Occidental Petroleum Corp.	18,964	1,823,389
Phillips 66	13,594	1,105,328
Pioneer Natural Resources Co.	3,475	684,471
QEP Resources, Inc.	4,024	123,859
Range Resources Corp.	4,098	277,885
Southwestern Energy Co. (a)	8,503	297,180
Tesoro Corp.	3,099	188,977
Valero Energy Corp.	12,845	594,338

		31,693,685

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,580	688,335
Cameron International Corp. (a)	4,942	328,050
FMC Technologies, Inc. (a)	5,786	314,237
Halliburton Co.	20,683	1,334,260
National Oilwell Varco, Inc.	10,490	798,289
Schlumberger Ltd.	31,542	3,207,506
Transocean Ltd.	8,277	264,616

		6,935,293

Pipelines — 0.6%
Kinder Morgan, Inc.	15,946	611,370
ONEOK, Inc.	5,107	334,764
Spectra Energy Corp.	16,378	643,000
The Williams Cos., Inc.	16,365	905,803

		2,494,937

		41,459,904

Financial — 15.8%
Banks — 4.6%
Bank of America Corp.	255,741	4,360,384
Bank of New York Mellon Corp.	27,521	1,065,888
BB&T Corp.	17,474	650,208
Capital One Financial Corp.	13,658	1,114,766
Comerica, Inc.	4,363	217,539
Fifth Third Bancorp	20,246	405,325
Huntington Bancshares, Inc.	19,628	190,980
KeyCorp	21,085	281,063
M&T Bank Corp.	3,241	399,583
Northern Trust Corp.	5,477	372,600
PNC Financial Services Group, Inc.	13,168	1,126,918
Regions Financial Corp.	33,413	335,467
State Street Corp.	10,298	758,036
SunTrust Banks, Inc.	12,851	488,724
U.S. Bancorp	43,870	1,835,082
Wells Fargo & Co.	115,620	5,997,209
Zions Bancorp	4,952	143,905

		19,743,677

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.9%
Affiliated Managers Group, Inc. (a)	1,344	$269,284
American Express Co.	21,901	1,917,213
Ameriprise Financial, Inc.	4,550	561,379
BlackRock, Inc.	3,068	1,007,286
The Charles Schwab Corp.	27,894	819,805
Citigroup, Inc.	73,858	3,827,322
CME Group, Inc.	7,685	614,454
Discover Financial Services	11,237	723,550
E*TRADE Financial Corp. (a)	7,170	161,970
Franklin Resources, Inc.	9,564	522,290
The Goldman Sachs Group, Inc.	9,970	1,830,193
IntercontinentalExchange, Inc.	2,759	538,143
Invesco Ltd.	10,486	413,987
JP Morgan Chase & Co.	91,543	5,514,550
Legg Mason, Inc.	2,518	128,821
Morgan Stanley	37,259	1,288,044
The NASDAQ OMX Group, Inc.	2,919	123,824
Navient Corp.	10,286	182,165
T. Rowe Price Group, Inc.	6,397	501,525

		20,945,805

Insurance — 4.2%
ACE Ltd.	8,162	855,949
Aflac, Inc.	11,029	642,439
The Allstate Corp.	10,567	648,497
American International Group, Inc.	34,723	1,875,736
Aon PLC	7,068	619,652
Assurant, Inc.	1,723	110,789
Berkshire Hathaway, Inc. Class B (a)	44,354	6,127,062
The Chubb Corp.	5,845	532,363
Cincinnati Financial Corp.	3,504	164,863
Genworth Financial, Inc. Class A (a)	12,309	161,248
The Hartford Financial Services Group, Inc.	10,831	403,455
Lincoln National Corp.	6,348	340,126
Loews Corp.	7,500	312,450
Marsh & McLennan Cos., Inc.	13,219	691,882
MetLife, Inc.	27,363	1,469,940
Principal Financial Group, Inc.	6,637	348,243
The Progressive Corp.	13,029	329,373
Prudential Financial, Inc.	11,224	987,039
Torchmark Corp.	3,174	166,222
The Travelers Cos., Inc.	8,251	775,099
Unum Group	6,268	215,494
XL Group PLC	6,490	215,273

		17,993,194

Real Estate — 0.0%
CBRE Group, Inc. (a)	6,702	199,317

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	9,614	900,159
Apartment Investment & Management Co. Class A	3,453	109,875

	Number of Shares	Value
AvalonBay Communities, Inc.	3,197	$450,681
Boston Properties, Inc.	3,699	428,196
Equity Residential	8,811	542,581
Essex Property Trust, Inc.	1,545	276,169
General Growth Properties, Inc.	15,296	360,221
HCP, Inc.	11,089	440,344
Health Care REIT, Inc.	7,927	494,407
Host Hotels & Resorts, Inc.	18,483	394,242
Kimco Realty Corp.	10,104	221,379
The Macerich Co.	3,376	215,490
Plum Creek Timber Co., Inc.	4,317	168,406
Prologis, Inc.	12,114	456,698
Public Storage	3,551	588,898
Simon Property Group, Inc.	7,576	1,245,646
Ventas, Inc.	7,116	440,836
Vornado Realty Trust	4,253	425,130
Weyerhaeuser Co.	12,800	407,808

		8,567,166

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,010	116,737
People’s United Financial, Inc.	7,564	109,451

		226,188

		67,675,347

Industrial — 9.9%
Aerospace & Defense — 1.9%
The Boeing Co.	16,305	2,076,931
General Dynamics Corp.	7,729	982,279
L-3 Communications Holdings, Inc.	2,064	245,451
Lockheed Martin Corp.	6,566	1,200,133
Northrop Grumman Corp.	5,062	666,969
Raytheon Co.	7,539	766,113
Rockwell Collins, Inc.	3,315	260,228
United Technologies Corp.	20,710	2,186,976

		8,385,080

Building Materials — 0.1%
Martin Marietta Materials, Inc.	1,477	190,444
Masco Corp.	8,770	209,779

		400,223

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,942	298,348
Emerson Electric Co.	16,973	1,062,170

		1,360,518

Electronics — 0.5%
Agilent Technologies, Inc.	8,076	460,171
Allegion PLC	2,349	111,906
Amphenol Corp. Class A	3,776	377,071
FLIR Systems, Inc.	3,474	108,875
Garmin Ltd.	2,954	153,578
Jabil Circuit, Inc.	4,957	99,983
PerkinElmer, Inc.	2,803	122,211

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	10,021	$554,061
Waters Corp. (a)	2,031	201,313

		2,189,169

Engineering & Construction — 0.1%
Fluor Corp.	3,802	253,935
Jacobs Engineering Group, Inc. (a)	3,185	155,492

		409,427

Environmental Controls — 0.2%
Republic Services, Inc.	6,137	239,466
Stericycle, Inc. (a)	2,043	238,132
Waste Management, Inc.	10,599	503,770

		981,368

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	171,449
Stanley Black & Decker, Inc.	3,777	335,360

		506,809

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	15,276	1,512,783
Ingersoll-Rand PLC	6,503	366,509
Joy Global, Inc.	2,356	128,496

		2,007,788

Machinery – Diversified — 0.6%
Cummins, Inc.	4,152	547,981
Deere & Co.	8,723	715,199
Flowserve Corp.	3,358	236,806
Rockwell Automation, Inc.	3,335	366,450
Roper Industries, Inc.	2,442	357,240
Xylem, Inc.	4,545	161,302

		2,384,978

Manufacturing — 3.5%
3M Co.	15,762	2,233,160
Danaher Corp.	14,833	1,127,011
Dover Corp.	4,056	325,818
Eaton Corp. PLC	11,605	735,409
General Electric Co.	244,181	6,255,917
Honeywell International, Inc.	19,082	1,776,916
Illinois Tool Works, Inc.	8,856	747,623
Leggett & Platt, Inc.	3,276	114,398
Pall Corp.	2,628	219,964
Parker Hannifin Corp.	3,657	417,447
Pentair PLC	4,661	305,249
Textron, Inc.	6,730	242,213
Tyco International Ltd.	10,789	480,866

		14,981,991

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,492	827,185

	Number of Shares	Value
Packaging & Containers — 0.1%
Ball Corp.	3,425	$216,700
Bemis Co., Inc.	2,424	92,161
Owens-Illinois, Inc. (a)	4,008	104,408
Sealed Air Corp.	5,155	179,806

		593,075

Transportation — 1.8%
American ExpressNorfolk Southern Corp.	7,565	844,254
C.H. Robinson Worldwide, Inc.	3,529	234,043
CSX Corp.	24,349	780,629
Expeditors International of Washington, Inc.	4,780	193,972
FedEx Corp.	6,461	1,043,129
Kansas City Southern	2,707	328,088
Ryder System, Inc.	1,306	117,501
Union Pacific Corp.	21,815	2,365,182
United Parcel Service, Inc. Class B	17,100	1,680,759

		7,587,557

		42,615,168

Technology — 12.6%
Computers — 6.1%
Accenture PLC Class A	15,359	1,248,994
Apple, Inc.	145,713	14,680,585
Cognizant Technology Solutions Corp. Class A (a)	14,713	658,701
Computer Sciences Corp.	3,521	215,309
EMC Corp.	49,368	1,444,508
Hewlett-Packard Co.	45,484	1,613,318
International Business Machines Corp.	22,577	4,285,792
NetApp, Inc.	7,771	333,842
SanDisk Corp.	5,432	532,064
Seagate Technology PLC	7,908	452,891
Teradata Corp. (a)	3,764	157,787
Western Digital Corp.	5,351	520,759

		26,144,550

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,077	126,874
Xerox Corp.	26,331	348,359

		475,233

Semiconductors — 2.4%
Altera Corp.	7,479	267,599
Analog Devices, Inc.	7,683	380,232
Applied Materials, Inc.	29,771	643,351
Avago Technologies Ltd.	6,089	529,743
Broadcom Corp. Class A	13,084	528,855
Intel Corp.	120,476	4,194,974
KLA-Tencor Corp.	4,004	315,435

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	3,963	$296,036
Linear Technology Corp.	5,811	257,950
Microchip Technology, Inc.	4,921	232,419
Micron Technology, Inc. (a)	26,002	890,829
NVIDIA Corp.	12,523	231,049
Texas Instruments, Inc.	25,962	1,238,128
Xilinx, Inc.	6,539	276,927

		10,283,527

Software — 4.0%
Adobe Systems, Inc. (a)	11,493	795,201
Autodesk, Inc. (a)	5,598	308,450
CA, Inc.	7,766	216,982
Cerner Corp. (a)	7,382	439,746
Citrix Systems, Inc. (a)	3,966	282,934
The Dun & Bradstreet Corp.	904	106,193
Electronic Arts, Inc. (a)	7,610	270,992
Fidelity National Information Services, Inc.	7,015	394,944
Fiserv, Inc. (a)	6,004	388,069
Intuit, Inc.	6,954	609,518
Microsoft Corp.	200,503	9,295,319
Oracle Corp.	79,122	3,028,790
Red Hat, Inc. (a)	4,633	260,143
Salesforce.com, Inc. (a)	14,006	805,765

		17,203,046

		54,106,356

Utilities — 3.0%
Electric — 2.7%
The AES Corp.	16,050	227,589
Ameren Corp.	5,851	224,269
American Electric Power Co., Inc.	11,894	620,986
CenterPoint Energy, Inc.	10,549	258,134
CMS Energy Corp.	6,604	195,875
Consolidated Edison, Inc.	7,167	406,082
Dominion Resources, Inc.	14,227	982,943
DTE Energy Co.	4,273	325,090
Duke Energy Corp.	17,245	1,289,409
Edison International	7,974	445,906
Entergy Corp.	4,404	340,561
Exelon Corp.	20,960	714,526
FirstEnergy Corp.	10,231	343,455
Integrys Energy Group, Inc.	1,987	128,797
NextEra Energy, Inc.	10,593	994,471
Northeast Utilities	7,640	338,452
NRG Energy, Inc.	8,194	249,753
Pepco Holdings, Inc.	6,057	162,085
PG&E Corp.	11,461	516,203
Pinnacle West Capital Corp.	2,700	147,528
PPL Corp.	16,151	530,399
Public Service Enterprise Group, Inc.	12,349	459,877

	Number of Shares	Value
SCANA Corp.	3,400	$168,674
The Southern Co.	21,866	954,451
TECO Energy, Inc.	5,672	98,579
Wisconsin Energy Corp.	5,564	239,252
Xcel Energy, Inc.	12,399	376,930

		11,740,276

Gas — 0.3%
AGL Resources, Inc.	2,834	145,498
NiSource, Inc.	7,615	312,063
Sempra Energy	5,625	592,762

		1,050,323

		12,790,599

TOTAL COMMON STOCK (Cost $237,779,216)		426,311,093

TOTAL EQUITIES (Cost $237,779,216)		426,311,093

TOTAL LONG-TERM INVESTMENTS (Cost $237,779,216)		426,311,093

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$2,725,951	2,725,951

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 10/02/14	605,000	604,999

TOTAL SHORT-TERM INVESTMENTS (Cost $3,330,950)		3,330,950

TOTAL INVESTMENTS — 100.0% (Cost $241,110,166) (d)		429,642,043

Other Assets/(Liabilities) — (0.0)%		(54,376)

NET ASSETS — 100.0%		$429,587,667

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,725,952. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 2/15/41, and an aggregate market value, including accrued interest, of $2,783,068.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.8%

COMMON STOCK — 93.8%
Basic Materials — 4.8%
Mining — 4.8%
Glencore PLC ADR	680,000	$7,531,000

Communications — 4.0%
Internet — 4.0%
Amazon.com, Inc. (a)	19,500	6,287,580

Consumer, Cyclical — 21.3%
Apparel — 4.8%
Ralph Lauren Corp.	45,500	7,495,215

Auto Manufacturers — 4.7%
General Motors Co.	232,000	7,410,080

Entertainment — 0.9%
Penn National Gaming, Inc. (a)	124,000	1,390,040

Lodging — 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	54,000	4,493,340

Retail — 8.1%
CarMax, Inc. (a)	73,000	3,390,850
Family Dollar Stores, Inc.	48,500	3,746,140
Tiffany & Co.	59,000	5,682,290

		12,819,280

		33,607,955

Consumer, Non-cyclical — 3.5%
Commercial Services — 3.5%
Visa, Inc. Class A	26,000	5,547,620

Energy — 4.5%
Oil & Gas Services — 4.5%
National Oilwell Varco, Inc.	94,000	7,153,400

Financial — 34.2%
Banks — 6.6%
Wells Fargo & Co.	201,000	10,425,870

Diversified Financial — 14.3%
BlackRock, Inc.	21,000	6,894,720
Franklin Resources, Inc.	142,000	7,754,620
JP Morgan Chase & Co.	131,000	7,891,440

		22,540,780

Insurance — 9.7%
American International Group, Inc.	168,000	9,075,360
Aon PLC	70,000	6,136,900

		15,212,260

Real Estate — 3.6%
CBRE Group, Inc. (a)	192,000	5,710,080

		53,888,990

	Number of Shares	Value
Technology — 21.5%
Computers — 6.0%
Apple, Inc.	94,500	$9,520,875

Semiconductors — 11.2%
Applied Materials, Inc.	300,000	6,483,000
Intel Corp.	322,000	11,212,040

		17,695,040

Software — 4.3%
Oracle Corp.	177,000	6,775,560

		33,991,475

TOTAL COMMON STOCK (Cost $111,376,833)		148,008,020

TOTAL EQUITIES (Cost $111,376,833)		148,008,020

TOTAL LONG-TERM INVESTMENTS (Cost $111,376,833)		148,008,020

	Principal Amount
SHORT-TERM INVESTMENTS — 6.2%
Repurchase Agreement — 6.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$9,738,336	9,738,336

TOTAL SHORT-TERM INVESTMENTS (Cost $9,738,336)		9,738,336

TOTAL INVESTMENTS — 100.0% (Cost $121,115,169) (c)		157,746,356

Other Assets/(Liabilities) — (0.0)%		(26,621)

NET ASSETS — 100.0%		$157,719,735

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,738,338. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $9,934,760.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 94.4%
Basic Materials — 3.8%
Chemicals — 1.7%
Akzo Nobel NV	85,140	$5,800,138

Iron & Steel — 1.3%
POSCO ADR (Republic of Korea)	62,311	4,729,405

Mining — 0.8%
Mining and Metallurgical Company Norilsk Nickel OJSC ADR (Russia)	145,469	2,701,182

		13,230,725

Communications — 10.3%
Internet — 0.5%
Trend Micro, Inc.	57,300	1,939,965

Media — 1.3%
British Sky Broadcasting Group PLC	152,800	2,173,144
Vivendi SA	102,472	2,469,542

		4,642,686

Telecommunications — 8.5%
China Mobile Ltd.	278,500	3,265,507
China Telecom Corp. Ltd. Class H	9,487,643	5,827,725
Singapore Telecommunications Ltd.	1,468,000	4,362,853
Singapore Telecommunications Ltd.	9,000	27,027
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	222,579	2,802,269
Telefonica SA Sponsored ADR (Spain) (a)	342,946	5,271,080
Telenor ASA	219,076	4,807,261
Vodafone Group PLC Sponsored ADR (United Kingdom)	96,765	3,182,601

		29,546,323

		36,128,974

Consumer, Cyclical — 10.2%
Airlines — 1.1%
Deutsche Lufthansa AG	109,680	1,732,125
Qantas Airways Ltd. (b)	1,815,238	2,199,063

		3,931,188

Auto Manufacturers — 3.1%
Nissan Motor Co. Ltd. (a)	484,670	4,728,897
Toyota Motor Corp. Sponsored ADR (Japan)	52,174	6,132,010

		10,860,907

Automotive & Parts — 2.6%
Cie Generale des Etablissements Michelin Class B	57,150	5,374,075
Hyundai Mobis	8,167	1,990,157

	Number of Shares	Value
Weichai Power Co. Ltd. Class H	445,000	$1,604,151

		8,968,383

Distribution & Wholesale — 0.8%
ITOCHU Corp. (a)	226,800	2,773,393

Retail — 2.6%
Kingfisher PLC	849,174	4,450,620
Marks & Spencer Group PLC	713,110	4,657,935

		9,108,555

		35,642,426

Consumer, Non-cyclical — 17.5%
Beverages — 0.9%
Suntory Beverage & Food Ltd.	92,300	3,275,504

Foods — 2.1%
Metro AG (b)	83,660	2,755,575
Tesco PLC	921,960	2,758,053
Unilever PLC	40,607	1,694,976

		7,208,604

Health Care – Products — 1.1%
Getinge AB Class B	104,690	2,633,695
QIAGEN NV (b)	53,100	1,208,616

		3,842,311

Pharmaceuticals — 13.4%
Bayer AG	46,460	6,506,880
GlaxoSmithKline PLC	262,834	6,015,745
Merck KGaA	52,820	4,867,874
Novartis AG	53,730	5,060,189
Roche Holding AG	27,490	8,139,846
Sanofi	96,808	10,921,413
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	96,515	5,187,681

		46,699,628

		61,026,047

Diversified — 2.0%
Holding Company – Diversified — 2.0%
Hutchison Whampoa Ltd.	214,291	2,589,969
Noble Group Ltd.	4,245,000	4,313,894

		6,903,863

Energy — 11.4%
Coal — 0.5%
China Shenhua Energy Co. Ltd. Class H	589,000	1,644,014

Oil & Gas — 9.6%
BP PLC	447,764	3,281,067
ENI SpA	226,188	5,369,751
Galp Energia SGPS SA	228,470	3,706,550
Kunlun Energy Co. Ltd	1,582,000	2,282,427
Petroleo Brasileiro SA Sponsored ADR (Brazil)	149,705	2,229,107

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Repsol YPF SA	66,292	$1,568,853
Royal Dutch Shell PLC Class A	2,327	88,757
Royal Dutch Shell PLC Class B	115,344	4,550,087
StatoilHydro ASA	90,840	2,471,562
Talisman Energy, Inc.	329,600	2,851,756
Total SA	81,812	5,287,343

		33,687,260

Oil & Gas Services — 1.3%
Fugro NV (a)	33,180	1,003,426
SBM Offshore NV (a) (b)	113,458	1,636,246
Technip SA	21,630	1,814,903

		4,454,575

		39,785,849

Financial — 24.3%
Banks — 11.5%
Barclays PLC	481,000	1,771,961
BNP Paribas	104,870	6,934,890
Credit Agricole SA	182,370	2,740,122
DBS Group Holdings, Ltd.	403,479	5,817,188
HSBC Holdings PLC	638,400	6,531,435
ICICI Bank Ltd. Sponsored ADR (India)	68,082	3,342,826
Intesa Sanpaolo SpA	616,558	1,864,877
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	77,128	2,793,576
Lloyds Banking Group PLC (b)	3,480,060	4,312,211
UniCredit SpA	529,182	4,144,031

		40,253,117

Diversified Financial — 3.1%
Credit Suisse Group	187,101	5,157,908
Deutsche Boerse AG	48,890	3,300,740
Hana Financial Group, Inc.	64,829	2,343,789

		10,802,437

Insurance — 8.8%
AIA Group Ltd.	485,200	2,504,103
Aviva PLC	640,135	5,399,839
AXA SA	218,877	5,390,291
China Life Insurance Co. Ltd.	1,170,000	3,247,838
ING Groep NV (b)	379,570	5,398,923
Muenchener Rueckversicherungs AG	17,480	3,459,890
NN Group NV (b)	60,400	1,748,696
Swiss Re AG	43,490	3,463,375

		30,612,955

Real Estate — 0.9%
Cheung Kong Holdings	195,215	3,201,320

		84,869,829

	Number of Shares	Value
Industrial — 10.6%
Aerospace & Defense — 1.7%
BAE Systems PLC	408,560	$3,121,917
Embraer SA Sponsored ADR (Brazil)	69,148	2,711,984

		5,833,901

Building Materials — 3.3%
Compagnie de Saint-Gobain	79,190	3,606,892
CRH PLC	175,942	3,998,778
HeidelbergCement AG	59,410	3,925,622

		11,531,292

Electronics — 0.7%
Koninklijke Philips Electronics NV	81,700	2,601,015

Manufacturing — 2.5%
Konica Minolta Holdings, Inc.	198,300	2,148,446
Nikon Corp. (a)	149,600	2,163,890
Siemens AG	35,836	4,271,166

		8,583,502

Packaging & Containers — 0.8%
Rexam PLC	328,794	2,620,551

Transportation — 1.6%
China South Locomotive and Rolling Stock Corp. Ltd. Class H	1,226,400	1,075,394
Deutsche Post AG	54,651	1,747,749
TNT Express NV	461,170	2,901,561

		5,724,704

		36,894,965

Technology — 4.3%
Semiconductors — 3.4%
Infineon Technologies AG	294,047	3,043,189
Samsung Electronics Co., Ltd.	6,211	6,953,160
Taiwan Semiconductor Manufacturing Co. Ltd.	516,275	2,055,134

		12,051,483

Software — 0.9%
SAP AG Sponsored ADR (Germany) (a)	18,239	1,316,126
Software AG (a)	67,800	1,680,164

		2,996,290

		15,047,773

TOTAL COMMON STOCK (Cost $287,700,251)		329,530,451

TOTAL EQUITIES (Cost $287,700,251)		329,530,451

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 5.4%
Diversified Financial — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)	18,951,907	$18,951,907

TOTAL MUTUAL FUNDS (Cost $18,951,907)		18,951,907

TOTAL LONG-TERM INVESTMENTS (Cost $306,652,158)		348,482,358

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$10,849,190	10,849,190

TOTAL SHORT-TERM INVESTMENTS (Cost $10,849,190)		10,849,190

TOTAL INVESTMENTS — 102.9% (Cost $317,501,348) (e)		359,331,548

Other Assets/(Liabilities) — (2.9)%		(10,263,536)

NET ASSETS — 100.0%		$349,068,012

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $18,191,604 or 5.21% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,849,193. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $11,068,609.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 0.9%
Chemicals — 0.9%
The Sherwin-Williams Co.	8,327	$1,823,530

Communications — 21.9%
Internet — 11.1%
Alibaba Group Holding Ltd., Sponsored ADR (a)	15,300	1,359,405
Expedia, Inc.	18,967	1,661,889
F5 Networks, Inc. (a)	24,213	2,875,052
Facebook, Inc. Class A (a)	51,724	4,088,265
Google, Inc. Class A (a)	3,345	1,968,231
Google, Inc. Class C (a)	9,826	5,673,139
IAC/InterActiveCorp	9,126	601,403
The Priceline Group, Inc. (a)	1,676	1,941,780
Twitter, Inc. (a)	27,056	1,395,549
Yahoo!, Inc. (a)	23,220	946,215

		22,510,928

Media — 3.4%
Comcast Corp. Class A	55,215	2,969,463
DIRECTV (a)	22,346	1,933,376
Discovery Communications, Inc. Series A (a)	15,866	599,735
Discovery Communications, Inc. Series C (a)	11,119	414,516
Scripps Networks Interactive Class A	13,761	1,074,596

		6,991,686

Telecommunications — 7.4%
Cisco Systems, Inc.	147,967	3,724,330
QUALCOMM, Inc.	58,504	4,374,344
Verizon Communications, Inc.	135,773	6,787,292

		14,885,966

		44,388,580

Consumer, Cyclical — 8.7%
Home Builders — 0.8%
PulteGroup, Inc.	86,263	1,523,405

Lodging — 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	15,151	1,260,715
Wyndham Worldwide Corp.	26,920	2,187,519
Wynn Resorts Ltd.	5,880	1,100,030

		4,548,264

Retail — 5.7%
Costco Wholesale Corp.	11,497	1,440,804
CVS Health Corp.	29,334	2,334,693
The Home Depot, Inc.	44,194	4,054,358
Lowe’s Cos., Inc.	26,772	1,416,774

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	11,411	$1,715,758
The TJX Cos., Inc.	9,190	543,772

		11,506,159

		17,577,828

Consumer, Non-cyclical — 23.0%
Agriculture — 1.1%
Philip Morris International, Inc.	25,098	2,093,173

Beverages — 2.5%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	24,996	2,770,807
Keurig Green Mountain, Inc.	9,953	1,295,184
Monster Beverage Corp. (a)	10,817	991,594

		5,057,585

Biotechnology — 3.8%
Amgen, Inc.	23,230	3,262,886
Celgene Corp. (a)	24,087	2,282,966
Vertex Pharmaceuticals, Inc. (a)	19,438	2,183,082

		7,728,934

Commercial Services — 1.9%
Alliance Data Systems Corp. (a)	3,730	926,047
Paychex, Inc.	20,366	900,177
Visa, Inc. Class A	9,385	2,002,478

		3,828,702

Foods — 1.0%
Mondelez International, Inc. Class A	58,780	2,014,097

Health Care – Products — 4.9%
Becton, Dickinson & Co.	11,432	1,301,076
C.R. Bard, Inc.	14,347	2,047,460
Johnson & Johnson	26,020	2,773,472
Medtronic, Inc.	36,320	2,250,024
Zimmer Holdings, Inc.	15,706	1,579,238

		9,951,270

Health Care – Services — 1.7%
Aetna, Inc.	30,204	2,446,524
HCA Holdings, Inc. (a)	14,666	1,034,246

		3,480,770

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	32,823	1,679,881
Eli Lilly & Co.	47,403	3,074,085
Gilead Sciences, Inc. (a)	41,865	4,456,529
Merck & Co., Inc.	41,343	2,450,813
Salix Pharmaceuticals Ltd. (a)	4,735	739,796

		12,401,104

		46,555,635

Energy — 5.2%
Oil & Gas — 3.1%
Apache Corp.	25,104	2,356,512

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cabot Oil & Gas Corp.	48,670	$1,591,022
Devon Energy Corp.	33,726	2,299,439

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	31,560	2,053,294
National Oilwell Varco, Inc.	29,280	2,228,208

		4,281,502

		10,528,475

Financial — 4.5%
Banks — 1.6%
Bank of America Corp.	123,286	2,102,026
Itau Unibanco Holding SA Sponsored ADR (Brazil)	89,422	1,241,178

		3,343,204

Diversified Financial — 2.9%
American Express Co.	34,920	3,056,897
IntercontinentalExchange, Inc.	5,739	1,119,392
JP Morgan Chase & Co.	9,361	563,906
Waddell & Reed Financial, Inc. Class A	20,346	1,051,685

		5,791,880

		9,135,084

Industrial — 6.5%
Aerospace & Defense — 1.1%
The Boeing Co.	17,509	2,230,296

Machinery – Diversified — 0.5%
Rockwell Automation, Inc.	9,196	1,010,456

Manufacturing — 3.7%
3M Co.	7,967	1,128,765
Danaher Corp.	20,958	1,592,389
Dover Corp.	9,143	734,457
Honeywell International, Inc.	25,003	2,328,279
Illinois Tool Works, Inc.	14,289	1,206,278
Tyco International Ltd.	11,162	497,490

		7,487,658

Transportation — 1.2%
United Parcel Service, Inc. Class B	23,783	2,337,631

		13,066,041

Technology — 29.1%
Computers — 9.9%
Apple, Inc.	131,700	13,268,775
Brocade Communications Systems, Inc.	37,397	406,505
NetApp, Inc.	50,230	2,157,881
SanDisk Corp.	23,990	2,349,820
Western Digital Corp.	18,102	1,761,687

		19,944,668

	Number of Shares	Value
Internet — 1.0%
Check Point Software Technologies Ltd. (a)	28,646	$1,983,449

Semiconductors — 8.0%
Altera Corp.	98,975	3,541,325
Broadcom Corp. Class A	40,987	1,656,695
Intel Corp.	41,179	1,433,853
KLA-Tencor Corp.	16,837	1,326,419
Linear Technology Corp.	30,658	1,360,909
Marvell Technology Group Ltd.	29,083	392,039
Maxim Integrated Products, Inc.	65,292	1,974,430
Microchip Technology, Inc.	38,800	1,832,524
Skyworks Solutions, Inc.	22,626	1,313,439
Xilinx, Inc.	32,121	1,360,324

		16,191,957

Software — 10.2%
Activision Blizzard, Inc.	57,251	1,190,248
Intuit, Inc.	26,123	2,289,681
Microsoft Corp.	221,391	10,263,687
Oracle Corp.	180,435	6,907,052

		20,650,668

		58,770,742

TOTAL COMMON STOCK (Cost $167,690,221)		201,845,915

TOTAL EQUITIES (Cost $167,690,221)		201,845,915

TOTAL LONG-TERM INVESTMENTS (Cost $167,690,221)		201,845,915

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$371,563	371,563

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	9,848	9,848

TOTAL SHORT-TERM INVESTMENTS (Cost $381,411)		381,411

TOTAL INVESTMENTS — 100.0% (Cost $168,071,632) (c)		202,227,326

Other Assets/(Liabilities) — 0.0%		47,228

NET ASSETS — 100.0%		$202,274,554

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $371,563. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $379,764.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 4.3%
Chemicals — 2.0%
The Dow Chemical Co.	54,950	$2,881,578
E.I. du Pont de Nemours & Co.	20,130	1,444,529

		4,326,107

Forest Products & Paper — 0.9%
International Paper Co.	39,600	1,890,504

Iron & Steel — 1.4%
Nucor Corp.	23,020	1,249,526
Steel Dynamics, Inc.	81,250	1,837,062

		3,086,588

		9,303,199

Communications — 9.3%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	84,200	1,542,544

Internet — 1.3%
Symantec Corp.	118,490	2,785,700

Media — 2.9%
CBS Corp. Class B	27,030	1,446,105
Comcast Corp. Class A	53,640	2,884,759
Thomson Reuters Corp.	53,500	1,947,935

		6,278,799

Telecommunications — 4.4%
Cisco Systems, Inc.	237,530	5,978,630
Verizon Communications, Inc.	70,100	3,504,299

		9,482,929

		20,089,972

Consumer, Cyclical — 8.9%
Auto Manufacturers — 0.3%
Paccar, Inc.	10,870	618,231

Home Builders — 0.8%
PulteGroup, Inc.	103,500	1,827,810

Housewares — 1.0%
Newell Rubbermaid, Inc.	64,100	2,205,681

Leisure Time — 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	34,100	1,228,282

Retail — 6.2%
AutoZone, Inc. (a)	3,400	1,732,844
CVS Health Corp.	33,320	2,651,939
The Home Depot, Inc.	24,700	2,265,978
Lowe’s Cos., Inc.	51,200	2,709,504

	Number of Shares	Value
Nordstrom, Inc.	25,070	$1,714,036
PVH Corp.	19,500	2,362,425

		13,436,726

		19,316,730

Consumer, Non-cyclical — 16.9%
Agriculture — 0.8%
Philip Morris International, Inc.	19,740	1,646,316

Beverages — 2.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	23,250	2,577,263
Diageo PLC Sponsored ADR (United Kingdom)	17,000	1,961,800

		4,539,063

Biotechnology — 1.3%
Amgen, Inc.	20,770	2,917,354

Foods — 0.7%
Kraft Foods Group, Inc.	25,576	1,442,486

Health Care – Products — 3.7%
Baxter International, Inc.	27,960	2,006,689
Covidien PLC	40,620	3,514,036
Johnson & Johnson	22,510	2,399,341

		7,920,066

Health Care – Services — 1.8%
UnitedHealth Group, Inc.	46,510	4,011,488

Pharmaceuticals — 6.5%
AstraZeneca PLC Sponsored ADR (United Kingdom)	35,300	2,521,832
Merck & Co., Inc.	101,290	6,004,471
Pfizer, Inc.	55,359	1,636,966
Roche Holding AG	10,283	3,044,818
Zoetis, Inc.	26,538	980,579

		14,188,666

		36,665,439

Energy — 11.9%
Oil & Gas — 10.3%
Anadarko Petroleum Corp.	21,300	2,160,672
Chevron Corp.	56,850	6,783,342
EOG Resources, Inc.	22,420	2,220,028
Exxon Mobil Corp.	40,500	3,809,025
Marathon Oil Corp.	63,940	2,403,505
Occidental Petroleum Corp.	26,970	2,593,165
Southwestern Energy Co. (a)	70,250	2,455,238

Oil & Gas Services — 1.6%
Halliburton Co.	52,700	3,399,677

		25,824,652

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.7%
Banks — 7.4%
BB&T Corp.	70,800	$2,634,468
PNC Financial Services Group, Inc.	58,790	5,031,248
Wells Fargo & Co.	162,090	8,407,609

		16,073,325

Diversified Financial — 10.6%
Ameriprise Financial, Inc.	5,600	690,928
BlackRock, Inc.	10,270	3,371,846
Citigroup, Inc.	104,400	5,410,008
The Goldman Sachs Group, Inc.	16,970	3,115,183
IntercontinentalExchange, Inc.	12,900	2,516,145
JP Morgan Chase & Co.	131,480	7,920,355

		23,024,465

Insurance — 6.6%
ACE Ltd.	35,940	3,769,028
American International Group, Inc.	39,000	2,106,780
Marsh & McLennan Cos., Inc.	63,490	3,323,066
MetLife, Inc.	46,600	2,503,352
Principal Financial Group, Inc.	33,740	1,770,338
Unum Group	24,740	850,561

		14,323,125

Real Estate Investment Trusts (REITS) — 1.1%
Host Hotels & Resorts, Inc.	106,700	2,275,911

		55,696,826

Industrial — 9.5%
Aerospace & Defense — 2.8%
Spirit AeroSystems Holdings, Inc. Class A (a)	70,800	2,694,648
United Technologies Corp.	31,300	3,305,280

		5,999,928

Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	42,300	1,738,953

Machinery – Construction & Mining — 0.8%
Ingersoll-Rand PLC	31,970	1,801,829

Manufacturing — 5.1%
3M Co.	15,150	2,146,452
Eaton Corp. PLC	47,600	3,016,412
General Electric Co.	162,980	4,175,547
Illinois Tool Works, Inc.	21,280	1,796,458

		11,134,869

		20,675,579

Technology — 9.0%
Computers — 1.9%
EMC Corp.	139,800	4,090,548

Semiconductors — 5.6%
Analog Devices, Inc.	39,240	1,941,988
Intel Corp.	137,270	4,779,741
Marvell Technology Group Ltd.	173,200	2,334,736

	Number of Shares	Value
Maxim Integrated Products, Inc.	98,850	$2,989,224

		12,045,689

Software — 1.5%
Microsoft Corp.	72,060	3,340,702

		19,476,939

Utilities — 2.4%
Electric — 2.4%
Edison International	30,490	1,705,001
NextEra Energy, Inc.	12,240	1,149,091
Northeast Utilities	51,660	2,288,538

		5,142,630

TOTAL COMMON STOCK (Cost $150,178,353)		212,191,966

TOTAL EQUITIES (Cost $150,178,353)		212,191,966

TOTAL LONG-TERM INVESTMENTS (Cost $150,178,353)		212,191,966

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$4,225,612	4,225,612

TOTAL SHORT-TERM INVESTMENTS (Cost $4,225,612)		4,225,612

TOTAL INVESTMENTS — 99.9% (Cost $154,403,965) (c)		216,417,578

Other Assets/(Liabilities) — 0.1%		273,414

NET ASSETS — 100.0%		$216,690,992

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,225,613. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $4,313,542.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 7.3%
Chemicals — 6.5%
Air Liquide	10,175	$1,237,056
Akzo Nobel NV	39,989	2,724,239
Brenntag AG	18,084	887,894
International Flavors & Fragrances, Inc.	17,106	1,640,123
Linde AG	30,711	5,901,445
Praxair, Inc.	18,991	2,449,839

		14,840,596

Forest Products & Paper — 0.8%
Svenska Cellulosa AB Class B	79,264	1,884,922

		16,725,518

Communications — 10.8%
Advertising — 2.3%
Omnicom Group, Inc.	31,069	2,139,411
WPP PLC	157,354	3,147,413

		5,286,824

Internet — 0.6%
eBay, Inc. (a)	23,263	1,317,384

Media — 7.2%
British Sky Broadcasting Group PLC	84,542	1,202,369
Time Warner Cable, Inc.	13,037	1,870,679
Time Warner, Inc.	71,986	5,414,067
Viacom, Inc. Class B	10,445	803,638
The Walt Disney Co.	80,199	7,140,117

		16,430,870

Telecommunications — 0.7%
Cisco Systems, Inc.	59,408	1,495,299

		24,530,377

Consumer, Cyclical — 8.7%
Apparel — 1.0%
Burberry Group PLC	58,109	1,417,462
Nike, Inc. Class B	10,574	943,201

		2,360,663

Automotive & Parts — 0.8%
Delphi Automotive PLC	29,457	1,806,893

Entertainment — 0.4%
William Hill PLC	129,005	770,155

Food Services — 1.2%
Compass Group PLC	168,810	2,726,417

Leisure Time — 0.2%
Harley-Davidson, Inc.	7,191	418,516

Lodging — 0.1%
Whitbread PLC	4,627	311,471

	Number of Shares	Value
Retail — 5.0%
AutoZone, Inc. (a)	4,089	$2,084,000
Cie Financiere Richemont SA	28,102	2,302,894
Lawson, Inc. (b)	7,900	552,866
McDonald’s Corp.	26,331	2,496,442
Sally Beauty Holdings, Inc. (a)	58,815	1,609,766
Target Corp.	16,938	1,061,674
Urban Outfitters, Inc. (a)	35,798	1,313,786

		11,421,428

		19,815,543

Consumer, Non-cyclical — 30.6%
Beverages — 5.9%
AMBEV SA	134,658	882,408
Carlsberg A/S Class B	19,261	1,708,698
Diageo PLC	169,282	4,894,615
Heineken NV	36,918	2,757,157
Pernod-Ricard SA	28,540	3,225,766

		13,468,644

Commercial Services — 2.7%
Adecco SA	27,006	1,822,227
Visa, Inc. Class A	20,705	4,417,826

		6,240,053

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	48,410	3,157,300
The Procter & Gamble Co.	9,605	804,323

		3,961,623

Foods — 5.3%
Danone SA	57,551	3,842,112
Kellogg Co.	34,640	2,133,824
Nestle SA	82,368	6,041,668

		12,017,604

Health Care – Products — 5.2%
Johnson & Johnson	15,787	1,682,736
Medtronic, Inc.	47,083	2,916,792
Sonova Holding AG	11,120	1,774,591
St. Jude Medical, Inc.	45,234	2,719,920
Stryker Corp.	33,038	2,667,819

		11,761,858

Health Care – Services — 2.4%
Thermo Fisher Scientific, Inc.	44,502	5,415,893

Household Products — 2.7%
Reckitt Benckiser Group PLC	70,449	6,097,704

Pharmaceuticals — 4.7%
Bayer AG	38,479	5,389,114
DENTSPLY International, Inc.	37,004	1,687,382
Merck KGaA	21,984	2,026,039

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roche Holding AG	5,878	$1,740,488

		10,843,023

		69,806,402

Diversified — 1.7%
Holding Company – Diversified — 1.7%
LVMH Moet Hennessy Louis Vuitton SA	24,188	3,920,897

Energy — 3.4%
Oil & Gas — 0.5%
Inpex Corp.	83,400	1,180,703

Oil & Gas Services — 2.9%
National Oilwell Varco, Inc.	19,420	1,477,862
NOW, Inc. (a)	6,937	210,954
Saipem SpA (a)	42,944	909,089
Schlumberger Ltd.	37,914	3,855,475

		6,453,380

		7,634,083

Financial — 13.8%
Banks — 7.3%
Bank of New York Mellon Corp.	100,216	3,881,366
Credicorp Ltd.	3,646	559,260
Erste Group Bank AG	35,307	804,837
Itau Unibanco Holding SA Sponsored ADR (Brazil)	83,517	1,159,216
Julius Baer Group Ltd.	25,406	1,133,519
Kasikornbank PCL	128,200	924,433
Komercni Banka AS	1,834	436,701
Sberbank of Russia Sponsored ADR (Russia)	55,132	433,779
Standard Chartered PLC	115,048	2,119,403
State Street Corp.	70,187	5,166,465

		16,618,979

Diversified Financial — 6.2%
American Express Co.	39,226	3,433,844
Deutsche Boerse AG	17,348	1,171,226
Franklin Resources, Inc.	59,619	3,255,793
The Goldman Sachs Group, Inc.	16,449	3,019,543
Grupo Financiero Banorte SAB de CV Class O	109,993	704,404
UBS AG	147,285	2,555,412

		14,140,222

Insurance — 0.3%
Swiss Re AG	8,160	649,831

		31,409,032

Industrial — 16.0%
Aerospace & Defense — 2.7%
MTU Aero Engines AG	16,954	1,445,367
United Technologies Corp.	43,797	4,624,963

		6,070,330

	Number of Shares	Value
Electrical Components & Equipment — 2.4%
Legrand SA	48,557	$2,518,488
Schneider Electric SE	37,682	2,881,453

		5,399,941

Electronics — 2.6%
Amphenol Corp. Class A	17,151	1,712,699
Hoya Corp.	64,600	2,171,187
Waters Corp. (a)	19,931	1,975,560

		5,859,446

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	5,124	563,025

Manufacturing — 4.2%
3M Co.	28,629	4,056,157
Honeywell International, Inc.	60,674	5,649,963

		9,706,120

Transportation — 3.9%
Canadian National Railway Co.	69,189	4,909,652
Kuehne & Nagel International AG	3,393	428,056
United Parcel Service, Inc. Class B	36,401	3,577,854

		8,915,562

		36,514,424

Technology — 6.5%
Computers — 2.2%
Accenture PLC Class A	61,612	5,010,288

Internet — 0.5%
Check Point Software Technologies Ltd. (a) (b)	14,214	984,177

Semiconductors — 1.8%
Altera Corp.	30,772	1,101,022
Microchip Technology, Inc. (b)	34,383	1,623,909
Samsung Electronics Co., Ltd.	1,278	1,430,710

		4,155,641

Software — 2.0%
Dassault Systemes SA	7,743	495,579
Oracle Corp.	106,270	4,068,015

		4,563,594

		14,713,700

TOTAL COMMON STOCK (Cost $171,331,925)		225,069,976

TOTAL EQUITIES (Cost $171,331,925)		225,069,976

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	3,038,964	$3,038,964

TOTAL MUTUAL FUNDS (Cost $3,038,964)		3,038,964

TOTAL LONG-TERM INVESTMENTS (Cost $174,370,889)		228,108,940

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$2,420,724	2,420,724

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	13,420	13,420

TOTAL SHORT-TERM INVESTMENTS (Cost $2,434,144)		2,434,144

TOTAL INVESTMENTS — 101.2% (Cost $176,805,033) (e)		230,543,084

Other Assets/(Liabilities) — (1.2)%		(2,762,889)

NET ASSETS — 100.0%		$227,780,195

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $2,959,687 or 1.30% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,420,724. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $2,472,046.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 76.2%
MML Blue Chip Growth Fund, Initial Class (a)	7,148,022	$117,227,556
MML Equity Income Fund, Initial Class (a)	5,807,509	78,459,452
MML Focused Equity Fund, Class II (a)	4,458,886	67,284,582
MML Foreign Fund, Initial Class (a)	4,745,053	50,772,071
MML Fundamental Growth Fund, Class II (a)	5,584,888	79,249,555
MML Fundamental Value Fund, Class II (a)	5,010,120	77,606,760
MML Global Fund, Class I (a)	6,609,565	80,636,689
MML Income & Growth Fund, Initial Class (a)	4,708,765	56,222,656
MML International Equity Fund, Class II (a) (b)	5,295,533	50,572,344
MML Large Cap Growth Fund, Initial Class (a)	5,820,063	78,687,251
MML Managed Volatility Fund, Initial Class (a)	4,328,602	60,746,110
MML Mid Cap Growth Fund, Initial Class (a)	4,841,134	73,101,117
MML Mid Cap Value Fund, Initial Class (a)	6,182,867	75,925,609
MML Small Cap Growth Equity Fund, Initial Class (a)	1,979,317	32,620,379
MML Small Company Value Fund, Class II (a)	2,180,036	35,381,977
MML Small/Mid Cap Value Fund, Initial Class (a)	1,855,657	25,311,155
MML Strategic Emerging Markets Fund, Class II (a)	4,272,666	44,179,362
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	329,185	24,655,923
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	7,954,346	83,997,895
Oppenheimer Global Fund/VA, Non-Service Shares (a)	805,244	31,871,574
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	18,728,604	43,824,934

		1,268,334,951

	Number of Shares	Value
Fixed Income Funds — 23.9%
MML High Yield Fund, Class II (a)	1,644,158	$17,608,930
MML Inflation-Protected and Income Fund, Initial Class (a)	3,157,572	32,459,845
MML Managed Bond Fund, Initial Class (a)	14,502,319	185,394,687
MML PIMCO Total Return Fund, Class II (a)	8,346,487	87,137,329
MML Short-Duration Bond Fund, Class II (a)	4,294,762	42,604,035
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	6,272,824	33,434,151

		398,638,977

TOTAL MUTUAL FUNDS (Cost $1,469,064,514)		1,666,973,928

TOTAL LONG-TERM INVESTMENTS (Cost $1,469,064,514)		1,666,973,928

TOTAL INVESTMENTS — 100.1% (Cost $1,469,064,514) (c)		1,666,973,928

Other Assets/(Liabilities) —(0.1)%		(1,051,628)

NET ASSETS — 100.0%		$1,665,922,300

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.2%
Basic Materials — 3.9%
Chemicals — 3.9%
FMC Corp.	7,041	$402,675
Linde AG	5,661	1,087,821
Praxair, Inc.	9,055	1,168,095
The Sherwin-Williams Co.	6,227	1,363,651
W.R. Grace & Co. (a)	14,711	1,337,818

		5,360,060

		5,360,060

Communications — 10.0%
Internet — 3.2%
Google, Inc. Class A (a)	4,096	2,410,127
Google, Inc. Class C (a)	3,474	2,005,749

		4,415,876

Media — 6.8%
Comcast Corp. Class A	43,557	2,342,495
Time Warner, Inc.	30,560	2,298,418
Twenty-First Century Fox Class A	48,012	1,646,332
The Walt Disney Co.	34,648	3,084,711

		9,371,956

		13,787,832

Consumer, Cyclical — 9.9%
Apparel — 1.6%
Nike, Inc. Class B	10,886	971,031
VF Corp.	18,742	1,237,535

		2,208,566

Automotive & Parts — 0.4%
Delphi Automotive PLC	9,507	583,159

Distribution & Wholesale — 1.1%
W.W. Grainger, Inc.	6,146	1,546,641

Housewares — 0.8%
Newell Rubbermaid, Inc.	31,659	1,089,386

Retail — 6.0%
Bed Bath & Beyond, Inc. (a)	25,034	1,647,988
Kohl’s Corp.	23,577	1,438,904
L Brands, Inc.	15,704	1,051,854
McDonald’s Corp.	16,918	1,603,996
Ross Stores, Inc.	15,616	1,180,257
Target Corp.	21,713	1,360,971

		8,283,970

		13,711,722

Consumer, Non-cyclical — 24.1%
Beverages — 1.8%
Diageo PLC	35,570	1,028,470

	Number of Shares	Value
Pernod-Ricard SA	13,501	$1,525,966

		2,554,436

Commercial Services — 4.4%
MasterCard, Inc. Class A	25,786	1,906,101
McKesson Corp.	5,531	1,076,720
Visa, Inc. Class A	14,237	3,037,749

		6,020,570

Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	17,407	1,135,285
The Procter & Gamble Co.	33,516	2,806,630

		3,941,915

Foods — 2.6%
Danone SA	22,313	1,489,618
General Mills, Inc.	10,733	541,480
Mondelez International, Inc. Class A	45,301	1,552,239

		3,583,337

Health Care – Products — 4.8%
Covidien PLC	17,342	1,500,256
Johnson & Johnson	29,258	3,118,610
St. Jude Medical, Inc.	13,588	817,047
Stryker Corp.	14,236	1,149,557

		6,585,470

Health Care – Services — 1.7%
Thermo Fisher Scientific, Inc.	19,693	2,396,638

Pharmaceuticals — 5.9%
Abbott Laboratories	29,726	1,236,304
Bristol-Myers Squibb Co.	22,698	1,161,684
Endo International PLC (a)	17,435	1,191,508
Pfizer, Inc.	85,633	2,532,168
Valeant Pharmaceuticals International, Inc. (a)	15,588	2,045,145

		8,166,809

		33,249,175

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	7,235	1,172,800

Energy — 7.1%
Oil & Gas — 3.6%
EOG Resources, Inc.	19,015	1,882,865
Noble Energy, Inc.	25,430	1,738,395
Occidental Petroleum Corp.	14,019	1,347,927

		4,969,187

Oil & Gas Services — 3.5%
Cameron International Corp. (a)	23,116	1,534,440
National Oilwell Varco, Inc.	15,230	1,159,003

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	21,366	$2,172,708

		4,866,151

		9,835,338

Financial — 17.3%
Banks — 4.1%
Bank of America Corp.	109,113	1,860,376
State Street Corp.	11,508	847,104
Wells Fargo & Co.	56,663	2,939,110

		5,646,590

Diversified Financial — 10.6%
American Express Co.	27,719	2,426,521
BlackRock, Inc.	6,923	2,272,959
Franklin Resources, Inc.	9,244	504,815
The Goldman Sachs Group, Inc.	15,186	2,787,694
JP Morgan Chase & Co.	69,560	4,190,295
Morgan Stanley	34,993	1,209,708
The NASDAQ OMX Group, Inc.	29,392	1,246,809

		14,638,801

Insurance — 0.8%
ACE Ltd.	10,904	1,143,503

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	26,202	2,453,293

		23,882,187

Industrial — 11.4%
Aerospace & Defense — 1.8%
United Technologies Corp.	23,918	2,525,741

Engineering & Construction — 0.7%
Fluor Corp.	14,818	989,694

Manufacturing — 4.3%
Danaher Corp.	47,937	3,642,253
Honeywell International, Inc.	24,238	2,257,043

		5,899,296

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	8,184	1,938,626

Packaging & Containers — 1.0%
Crown Holdings, Inc. (a)	29,930	1,332,483

Transportation — 2.2%
Canadian National Railway Co.	28,091	1,993,337
United Parcel Service, Inc. Class B	11,068	1,087,874

		3,081,211

		15,767,051

Technology — 13.0%
Computers — 7.1%
Accenture PLC Class A	25,202	2,049,427
Apple, Inc.	14,943	1,505,507
Cognizant Technology Solutions Corp. Class A (a)	42,055	1,882,802
EMC Corp.	106,319	3,110,894

	Number of Shares	Value
Hewlett-Packard Co.	36,574	$1,297,280

		9,845,910

Semiconductors — 2.8%
Altera Corp.	45,205	1,617,435
Microchip Technology, Inc.	47,564	2,246,448

		3,863,883

Software — 3.1%
Citrix Systems, Inc. (a)	15,664	1,117,470
Fidelity National Information Services, Inc.	32,297	1,818,321
Oracle Corp.	35,470	1,357,791

		4,293,582

		18,003,375

Utilities — 1.6%
Electric — 1.6%
American Electric Power Co., Inc.	17,933	936,282
CMS Energy Corp.	42,606	1,263,694

		2,199,976

TOTAL COMMON STOCK (Cost $97,179,993)		136,969,516

PREFERRED STOCK — 0.3%
Electric — 0.3%
Exelon Corp. 6.500%	7,560	384,048

TOTAL PREFERRED STOCK (Cost $382,468)		384,048

TOTAL EQUITIES (Cost $97,562,461)		137,353,564

TOTAL LONG-TERM INVESTMENTS (Cost $97,562,461)		137,353,564

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$713,835	713,835

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	5,379	5,379

TOTAL SHORT-TERM INVESTMENTS (Cost $719,214)		719,214

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $98,281,675) (c)	$138,072,778

Other Assets/(Liabilities) — (0.0)%	(51,115)

NET ASSETS — 100.0%	$138,021,663

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $713,835. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 2/15/41, and an aggregate market value, including accrued interest, of $731,526.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 5.7%
Chemicals — 3.3%
The Dow Chemical Co.	36,630	$1,920,877
E.I. du Pont de Nemours & Co.	61,340	4,401,759
Praxair, Inc.	13,180	1,700,220

		8,022,856

Forest Products & Paper — 1.2%
International Paper Co.	52,080	2,486,299
MeadWestvaco Corp.	9,363	383,321

		2,869,620

Mining — 1.2%
BHP Billiton Ltd.	71,690	2,109,366
Southern Copper Corp.	22,162	657,103

		2,766,469

		13,658,945

Communications — 6.9%
Media — 3.2%
Comcast Corp. Special Class A	126,560	6,770,960
Nielsen NV	21,470	951,765

		7,722,725

Telecommunications — 3.7%
BCE, Inc.	16,780	717,513
Motorola Solutions, Inc.	29,550	1,869,924
QUALCOMM, Inc.	24,050	1,798,218
Verizon Communications, Inc.	89,500	4,474,105

		8,859,760

		16,582,485

Consumer, Cyclical — 6.7%
Apparel — 1.1%
VF Corp.	38,950	2,571,869

Automotive & Parts — 0.5%
Johnson Controls, Inc.	28,900	1,271,600

Retail — 4.7%
The Home Depot, Inc.	72,950	6,692,433
McDonald’s Corp.	35,400	3,356,274
Wal-Mart Stores, Inc.	17,790	1,360,401

		11,409,108

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	33,760	1,034,744

		16,287,321

	Number of Shares	Value
Consumer, Non-cyclical — 17.4%
Agriculture — 1.3%
Altria Group, Inc.	29,870	$1,372,228
Philip Morris International, Inc.	21,730	1,812,282

		3,184,510

Beverages — 1.6%
The Coca-Cola Co.	29,820	1,272,121
Diageo PLC	84,470	2,442,364

		3,714,485

Commercial Services — 0.3%
Automatic Data Processing, Inc.	9,710	806,707

Cosmetics & Personal Care — 1.8%
The Procter & Gamble Co.	52,350	4,383,789

Foods — 2.4%
General Mills, Inc.	23,200	1,170,440
Kraft Foods Group, Inc.	21,646	1,220,834
Mondelez International, Inc. Class A	67,960	2,328,649
Unilever NV NY Shares	26,160	1,038,029

		5,757,952

Health Care – Products — 2.3%
Becton, Dickinson & Co.	9,151	1,041,475
Johnson & Johnson	42,400	4,519,416

		5,560,891

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	18,260	1,108,017

Pharmaceuticals — 7.2%
Abbott Laboratories	21,930	912,068
AbbVie, Inc.	21,930	1,266,677
Bristol-Myers Squibb Co.	82,260	4,210,067
Merck & Co., Inc.	94,390	5,595,439
Pfizer, Inc.	186,400	5,511,848

		17,496,099

		42,012,450

Energy — 11.9%
Oil & Gas — 10.1%
Chevron Corp.	55,660	6,641,351
ConocoPhillips	18,810	1,439,341
Exxon Mobil Corp.	52,720	4,958,316
Marathon Oil Corp.	55,430	2,083,614
Marathon Petroleum Corp.	26,000	2,201,420
Occidental Petroleum Corp.	26,150	2,514,323
Phillips 66	12,180	990,356
Total SA Sponsored ADR (France)	53,670	3,459,031

		24,287,752

Oil & Gas Services — 0.6%
Schlumberger Ltd.	15,170	1,542,637

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.2%
Enbridge, Inc.	36,940	$1,768,252
Spectra Energy Corp.	31,330	1,230,016

		2,998,268

		28,828,657

Financial — 25.4%
Banks — 10.9%
Bank of America Corp.	220,470	3,759,013
Fifth Third Bancorp	133,350	2,669,667
M&T Bank Corp.	5,200	641,108
SunTrust Banks, Inc.	101,860	3,873,736
The Toronto-Dominion Bank	50,370	2,485,780
U.S. Bancorp	95,290	3,985,981
Wells Fargo & Co.	170,610	8,849,541

		26,264,826

Diversified Financial — 8.3%
American Express Co.	40,620	3,555,875
Citigroup, Inc.	74,600	3,865,772
CME Group, Inc.	24,120	1,928,515
JP Morgan Chase & Co.	135,390	8,155,893
Morgan Stanley	76,140	2,632,160

		20,138,215

Insurance — 6.1%
ACE Ltd.	24,650	2,585,045
The Chubb Corp.	22,900	2,085,732
MetLife, Inc.	68,350	3,671,762
Prudential Financial, Inc.	41,240	3,626,646
The Travelers Cos., Inc.	30,600	2,874,564

		14,843,749

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,300	264,438

		61,511,228

Industrial — 14.3%
Aerospace & Defense — 6.2%
Lockheed Martin Corp.	12,020	2,197,016
Northrop Grumman Corp.	27,880	3,673,469
Raytheon Co.	50,480	5,129,777
United Technologies Corp.	37,450	3,954,720

		14,954,982

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	8,560	940,573

Manufacturing — 5.0%
3M Co.	19,270	2,730,174
General Electric Co.	247,410	6,338,644
Honeywell International, Inc.	32,810	3,055,267

		12,124,085

	Number of Shares	Value
Transportation — 2.7%
CSX Corp.	29,420	$943,205
Union Pacific Corp.	26,370	2,859,036
United Parcel Service, Inc. Class B	27,260	2,679,385

		6,481,626

		34,501,266

Technology — 5.6%
Computers — 1.3%
International Business Machines Corp.	17,170	3,259,381

Semiconductors — 2.1%
Intel Corp.	146,020	5,084,417

Software — 2.2%
Microsoft Corp.	113,570	5,265,105

		13,608,903

Utilities — 5.1%
Electric — 3.8%
Dominion Resources, Inc.	38,190	2,638,547
Duke Energy Corp.	14,430	1,078,931
ITC Holdings Corp.	19,720	702,624
NextEra Energy, Inc.	28,520	2,677,457
Northeast Utilities	22,440	994,092
Wisconsin Energy Corp.	23,160	995,880

		9,087,531

Gas — 0.6%
Sempra Energy	13,650	1,438,437

Water — 0.7%
American Water Works Co., Inc.	37,170	1,792,709

		12,318,677

TOTAL COMMON STOCK (Cost $178,084,493)		239,309,932

TOTAL EQUITIES (Cost $178,084,493)		239,309,932

TOTAL LONG-TERM INVESTMENTS (Cost $178,084,493)		239,309,932

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (a)	$2,877,709	2,877,709

TOTAL SHORT-TERM INVESTMENTS (Cost $2,877,709)		2,877,709

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.2% (Cost $180,962,202) (b)	$242,187,641

Other Assets/(Liabilities) — (0.2)%	(370,030)

NET ASSETS — 100.0%	$241,817,611

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $2,877,709. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $2,938,134.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 2.6%
Chemicals — 0.5%
Akzo Nobel NV	5,715	$389,333
Givaudan SA Registered	145	231,050

		620,383

Mining — 2.1%
Orica Ltd.	153,634	2,530,310

		3,150,693

Communications — 2.8%
Advertising — 2.4%
Publicis Groupe	20,880	1,431,831
WPP PLC	74,600	1,492,157

		2,923,988

Media — 0.4%
Thomson Reuters Corp.	13,500	491,808

		3,415,796

Consumer, Cyclical — 21.7%
Apparel — 2.2%
Christian Dior SA	4,600	769,225
Prada SpA	316,900	1,912,916

		2,682,141

Auto Manufacturers — 11.9%
Bayerische Motoren Werke AG	29,200	3,135,108
Daimler AG	48,700	3,735,256
Honda Motor Co. Ltd. (a)	120,000	4,162,196
Toyota Motor Corp.	63,200	3,714,072

		14,746,632

Distribution & Wholesale — 0.8%
Wolseley PLC	18,400	966,683

Lodging — 0.6%
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	30,600	804,474

Retail — 6.2%
Cie Financiere Richemont SA	40,800	3,343,465
Hennes & Mauritz AB Class B	35,100	1,456,340
Kering	14,300	2,877,889

		7,677,694

		26,877,624

Consumer, Non-cyclical — 17.6%
Agriculture — 0.2%
Swedish Match AB	7,300	235,710

	Number of Shares	Value
Beverages — 5.9%
Diageo PLC	125,600	$3,631,595
Heineken Holding NV Class A	20,600	1,360,561
Pernod-Ricard SA	20,200	2,283,128

		7,275,284

Commercial Services — 4.7%
Adecco SA	30,300	2,044,490
Experian PLC	197,200	3,132,400
G4S PLC	6,400	25,952
Meitec Corp.	8,900	264,730
Secom Co. Ltd.	6,400	381,588

		5,849,160

Foods — 4.8%
Danone SA	39,161	2,614,393
Koninklijke Ahold NV	23,200	375,169
Nestle SA	27,300	2,002,447
Tesco PLC	287,700	860,658

		5,852,667

Pharmaceuticals — 2.0%
GlaxoSmithKline PLC	91,800	2,101,119
Novartis AG	2,000	188,356
Sanofi	1,700	191,786

		2,481,261

		21,694,082

Diversified — 1.9%
Holding Company – Diversified — 1.9%
Exor SpA	8,300	320,798
LVMH Moet Hennessy Louis Vuitton SA	12,800	2,074,892

		2,395,690

Financial — 26.0%
Banks — 9.2%
BNP Paribas	65,600	4,338,026
Intesa Sanpaolo SpA	1,188,900	3,596,016
Lloyds Banking Group PLC (b)	2,758,500	3,418,112

		11,352,154

Diversified Financial — 9.9%
Credit Suisse Group	232,400	6,406,688
Daiwa Securities Group, Inc.	470,000	3,727,018
Schroders PLC	55,600	2,143,948

		12,277,654

Insurance — 6.9%
Allianz SE	22,900	3,709,919
AMP Ltd.	439,000	2,091,051
Willis Group Holdings PLC	65,200	2,699,280

		8,500,250

		32,130,058

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 17.6%
Aerospace & Defense — 2.7%
Meggitt PLC	159,700	$1,167,595
Safran SA	33,800	2,188,402

		3,355,997

Building Materials — 1.8%
Holcim Ltd.	31,100	2,256,635

Electronics — 2.4%
Koninklijke Philips Electronics NV	91,591	2,915,907

Hand & Machine Tools — 0.9%
Schindler Holding AG	7,900	1,069,225

Machinery – Construction & Mining — 1.0%
Atlas Copco AB Class B	46,100	1,192,305

Machinery – Diversified — 2.7%
CNH Industrial NV	419,100	3,333,192

Manufacturing — 2.2%
Olympus Corp. (b)	35,800	1,286,451
Smiths Group PLC	73,000	1,495,269

		2,781,720

Metal Fabricate & Hardware — 1.7%
SKF AB Class B	103,400	2,158,749

Transportation — 2.2%
Kuehne & Nagel International AG	21,700	2,737,641

		21,801,371

Technology — 5.9%
Internet — 0.4%
Check Point Software Technologies Ltd. (a) (b)	8,000	553,920

Office Equipment/Supplies — 1.8%
Canon, Inc.	67,800	2,205,020

Semiconductors — 2.7%
Samsung Electronics Co., Ltd.	2,935	3,285,707

Software — 1.0%
SAP SE	16,900	1,218,668

		7,263,315

TOTAL COMMON STOCK (Cost $128,309,663)		118,728,629

TOTAL EQUITIES (Cost $128,309,663)		118,728,629

MUTUAL FUNDS — 3.8%
Diversified Financial — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	4,711,960	4,711,960

TOTAL MUTUAL FUNDS (Cost $4,711,960)		4,711,960

Value
TOTAL LONG-TERM INVESTMENTS (Cost $133,021,623)	$123,440,589

TOTAL INVESTMENTS — 99.9% (Cost $133,021,623) (d)	123,440,589

Other Assets/(Liabilities) — 0.1%	169,455

NET ASSETS — 100.0%	$123,610,044

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $4,499,507 or 3.64% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 2.2%
Chemicals — 2.2%
The Sherwin-Williams Co.	23,750	$5,201,012

Communications — 20.9%
Internet — 18.3%
Alibaba Group Holding Ltd., Sponsored ADR (a)	19,690	1,749,456
Amazon.com, Inc. (a)	18,190	5,865,184
Equinix, Inc. (a)	15,620	3,318,938
Facebook, Inc. Class A (a)	102,430	8,096,067
Google, Inc. Class A (a)	13,380	7,872,926
LinkedIn Corp. Class A (a)	19,710	4,095,541
The Priceline Group, Inc. (a)	4,770	5,526,427
TripAdvisor, Inc. (a)	31,470	2,876,987
Yahoo!, Inc. (a)	64,770	2,639,377
Yelp, Inc. (a)	24,500	1,672,125

		43,713,028

Media — 2.6%
The Walt Disney Co.	68,330	6,083,420

		49,796,448

Consumer, Cyclical — 8.4%
Apparel — 3.0%
Nike, Inc. Class B	43,950	3,920,340
Ralph Lauren Corp.	19,300	3,179,289

		7,099,629

Lodging — 2.7%
Las Vegas Sands Corp.	52,070	3,239,275
Marriott International, Inc. Class A	44,990	3,144,801

		6,384,076

Retail — 2.7%
Costco Wholesale Corp.	27,670	3,467,604
Kate Spade & Co. (a)	112,050	2,939,072

		6,406,676

		19,890,381

Consumer, Non-cyclical — 32.0%
Beverages — 1.6%
Monster Beverage Corp. (a)	41,510	3,805,222

Biotechnology — 5.9%
Biogen Idec, Inc. (a)	14,880	4,922,453
Celgene Corp. (a)	54,260	5,142,762
Regeneron Pharmaceuticals, Inc. (a)	11,000	3,965,720

		14,030,935

Commercial Services — 10.4%
FleetCor Technologies, Inc. (a)	23,500	3,339,820
MasterCard, Inc. Class A	47,090	3,480,893
McKesson Corp.	24,820	4,831,709

	Number of Shares	Value
United Rentals, Inc. (a)	30,020	$3,335,222
Verisk Analytics, Inc. Class A (a)	44,630	2,717,521
Visa, Inc. Class A	33,800	7,211,906

		24,917,071

Cosmetics & Personal Care — 1.8%
The Estee Lauder Cos., Inc. Class A	56,740	4,239,613

Household Products — 1.1%
Jarden Corp. (a)	44,980	2,703,748

Pharmaceuticals — 11.2%
AbbVie, Inc.	109,520	6,325,875
Actavis PLC (a)	22,440	5,414,323
Allergan, Inc.	34,590	6,163,592
Gilead Sciences, Inc. (a)	62,530	6,656,319
Salix Pharmaceuticals Ltd. (a)	13,120	2,049,869

		26,609,978

		76,306,567

Energy — 5.8%
Oil & Gas — 3.5%
Anadarko Petroleum Corp.	38,760	3,931,814
EOG Resources, Inc.	44,320	4,388,567

		8,320,381

Oil & Gas Services — 2.3%
FMC Technologies, Inc. (a)	35,260	1,914,970
Halliburton Co.	55,070	3,552,566

		5,467,536

		13,787,917

Financial — 6.4%
Diversified Financial — 6.4%
Affiliated Managers Group, Inc. (a)	22,310	4,470,032
Discover Financial Services	38,070	2,451,327
The Goldman Sachs Group, Inc.	16,410	3,012,384
Morgan Stanley	150,990	5,219,724

		15,153,467

Industrial — 8.4%
Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	44,290	3,717,703

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	86,080	3,538,749

Machinery – Diversified — 1.8%
Cummins, Inc.	33,080	4,365,898

Manufacturing — 0.5%
Eaton Corp. PLC	17,950	1,137,491

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	14,540	3,444,235

Transportation — 1.6%
Kansas City Southern	31,680	3,839,616

		20,043,692

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.5%
Computers — 5.9%
Apple, Inc.	139,580	$14,062,685

Software — 6.6%
Activision Blizzard, Inc.	93,780	1,949,686
Salesforce.com, Inc. (a)	81,600	4,694,448
Servicenow, Inc. (a)	46,780	2,749,729
VMware, Inc. Class A (a)	53,080	4,981,027
Workday, Inc. Class A (a)	17,600	1,452,000

		15,826,890

		29,889,575

TOTAL COMMON STOCK (Cost $188,030,777)		230,069,059

TOTAL EQUITIES (Cost $188,030,777)		230,069,059

TOTAL LONG-TERM INVESTMENTS (Cost $188,030,777)		230,069,059

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$9,126,198	9,126,198

TOTAL SHORT-TERM INVESTMENTS (Cost $9,126,198)		9,126,198

TOTAL INVESTMENTS — 100.4% (Cost $197,156,975) (c)		239,195,257

Other Assets/(Liabilities) — (0.4)%		(881,213)

NET ASSETS — 100.0%		$238,314,044

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,126,200. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 2/15/41, and an aggregate market value, including accrued interest, of $9,309,586.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.2%
Chemicals — 2.5%
Air Products & Chemicals, Inc. (a)	3,964	$516,034
Airgas, Inc. (a)	1,419	157,012
CF Industries Holdings, Inc. (a)	1,005	280,616
The Dow Chemical Co. (a)	23,432	1,228,774
E.I. du Pont de Nemours & Co. (a)	19,064	1,368,033
Eastman Chemical Co. (a)	3,138	253,833
Ecolab, Inc. (a)	5,644	648,100
FMC Corp. (a)	2,775	158,702
International Flavors & Fragrances, Inc. (a)	1,726	165,489
LyondellBasell Industries NV Class A (a)	8,853	961,967
Monsanto Co. (a)	10,982	1,235,585
The Mosaic Co. (a)	6,668	296,126
PPG Industries, Inc. (a)	2,885	567,595
Praxair, Inc. (a)	6,122	789,738
The Sherwin-Williams Co. (a)	1,700	372,283
Sigma-Aldrich Corp. (a)	2,479	337,169

		9,337,056

Forest Products & Paper — 0.2%
International Paper Co. (a)	8,856	422,785
MeadWestvaco Corp. (a)	3,516	143,945

		566,730

Iron & Steel — 0.1%
Allegheny Technologies, Inc. (a)	2,259	83,809
Nucor Corp. (a)	6,668	361,939

		445,748

Mining — 0.4%
Alcoa, Inc. (a)	24,560	395,171
Freeport-McMoRan, Inc. (a)	21,669	707,493
Newmont Mining Corp. (a)	10,439	240,619
Vulcan Materials Co. (a)	2,680	161,416

		1,504,699

		11,854,233

Communications — 12.9%
Advertising — 0.1%
The Interpublic Group of Companies, Inc. (a)	8,801	161,234
Omnicom Group, Inc. (a)	5,195	357,728

		518,962

Internet — 4.9%
Akamai Technologies, Inc. (a) (b)	3,731	223,114
Amazon.com, Inc. (a) (b)	7,918	2,553,080
eBay, Inc. (a) (b)	23,588	1,335,788

	Number of Shares	Value
Expedia, Inc. (a)	2,030	$177,869
F5 Networks, Inc. (a) (b)	1,563	185,591
Facebook, Inc. Class A (a) (b)	40,637	3,211,948
Google, Inc. Class A (a) (b)	5,914	3,479,857
Google, Inc. Class C (a) (b)	5,914	3,414,507
Netflix, Inc. (b)	1,272	573,901
The Priceline Group, Inc. (a) (b)	1,114	1,290,658
Symantec Corp. (a)	14,393	338,379
TripAdvisor, Inc. (a) (b)	2,368	216,483
VeriSign, Inc. (a) (b)	2,324	128,099
Yahoo!, Inc. (a) (b)	19,242	784,111

		17,913,385

Media — 3.6%
Cablevision Systems Corp. Class A (a)	4,552	79,705
CBS Corp. Class B (a)	10,134	542,169
Comcast Corp. Class A (a)	53,982	2,903,152
DIRECTV (a) (b)	10,503	908,720
Discovery Communications, Inc. Series A (a) (b)	3,081	116,462
Discovery Communications, Inc. Series C (a) (b)	5,681	211,788
Gannett Co., Inc. (a)	4,671	138,589
The McGraw Hill Financial, Inc. (a)	5,629	475,369
News Corp. Class A (a) (b)	10,428	170,498
Nielsen NV (a)	6,336	280,875
Scripps Networks Interactive Class A (a)	2,131	166,410
Time Warner Cable, Inc. (a)	5,821	835,255
Time Warner, Inc. (a)	17,791	1,338,061
Twenty-First Century Fox Class A (a)	39,227	1,345,094
Viacom, Inc. Class B (a)	7,909	608,518
The Walt Disney Co. (a)	32,874	2,926,772

		13,047,437

Telecommunications — 4.3%
AT&T, Inc. (a)	108,072	3,808,457
CenturyLink, Inc. (a)	11,916	487,245
Cisco Systems, Inc. (a)	106,239	2,674,036
Corning, Inc. (a)	26,901	520,265
Crown Castle International Corp. (a)	6,996	563,388
Frontier Communications Corp. (a)	20,890	135,994
Harris Corp. (a)	2,214	147,010
Juniper Networks, Inc.	8,417	186,437
Motorola Solutions, Inc. (a)	4,554	288,177
QUALCOMM, Inc. (a)	34,959	2,613,884
Verizon Communications, Inc. (a)	86,388	4,318,536
Windstream Corp. (a)	12,554	135,332

		15,878,761

		47,358,545

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.2%
Airlines — 0.3%
Delta Air Lines, Inc. (a)	17,568	$635,083
Southwest Airlines Co. (a)	14,303	483,013

		1,118,096

Apparel — 0.6%
Nike, Inc. Class B (a)	14,674	1,308,921
Ralph Lauren Corp. (a)	1,247	205,418
Under Armour, Inc. Class A (a) (b)	3,440	237,704
VF Corp. (a)	7,214	476,341

		2,228,384

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	80,864	1,195,978
General Motors Co. (a)	28,135	898,632
Paccar, Inc. (a)	7,440	423,150

		2,517,760

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	4,807	252,896
Delphi Automotive PLC (a)	6,275	384,909
The Goodyear Tire & Rubber Co. (a)	5,762	130,135
Johnson Controls, Inc. (a)	13,912	612,128

		1,380,068

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	5,699	255,885
Fossil Group, Inc. (a) (b)	1,013	95,121
Genuine Parts Co. (a)	3,214	281,900
W.W. Grainger, Inc. (a)	1,296	326,138

		959,044

Home Builders — 0.1%
D.R. Horton, Inc. (a)	6,932	142,244
Lennar Corp. Class A (a)	3,688	143,205
PulteGroup, Inc. (a)	7,042	124,362

		409,811

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	1,445	141,668
Whirlpool Corp. (a)	1,655	241,051

		382,719

Housewares — 0.1%
Newell Rubbermaid, Inc. (a)	5,674	195,242

Leisure Time — 0.2%
Carnival Corp. (a)	9,369	376,353
Harley-Davidson, Inc. (a)	4,488	261,201

		637,554

Lodging — 0.3%
Marriott International, Inc. Class A (a)	4,517	315,738
Starwood Hotels & Resorts Worldwide, Inc. (a)	3,983	331,426

	Number of Shares	Value
Wyndham Worldwide Corp. (a)	2,605	$211,682
Wynn Resorts Ltd. (a)	1,726	322,900

		1,181,746

Retail — 6.0%
AutoNation, Inc. (b)	1,644	82,710
AutoZone, Inc. (a) (b)	706	359,820
Bed Bath & Beyond, Inc. (a) (b)	4,181	275,235
Best Buy Co., Inc. (a)	6,054	203,354
CarMax, Inc. (a) (b)	4,529	210,372
Chipotle Mexican Grill, Inc. (a) (b)	664	442,616
Coach, Inc. (a)	5,721	203,725
Costco Wholesale Corp. (a)	9,164	1,148,433
CVS Health Corp. (a)	24,092	1,917,482
Darden Restaurants, Inc. (a)	2,758	141,927
Dollar General Corp. (a) (b)	6,345	387,743
Dollar Tree, Inc. (b)	4,240	237,737
Family Dollar Stores, Inc. (a)	1,984	153,244
GameStop Corp. Class A (a)	2,381	98,097
The Gap, Inc. (a)	5,728	238,800
The Home Depot, Inc. (a)	28,068	2,574,958
Kohl’s Corp. (a)	4,287	261,636
L Brands, Inc. (a)	5,160	345,617
Lowe’s Cos., Inc. (a)	20,594	1,089,834
Macy’s, Inc. (a)	7,357	428,030
McDonald’s Corp. (a)	20,498	1,943,415
Michael Kors Holdings Ltd. (a) (b)	4,267	304,621
Nordstrom, Inc. (a)	2,940	201,008
O’Reilly Automotive, Inc. (a) (b)	2,200	330,792
PetSmart, Inc. (a)	2,061	144,456
PVH Corp. (a)	1,747	211,649
Ross Stores, Inc. (a)	4,368	330,133
Staples, Inc. (a)	13,436	162,576
Starbucks Corp. (a)	15,692	1,184,118
Target Corp. (a)	13,257	830,949
Tiffany & Co. (a)	2,358	227,099
The TJX Cos., Inc. (a)	14,481	856,841
Tractor Supply Co. (a)	2,842	174,811
Urban Outfitters, Inc. (a) (b)	2,164	79,419
Wal-Mart Stores, Inc. (a)	32,899	2,515,787
Walgreen Co. (a)	18,308	1,085,115
Yum! Brands, Inc. (a)	9,129	657,105

		22,041,264

Textiles — 0.1%
Cintas Corp. (a)	1,999	141,109
Mohawk Industries, Inc. (a) (b)	1,296	174,727

		315,836

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	2,402	132,098
Mattel, Inc. (a)	7,005	214,703

		346,801

		33,714,325

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.1%
Agriculture — 1.7%
Altria Group, Inc. (a)	41,353	$1,899,757
Archer-Daniels-Midland Co. (a)	13,502	689,952
Lorillard, Inc. (a)	7,505	449,624
Philip Morris International, Inc. (a)	32,564	2,715,838
Reynolds American, Inc. (a)	6,413	378,367

		6,133,538

Beverages — 2.3%
Brown-Forman Corp. Class B (a)	3,289	296,733
The Coca-Cola Co. (a)	82,304	3,511,089
Coca-Cola Enterprises, Inc. (a)	4,717	209,246
Constellation Brands, Inc. Class A (a) (b)	3,532	307,849
Dr. Pepper Snapple Group, Inc. (a)	4,018	258,398
Keurig Green Mountain, Inc. (a)	2,543	330,921
Molson Coors Brewing Co. Class B (a)	3,326	247,587
Monster Beverage Corp. (a) (b)	3,030	277,760
PepsiCo, Inc. (a)	31,365	2,919,768

		8,359,351

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a) (b)	4,155	688,982
Amgen, Inc. (a)	15,879	2,230,364
Biogen Idec, Inc. (a) (b)	4,885	1,616,007
Celgene Corp. (a) (b)	16,658	1,578,845
Regeneron Pharmaceuticals, Inc. (a) (b)	1,546	557,364
Vertex Pharmaceuticals, Inc. (a) (b)	4,922	552,790

		7,224,352

Commercial Services — 2.1%
The ADT Corp. (a)	3,651	129,464
Alliance Data Systems Corp. (a) (b)	1,147	284,766
Automatic Data Processing, Inc. (a)	9,994	830,302
Equifax, Inc. (a)	2,547	190,363
H&R Block, Inc. (a)	5,723	177,470
Iron Mountain, Inc. (a)	3,581	116,920
MasterCard, Inc. Class A (a)	20,549	1,518,982
McKesson Corp. (a)	4,846	943,371
Moody’s Corp. (a)	3,843	363,163
Paychex, Inc. (a)	6,782	299,764
Quanta Services, Inc. (b)	4,476	162,434
Robert Half International, Inc. (a)	2,868	140,532
Total System Services, Inc. (a)	3,427	106,100
United Rentals, Inc. (b)	2,000	222,200
Visa, Inc. Class A (a)	10,235	2,183,842
Western Union Co. (a)	11,004	176,504

		7,846,177

Cosmetics & Personal Care — 1.7%
Avon Products, Inc. (a)	9,081	114,421
Colgate-Palmolive Co. (a)	17,928	1,169,264
The Estee Lauder Cos., Inc. Class A (a)	4,717	352,454

	Number of Shares	Value
The Procter & Gamble Co. (a)	56,390	$4,722,099

		6,358,238

Foods — 1.6%
Campbell Soup Co. (a)	3,749	160,195
ConAgra Foods, Inc. (a)	8,848	292,338
General Mills, Inc. (a)	12,757	643,591
The Hershey Co. (a)	3,122	297,932
Hormel Foods Corp. (a)	2,814	144,611
The J.M. Smucker Co. (a)	2,150	212,829
Kellogg Co. (a)	5,362	330,299
Kraft Foods Group, Inc. (a)	12,351	696,596
The Kroger Co. (a)	10,178	529,256
McCormick & Co., Inc. (a)	2,719	181,901
Mondelez International, Inc. Class A (a)	35,140	1,204,072
Safeway, Inc. (a)	4,840	166,012
Sysco Corp. (a)	12,265	465,457
Tyson Foods, Inc. Class A (a)	6,150	242,126
Whole Foods Market, Inc. (a)	7,507	286,092

		5,853,307

Health Care – Products — 3.4%
Baxter International, Inc. (a)	11,283	809,781
Becton, Dickinson & Co. (a)	3,958	450,460
Boston Scientific Corp. (b)	27,598	325,932
C.R. Bard, Inc. (a)	1,517	216,491
CareFusion Corp. (a) (b)	4,255	192,539
Covidien PLC (a)	9,430	815,789
Edwards Lifesciences Corp. (a) (b)	2,188	223,504
Intuitive Surgical, Inc. (a) (b)	761	351,445
Johnson & Johnson (a)	58,763	6,263,548
Medtronic, Inc. (a)	20,424	1,265,267
St. Jude Medical, Inc. (a)	5,937	356,992
Stryker Corp. (a)	6,283	507,352
Varian Medical Systems, Inc. (a) (b)	2,158	172,899
Zimmer Holdings, Inc. (a)	3,512	353,132

		12,305,131

Health Care – Services — 1.6%
Aetna, Inc. (a)	7,393	598,833
Cigna Corp. (a)	5,506	499,339
DaVita HealthCare Partners, Inc. (a) (b)	3,628	265,352
Humana, Inc. (a)	3,235	421,488
Laboratory Corporation of America Holdings (a) (b)	1,797	182,845
Quest Diagnostics, Inc. (a)	3,022	183,375
Tenet Healthcare Corp. (a) (b)	2,079	123,472
Thermo Fisher Scientific, Inc. (a)	8,357	1,017,047
UnitedHealth Group, Inc. (a)	20,219	1,743,889
Universal Health Services, Inc. Class B (a)	1,900	198,550
WellPoint, Inc. (a)	5,746	687,336

		5,921,526

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.3%
Avery Dennison Corp. (a)	1,973	$88,094
The Clorox Co. (a)	2,687	258,060
Kimberly-Clark Corp. (a)	7,807	839,799

		1,185,953

Pharmaceuticals — 6.4%
Abbott Laboratories (a)	31,357	1,304,138
AbbVie, Inc. (a)	33,129	1,913,531
Actavis PLC (a) (b)	5,469	1,319,560
Allergan, Inc. (a)	6,220	1,108,342
AmerisourceBergen Corp. (a)	4,451	344,062
Bristol-Myers Squibb Co. (a)	34,512	1,766,324
Cardinal Health, Inc. (a)	7,027	526,463
DENTSPLY International, Inc. (a)	2,964	135,158
Eli Lilly & Co. (a)	20,529	1,331,306
Express Scripts Holding Co. (a) (b)	15,577	1,100,204
Gilead Sciences, Inc. (a) (b)	31,481	3,351,152
Hospira, Inc. (a) (b)	3,502	182,209
Mallinckrodt PLC (a) (b)	2,375	214,106
Mead Johnson Nutrition Co. (a)	4,246	408,550
Merck & Co., Inc. (a)	60,140	3,565,099
Mylan, Inc. (a) (b)	7,844	356,824
Patterson Cos., Inc. (a)	1,842	76,314
Perrigo Co. PLC (a)	2,792	419,331
Pfizer, Inc. (a)	132,177	3,908,474
Zoetis, Inc. (a)	10,398	384,206

		23,715,353

		84,902,926

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	6,634	158,155

Energy — 9.6%
Coal — 0.0%
CONSOL Energy, Inc. (a)	4,836	183,091

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	1,607	105,756

Oil & Gas — 7.4%
Anadarko Petroleum Corp. (a)	10,583	1,073,540
Apache Corp. (a)	7,998	750,772
Cabot Oil & Gas Corp. (a)	8,668	283,357
Chesapeake Energy Corp. (a)	10,803	248,361
Chevron Corp. (a)	39,600	4,725,072
Cimarex Energy Co. (a)	1,800	227,754
ConocoPhillips (a)	25,639	1,961,896
Denbury Resources, Inc. (a)	7,372	110,801
Devon Energy Corp. (a)	8,047	548,644
Diamond Offshore Drilling, Inc. (a)	1,352	46,333
Ensco PLC Class A (a)	4,919	203,204
EOG Resources, Inc. (a)	11,458	1,134,571
EQT Corp. (a)	3,174	290,548
Exxon Mobil Corp. (a)	88,893	8,360,387

	Number of Shares	Value
Helmerich & Payne, Inc. (a)	2,247	$219,914
Hess Corp. (a)	5,456	514,610
Marathon Oil Corp. (a)	14,061	528,553
Marathon Petroleum Corp. (a)	5,933	502,347
Murphy Oil Corp. (a)	3,437	195,600
Nabors Industries Ltd. (a)	6,008	136,742
Newfield Exploration Co. (a) (b)	2,844	105,427
Noble Corp. PLC (a)	5,251	116,677
Noble Energy, Inc. (a)	7,531	514,819
Occidental Petroleum Corp. (a)	16,240	1,561,476
Phillips 66 (a)	11,671	948,969
Pioneer Natural Resources Co. (a)	2,993	589,531
QEP Resources, Inc. (a)	3,475	106,961
Range Resources Corp. (a)	3,538	239,912
Southwestern Energy Co. (a) (b)	7,403	258,735
Tesoro Corp. (a)	2,649	161,536
Valero Energy Corp. (a)	10,990	508,507

		27,175,556

Oil & Gas Services — 1.6%
Baker Hughes, Inc. (a)	9,061	589,509
Cameron International Corp. (a) (b)	4,188	277,999
FMC Technologies, Inc. (b)	4,850	263,404
Halliburton Co. (a)	17,688	1,141,053
National Oilwell Varco, Inc. (a)	9,013	685,889
Schlumberger Ltd. (a)	27,067	2,752,443
Transocean Ltd. (a)	7,132	228,010

		5,938,307

Pipelines — 0.6%
Kinder Morgan, Inc. (a)	13,692	524,951
ONEOK, Inc. (a)	4,365	286,126
Spectra Energy Corp. (a)	13,947	547,559
The Williams Cos., Inc. (a)	13,990	774,347

		2,132,983

		35,535,693

Financial — 15.7%
Banks — 4.6%
Bank of America Corp. (a)	219,167	3,736,797
Bank of New York Mellon Corp. (a)	23,581	913,292
BB&T Corp. (a)	14,965	556,848
Capital One Financial Corp. (a)	11,697	954,709
Comerica, Inc. (a)	3,805	189,717
Fifth Third Bancorp (a)	17,422	348,788
Huntington Bancshares, Inc. (a)	17,035	165,750
KeyCorp (a)	18,321	244,219
M&T Bank Corp. (a)	2,744	338,308
Northern Trust Corp. (a)	4,577	311,373
PNC Financial Services Group, Inc. (a)	11,298	966,883
Regions Financial Corp. (a)	28,697	288,118
State Street Corp. (a)	8,803	647,989
SunTrust Banks, Inc. (a)	11,071	421,030

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
U.S. Bancorp (a)	37,514	$1,569,211
Wells Fargo & Co. (a)	99,034	5,136,894
Zions Bancorp (a)	4,229	122,895

		16,912,821

Diversified Financial — 4.8%
Affiliated Managers Group, Inc. (a) (b)	1,180	236,425
American Express Co. (a)	18,788	1,644,701
Ameriprise Financial, Inc. (a)	3,884	479,208
BlackRock, Inc. (a)	2,610	856,915
The Charles Schwab Corp. (a)	23,932	703,361
Citigroup, Inc. (a)	63,241	3,277,149
CME Group, Inc. (a)	6,608	528,343
Discover Financial Services (a)	9,661	622,072
E*TRADE Financial Corp. (a) (b)	6,024	136,082
Franklin Resources, Inc. (a)	8,240	449,986
The Goldman Sachs Group, Inc. (a)	8,533	1,566,403
IntercontinentalExchange, Inc. (a)	2,396	467,340
Invesco Ltd. (a)	8,991	354,965
JP Morgan Chase & Co. (a)	78,407	4,723,238
Legg Mason, Inc. (a)	2,134	109,175
Morgan Stanley (a)	31,936	1,104,027
The NASDAQ OMX Group, Inc. (a)	2,454	104,099
Navient Corp. (a)	8,735	154,697
T. Rowe Price Group, Inc. (a)	5,483	429,867

		17,948,053

Insurance — 4.2%
ACE Ltd. (a)	6,978	731,783
Aflac, Inc. (a)	9,394	547,200
The Allstate Corp. (a)	9,070	556,626
American International Group, Inc. (a)	29,736	1,606,339
Aon PLC (a)	6,103	535,050
Assurant, Inc. (a)	1,526	98,122
Berkshire Hathaway, Inc. Class B (a) (b)	37,954	5,242,965
The Chubb Corp. (a)	5,048	459,772
Cincinnati Financial Corp. (a)	3,079	144,867
Genworth Financial, Inc. Class A (a) (b)	10,390	136,109
The Hartford Financial Services Group, Inc. (a)	9,303	346,537
Lincoln National Corp. (a)	5,403	289,493
Loews Corp. (a)	6,389	266,166
Marsh & McLennan Cos., Inc. (a)	11,326	592,803
MetLife, Inc. (a)	23,464	1,260,486
Principal Financial Group, Inc. (a)	5,710	299,604
The Progressive Corp. (a)	11,220	283,642
Prudential Financial, Inc. (a)	9,561	840,794
Torchmark Corp. (a)	2,702	141,504
The Travelers Cos., Inc. (a)	7,086	665,659
Unum Group (a)	5,267	181,079
XL Group PLC (a)	5,573	184,856

		15,411,456

	Number of Shares	Value
Real Estate — 0.0%
CBRE Group, Inc. (a) (b)	5,823	$173,176

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp. (a)	8,305	777,597
Apartment Investment & Management Co. Class A (a)	3,059	97,337
AvalonBay Communities, Inc. (a)	2,736	385,694
Boston Properties, Inc. (a)	3,204	370,895
Equity Residential (a)	7,531	463,759
Essex Property Trust, Inc. (a)	1,330	237,737
General Growth Properties, Inc. (a)	13,123	309,047
HCP, Inc. (a)	9,589	380,779
Health Care REIT, Inc. (a)	6,794	423,742
Host Hotels & Resorts, Inc. (a)	15,778	336,545
Kimco Realty Corp. (a)	8,521	186,695
The Macerich Co. (a)	2,935	187,341
Plum Creek Timber Co., Inc. (a)	3,713	144,844
Prologis, Inc. (a)	10,471	394,757
Public Storage (a)	3,030	502,495
Simon Property Group, Inc. (a)	6,500	1,068,730
Ventas, Inc. (a)	6,158	381,488
Vornado Realty Trust (a)	3,603	360,156
Weyerhaeuser Co. (a)	11,032	351,480

		7,361,118

Savings & Loans — 0.1%
Hudson City Bancorp, Inc. (a)	10,064	97,822
People’s United Financial, Inc. (a)	6,493	93,954

		191,776

		57,998,400

Industrial — 9.9%
Aerospace & Defense — 1.9%
The Boeing Co. (a)	13,949	1,776,824
General Dynamics Corp. (a)	6,623	841,717
L-3 Communications Holdings, Inc. (a)	1,784	212,153
Lockheed Martin Corp. (a)	5,665	1,035,449
Northrop Grumman Corp. (a)	4,300	566,568
Raytheon Co. (a)	6,446	655,043
Rockwell Collins, Inc. (a)	2,831	222,233
United Technologies Corp. (a)	17,772	1,876,723

		7,186,710

Building Materials — 0.1%
Martin Marietta Materials, Inc. (a)	1,290	166,332
Masco Corp. (a)	7,479	178,898

		345,230

Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	5,162	259,184
Emerson Electric Co. (a)	14,512	908,161

		1,167,345

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc. (a)	6,981	$397,777
Allegion PLC (a)	2,003	95,423
Amphenol Corp. Class A (a)	3,288	328,340
FLIR Systems, Inc. (a)	2,960	92,766
Garmin Ltd. (a)	2,555	132,834
Jabil Circuit, Inc. (a)	4,182	84,351
PerkinElmer, Inc. (a)	2,359	102,852
TE Connectivity Ltd. (a)	8,481	468,915
Waters Corp. (a) (b)	1,706	169,099

		1,872,357

Engineering & Construction — 0.1%
Fluor Corp. (a)	3,327	222,210
Jacobs Engineering Group, Inc. (a) (b)	2,764	134,939

		357,149

Environmental Controls — 0.2%
Republic Services, Inc. (a)	5,279	205,987
Stericycle, Inc. (a) (b)	1,804	210,274
Waste Management, Inc. (a)	9,046	429,956

		846,217

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	1,236	149,655
Stanley Black & Decker, Inc. (a)	3,266	289,988

		439,643

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc. (a)	13,066	1,293,926
Ingersoll-Rand PLC (a)	5,580	314,489
Joy Global, Inc. (a)	2,076	113,225

		1,721,640

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	3,587	473,412
Deere & Co. (a)	7,434	609,514
Flowserve Corp. (a)	2,870	202,392
Rockwell Automation, Inc. (a)	2,889	317,443
Roper Industries, Inc. (a)	2,070	302,820
Xylem, Inc. (a)	3,807	135,111

		2,040,692

Manufacturing — 3.5%
3M Co. (a)	13,510	1,914,097
Danaher Corp. (a)	12,732	967,377
Dover Corp. (a)	3,483	279,789
Eaton Corp. PLC (a)	9,879	626,032
General Electric Co. (a)	209,151	5,358,449
Honeywell International, Inc. (a)	16,287	1,516,645
Illinois Tool Works, Inc. (a)	7,563	638,469
Leggett & Platt, Inc. (a)	2,894	101,059
Pall Corp. (a)	2,177	182,215
Parker Hannifin Corp. (a)	3,114	355,463
Pentair PLC (a)	3,990	261,305
Textron, Inc. (a)	5,831	209,858

	Number of Shares	Value
Tyco International Ltd. (a)	9,253	$412,406

		12,823,164

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp. (a)	3,029	717,509

Packaging & Containers — 0.1%
Ball Corp. (a)	2,911	184,179
Bemis Co., Inc. (a)	2,090	79,462
Owens-Illinois, Inc. (b)	3,460	90,133
Sealed Air Corp. (a)	4,377	152,670

		506,444

Transportation — 1.8%
American ExpressNorfolk Southern Corp. (a)	6,481	723,280
C.H. Robinson Worldwide, Inc. (a)	3,107	206,056
CSX Corp. (a)	20,844	668,259
Expeditors International of Washington, Inc. (a)	4,046	164,187
FedEx Corp. (a)	5,497	887,491
Kansas City Southern (a)	2,299	278,639
Ryder System, Inc. (a)	1,130	101,666
Union Pacific Corp. (a)	18,696	2,027,020
United Parcel Service, Inc. Class B (a)	14,671	1,442,012

		6,498,610

		36,522,710

Technology — 12.6%
Computers — 6.1%
Accenture PLC Class A (a)	13,147	1,069,114
Apple, Inc. (a)	124,758	12,569,368
Cognizant Technology Solutions Corp. Class A (a) (b)	12,626	565,266
Computer Sciences Corp. (a)	3,026	185,040
EMC Corp. (a)	42,295	1,237,552
Hewlett-Packard Co. (a)	38,912	1,380,209
International Business Machines Corp. (a)	19,360	3,675,109
NetApp, Inc. (a)	6,638	285,168
SanDisk Corp. (a)	4,654	455,859
Seagate Technology PLC (a)	6,837	391,555
Teradata Corp. (a) (b)	3,248	136,156
Western Digital Corp. (a)	4,543	442,125

		22,392,521

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	4,257	106,383
Xerox Corp. (a)	22,610	299,130

		405,513

Semiconductors — 2.4%
Altera Corp. (a)	6,458	231,067
Analog Devices, Inc. (a)	6,570	325,149
Applied Materials, Inc. (a)	25,413	549,175

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avago Technologies Ltd. (a)	5,200	$452,400
Broadcom Corp. Class A (a)	11,161	451,128
Intel Corp. (a)	103,214	3,593,912
KLA-Tencor Corp. (a)	3,472	273,524
Lam Research Corp. (a)	3,394	253,532
Linear Technology Corp. (a)	4,977	220,929
Microchip Technology, Inc. (a)	4,207	198,697
Micron Technology, Inc. (b)	22,337	765,266
NVIDIA Corp. (a)	10,705	197,507
Texas Instruments, Inc. (a)	22,231	1,060,196
Xilinx, Inc. (a)	5,615	237,795

		8,810,277

Software — 4.0%
Adobe Systems, Inc. (a) (b)	9,887	684,082
Autodesk, Inc. (a) (b)	4,690	258,419
CA, Inc. (a)	6,680	186,639
Cerner Corp. (a) (b)	6,373	379,640
Citrix Systems, Inc. (a) (b)	3,433	244,910
The Dun & Bradstreet Corp. (a)	783	91,979
Electronic Arts, Inc. (a) (b)	6,484	230,895
Fidelity National Information Services, Inc. (a)	5,917	333,127
Fiserv, Inc. (a) (b)	5,243	338,881
Intuit, Inc. (a)	5,931	519,852
Microsoft Corp. (a)	171,706	7,960,290
Oracle Corp. (a)	67,744	2,593,240
Red Hat, Inc. (a) (b)	3,975	223,196
Salesforce.com, Inc. (a) (b)	12,048	693,122

		14,738,272

		46,346,583

Utilities — 3.0%
Electric — 2.7%
The AES Corp. (a)	13,824	196,024
Ameren Corp. (a)	5,103	195,598
American Electric Power Co., Inc. (a)	10,224	533,795
CenterPoint Energy, Inc. (a)	8,981	219,765
CMS Energy Corp. (a)	5,723	169,744
Consolidated Edison, Inc. (a)	6,121	346,816
Dominion Resources, Inc. (a)	12,110	836,680
DTE Energy Co. (a)	3,711	282,333
Duke Energy Corp. (a)	14,730	1,101,362
Edison International (a)	6,822	381,486
Entergy Corp. (a)	3,762	290,915
Exelon Corp. (a)	17,896	610,075
FirstEnergy Corp. (a)	8,718	292,663
Integrys Energy Group, Inc. (a)	1,653	107,147
NextEra Energy, Inc. (a)	9,119	856,092
Northeast Utilities (a)	6,616	293,089
NRG Energy, Inc. (a)	7,070	215,494
Pepco Holdings, Inc. (a)	5,281	141,320
PG&E Corp. (a)	9,824	442,473

	Number of Shares	Value
Pinnacle West Capital Corp. (a)	2,297	$125,508
PPL Corp. (a)	13,822	453,914
Public Service Enterprise Group, Inc. (a)	10,498	390,946
SCANA Corp. (a)	2,955	146,598
The Southern Co. (a)	18,677	815,251
TECO Energy, Inc. (a)	4,898	85,127
Wisconsin Energy Corp. (a)	4,692	201,756
Xcel Energy, Inc. (a)	10,516	319,686

		10,051,657

Gas — 0.3%
AGL Resources, Inc. (a)	2,487	127,683
NiSource, Inc. (a)	6,591	270,099
Sempra Energy (a)	4,793	505,086

		902,868

		10,954,525

TOTAL COMMON STOCK (Cost $309,363,005)		365,346,095

TOTAL EQUITIES (Cost $309,363,005)		365,346,095

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.4%
Financial — 0.4%
Diversified Financial — 0.4%
S&P 500 Index, Put, Expires 10/18/14, Strike 1,775.00	322	48,300
S&P 500 Index, Put, Expires 10/18/14, Strike 1,800.00	362	72,400
S&P 500 Index, Put, Expires 10/18/14, Strike 1,825.00	297	80,190
S&P 500 Index, Put, Expires 11/22/14, Strike 1,800.00	313	302,045
S&P 500 Index, Put, Expires 11/22/14, Strike 1,825.00	298	348,660

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 12/20/14, Strike 1,800.00	252	$408,240

		1,259,835

TOTAL PURCHASED OPTIONS (Cost $1,834,840)		1,259,835

TOTAL LONG-TERM INVESTMENTS (Cost $311,197,845)		366,605,930

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$8,464,303	8,464,303

TOTAL SHORT-TERM INVESTMENTS (Cost $8,464,303)		8,464,303

TOTAL INVESTMENTS — 101.9% (Cost $319,662,148) (e)		375,070,233

Other Assets/(Liabilities) — (1.9)%		(6,880,398)

NET ASSETS — 100.0%		$368,189,835

Notes to Portfolio of Investments

(a)	These securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $8,464,305. Collateralized by U.S. Government Agency obligations with a rate of 3.246%, maturity dates of 5/01/41, and an aggregate market value, including accrued interest, of $8,634,289.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 94.1%
Basic Materials — 1.9%
Chemicals — 0.8%
Celanese Corp. Series A	35,000	$2,048,200
RPM International, Inc.	26,000	1,190,280

		3,238,480

Mining — 1.1%
Agnico-Eagle Mines Ltd.	31,000	899,930
Franco-Nevada Corp. (a)	73,000	3,583,026

		4,482,956

		7,721,436

Communications — 7.8%
Advertising — 0.2%
Aimia, Inc.	53,000	804,027

Internet — 3.0%
Akamai Technologies, Inc. (b)	31,000	1,853,800
Coupons.com, Inc. (b)	59,000	705,640
Dropbox, Inc. (b) (c)	9,011	172,110
LinkedIn Corp. Class A (b)	5,000	1,038,950
Netflix, Inc. (b)	3,000	1,353,540
Rackspace Hosting, Inc. (b)	44,000	1,432,200
TripAdvisor, Inc. (b)	9,000	822,780
VeriSign, Inc. (b)	88,000	4,850,560

		12,229,580

Media — 1.6%
Charter Communications, Inc. Class A (b)	13,000	1,967,810
FactSet Research Systems, Inc. (a)	35,000	4,253,550

		6,221,360

Telecommunications — 3.0%
DigitalGlobe, Inc. (b)	99,000	2,821,500
JDS Uniphase Corp. (b)	247,000	3,161,600
Motorola Solutions, Inc.	85,000	5,378,800
T-Mobile US, Inc. (b)	29,100	840,117

		12,202,017

		31,456,984

Consumer, Cyclical — 13.4%
Apparel — 0.4%
Wolverine World Wide, Inc.	61,000	1,528,660

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (b)	6,000	1,456,080

Automotive & Parts — 0.5%
WABCO Holdings, Inc. (b)	22,000	2,000,900

Distribution & Wholesale — 1.0%
Fastenal Co.	89,000	3,996,100

	Number of Shares	Value
Home Furnishing — 0.4%
Harman International Industries, Inc.	18,000	$1,764,720

Leisure Time — 1.8%
Harley-Davidson, Inc.	45,000	2,619,000
Norwegian Cruise Line Holdings Ltd. (b)	134,000	4,826,680

		7,445,680

Lodging — 1.6%
Choice Hotels International, Inc.	53,000	2,756,000
Marriott International, Inc. Class A	53,000	3,704,700

		6,460,700

Retail — 7.3%
AutoZone, Inc. (b)	9,000	4,586,940
CarMax, Inc. (b)	133,000	6,177,850
Chipotle Mexican Grill, Inc. (b)	4,000	2,666,360
Dollar General Corp. (b)	39,000	2,383,290
Five Below, Inc. (a) (b)	12,000	475,320
Hanesbrands, Inc.	27,000	2,900,880
L Brands, Inc.	40,000	2,679,200
The Michaels Cos., Inc. (a) (b)	48,100	840,788
O’Reilly Automotive, Inc. (b)	31,000	4,661,160
Rite Aid Corp. (b)	496,000	2,400,640

		29,772,428

		54,425,268

Consumer, Non-cyclical — 26.8%
Biotechnology — 3.0%
Alkermes PLC (b)	92,000	3,944,040
Illumina, Inc. (b)	12,000	1,967,040
Incyte Corp. (b)	35,000	1,716,750
Puma Biotechnology, Inc. (b)	8,000	1,908,560
Seattle Genetics, Inc. (a) (b)	8,000	297,440
Vertex Pharmaceuticals, Inc. (b)	22,000	2,470,820

		12,304,650

Commercial Services — 7.4%
Aramark	31,000	815,300
CoreLogic, Inc. (b)	103,000	2,788,210
Equifax, Inc.	53,000	3,961,220
Gartner, Inc. (b)	62,000	4,555,140
Global Payments, Inc.	51,000	3,563,880
Hertz Global Holdings, Inc. (b)	89,000	2,259,710
Manpower, Inc.	40,000	2,804,000
Quanta Services, Inc. (b)	44,000	1,596,760
Towers Watson & Co. Class A	10,000	995,000
Vantiv, Inc. Class A (b)	108,000	3,337,200
Verisk Analytics, Inc. Class A (b)	57,000	3,470,730

		30,147,150

Foods — 2.7%
Sprouts Farmers Market, Inc. (b)	63,000	1,831,410

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TreeHouse Foods, Inc. (b)	31,000	$2,495,500
WhiteWave Foods Co. Class A (b)	131,000	4,759,230
Whole Foods Market, Inc.	44,000	1,676,840

		10,762,980

Health Care – Products — 6.5%
Bruker Corp. (b)	143,000	2,647,645
CareFusion Corp. (b)	115,000	5,203,750
The Cooper Cos., Inc.	33,000	5,139,750
Henry Schein, Inc. (b)	35,000	4,076,450
IDEXX Laboratories, Inc. (b)	31,000	3,652,730
Intuitive Surgical, Inc. (b)	12,000	5,541,840

		26,262,165

Health Care – Services — 3.3%
Catalent, Inc. (b)	88,000	2,202,640
Covance, Inc. (b)	39,000	3,069,300
Envision Healthcare Holdings, Inc. (b)	59,000	2,046,120
MEDNAX, Inc. (b)	44,000	2,412,080
Universal Health Services, Inc. Class B	35,000	3,657,500

		13,387,640

Pharmaceuticals — 3.9%
Align Technology, Inc. (b)	19,000	981,920
Alnylam Pharmaceuticals, Inc. (b)	18,000	1,405,800
Cubist Pharmaceuticals, Inc. (b)	13,000	862,420
DENTSPLY International, Inc.	122,000	5,563,200
Hospira, Inc. (b)	80,000	4,162,400
Pharmacyclics, Inc. (a) (b)	12,000	1,409,160
Sirona Dental Systems, Inc. (b)	18,000	1,380,240

		15,765,140

		108,629,725

Energy — 6.4%
Coal — 0.6%
CONSOL Energy, Inc.	65,000	2,460,900

Oil & Gas — 5.8%
Athlon Energy, Inc. (b)	39,000	2,270,970
Concho Resources, Inc. (b)	27,000	3,385,530
EQT Corp.	62,000	5,675,480
Pioneer Natural Resources Co.	14,000	2,757,580
Range Resources Corp.	66,000	4,475,460
SM Energy Co.	35,000	2,730,000
WPX Energy, Inc. (b)	88,000	2,117,280

		25,873,200

Financial — 7.7%
Diversified Financial — 4.7%
CBOE Holdings, Inc.	71,000	3,800,275
FNF Group	173,000	4,799,020
IntercontinentalExchange, Inc.	19,000	3,705,950
LPL Financial Holdings, Inc.	53,000	2,440,650

	Number of Shares	Value
TD Ameritrade Holding Corp.	123,000	$4,104,510

		18,850,405

Insurance — 2.0%
HCC Insurance Holdings, Inc.	70,000	3,380,300
The Progressive Corp.	135,000	3,412,800
Willis Group Holdings PLC	36,000	1,490,400

		8,283,500

Real Estate — 1.0%
Jones Lang LaSalle, Inc.	31,000	3,916,540

		31,050,445

Industrial — 18.9%
Building Materials — 0.7%
Martin Marietta Materials, Inc.	22,000	2,836,680

Electrical Components & Equipment — 2.6%
AMETEK, Inc.	88,000	4,418,480
The Babcock & Wilcox Co.	157,000	4,347,330
Mobileye NV (a) (b)	31,400	1,682,726

		10,448,536

Electronics — 3.8%
Agilent Technologies, Inc.	98,000	5,584,040
FEI Co.	31,000	2,338,020
Mettler-Toledo International, Inc. (b)	4,000	1,024,520
Sensata Technologies Holding NV (b)	98,000	4,363,940
Trimble Navigation Ltd. (b)	63,000	1,921,500

		15,232,020

Machinery – Diversified — 3.6%
Cognex Corp. (b)	9,000	362,430
IDEX Corp.	80,000	5,789,600
Nordson Corp.	17,000	1,293,190
Roper Industries, Inc.	36,000	5,266,440
Xylem, Inc.	57,000	2,022,930

		14,734,590

Manufacturing — 5.4%
Acuity Brands, Inc.	27,000	3,178,170
Colfax Corp. (b)	47,000	2,677,590
Pall Corp.	71,000	5,942,700
Teleflex, Inc.	36,000	3,781,440
Textron, Inc.	176,000	6,334,240

		21,914,140

Metal Fabricate & Hardware — 0.6%
Rexnord Corp. (b)	92,000	2,617,400

Packaging & Containers — 0.6%
Ball Corp.	35,000	2,214,450

Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	43,300	3,206,365

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kansas City Southern	28,000	$3,393,600

		6,599,965

		76,597,781

Technology — 10.5%
Computers — 1.9%
IHS, Inc. Class A (b)	57,000	7,135,830
Stratasys Ltd. (a) (b)	4,000	483,120

		7,618,950

Semiconductors — 3.0%
Altera Corp.	176,000	6,297,280
Atmel Corp. (b)	265,000	2,141,200
Microchip Technology, Inc. (a)	36,000	1,700,280
Xilinx, Inc.	48,000	2,032,800

		12,171,560

Software — 5.6%
Atlassian Corp. Depository Receipt (c)	15,775	252,400
Atlassian Corp. PLC A Depository Receipt (c)	5,668	90,688
Atlassian Corp. PLC Series 1 Depository Receipt (c)	12,075	193,200
Atlassian Ser 1 Restricted Depository Receipt (c)	5,892	94,272
Atlassian Series A Preference Depository Receipt (c)	11,666	186,656
Concur Technologies, Inc. (b)	2,900	367,777
Fidelity National Information Services, Inc.	44,000	2,477,200
Fiserv, Inc. (b)	124,000	8,014,740
Guidewire Software, Inc. (b)	6,000	266,040
IMS Health Holdings, Inc. (b)	25,000	654,750
MSCI, Inc. (b)	60,000	2,821,200
Red Hat, Inc. (b)	93,000	5,221,950
Servicenow, Inc. (b)	18,000	1,058,040
Veeva Systems, Inc. Class A (a) (b)	18,000	507,060
Workday, Inc. Class A (b)	9,000	742,500

		22,948,473

		42,738,983

Utilities — 0.7%
Electric — 0.7%
Calpine Corp. (b)	123,000	2,669,100

TOTAL COMMON STOCK (Cost $256,822,741)		381,162,922

PREFERRED STOCK — 0.3%
Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (b) (c)	11,190	213,729

	Number of Shares	Value
Dropbox, Inc. Series A 1 (b) (c)	54,965	$1,049,832
Living Social (b) (c)	158,890	69,912

		1,333,473

TOTAL PREFERRED STOCK (Cost $1,496,531)		1,333,473

TOTAL EQUITIES (Cost $258,319,272)		382,496,395

MUTUAL FUNDS — 4.1%
Diversified Financial — 4.1%
State Street Navigator Securities Lending Prime Portfolio (d)	10,598,526	10,598,526
T. Rowe Price Government Reserve Investment Fund	5,798,553	5,798,553

		16,397,079

TOTAL MUTUAL FUNDS (Cost $16,397,079)		16,397,079

TOTAL LONG-TERM INVESTMENTS (Cost $274,716,351)		398,893,474

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (e)	$16,658,607	16,658,607

TOTAL SHORT-TERM INVESTMENTS (Cost $16,658,607)		16,658,607

TOTAL INVESTMENTS — 102.6% (Cost $291,374,958) (f)		415,552,081

Other Assets/(Liabilities) — (2.6)%		(10,544,807)

NET ASSETS — 100.0%		$405,007,274

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $10,370,113 or 2.56% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $2,322,799 or 0.57% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $16,658,612. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $16,993,949.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.6%
Basic Materials — 2.2%
Iron & Steel — 0.8%
Nucor Corp.	71,518	$3,881,998

Mining — 1.4%
Constellium NV (a)	194,199	4,779,237
Newmont Mining Corp.	78,982	1,820,535

		6,599,772

		10,481,770

Communications — 2.3%
Media — 0.5%
Markit, Ltd. (a)	99,872	2,332,011

Telecommunications — 1.8%
CenturyLink, Inc.	96,454	3,944,004
Harris Corp.	22,636	1,503,031
Rogers Communications, Inc. Class B	86,387	3,233,486

		8,680,521

		11,012,532

Consumer, Cyclical — 5.3%
Auto Manufacturers — 0.5%
Oshkosh Corp.	56,161	2,479,508

Entertainment — 0.7%
International Game Technology	189,140	3,190,792

Leisure Time — 0.8%
Carnival Corp.	90,431	3,632,613

Retail — 3.3%
Bed Bath & Beyond, Inc. (a)	21,255	1,399,217
Coach, Inc.	26,444	941,671
CST Brands, Inc.	66,134	2,377,517
Lowe’s Cos., Inc.	119,567	6,327,485
Target Corp.	76,632	4,803,294

		15,849,184

		25,152,097

Consumer, Non-cyclical — 20.6%
Biotechnology — 0.5%
Bio-Rad Laboratories, Inc. Class A (a)	20,036	2,272,083

Commercial Services — 2.7%
The ADT Corp.	206,347	7,317,065
Corrections Corporation of America	162,203	5,573,295
Vectrus, Inc. (a)	10,674	208,472

		13,098,832

Foods — 7.0%
Campbell Soup Co.	59,804	2,555,425
ConAgra Foods, Inc.	191,414	6,324,319
Danone SA	33,544	2,239,402

	Number of Shares	Value
General Mills, Inc.	61,447	$3,100,001
The J.M. Smucker Co.	38,250	3,786,367
Kellogg Co.	41,120	2,532,992
Kraft Foods Group, Inc.	46,670	2,632,188
Mondelez International, Inc. Class A	77,949	2,670,922
Sysco Corp.	203,367	7,717,778

		33,559,394

Health Care – Products — 4.2%
Boston Scientific Corp. (a)	223,038	2,634,079
CareFusion Corp. (a)	142,911	6,466,723
Medtronic, Inc.	77,007	4,770,583
Stryker Corp.	45,847	3,702,145
Zimmer Holdings, Inc.	25,714	2,585,543

		20,159,073

Health Care – Services — 3.8%
Cigna Corp.	26,004	2,358,303
Humana, Inc.	25,105	3,270,930
LifePoint Hospitals, Inc. (a)	84,105	5,819,225
Quest Diagnostics, Inc.	108,172	6,563,877

		18,012,335

Pharmaceuticals — 2.4%
Cardinal Health, Inc.	57,945	4,341,239
Hospira, Inc. (a)	65,562	3,411,191
Patterson Cos., Inc.	90,184	3,736,323

		11,488,753

		98,590,470

Energy — 6.7%
Oil & Gas — 5.8%
Apache Corp.	73,685	6,916,811
Devon Energy Corp.	55,092	3,756,172
Imperial Oil Ltd.	243,498	11,503,620
Murphy Oil Corp.	28,967	1,648,512
Southwestern Energy Co. (a)	110,247	3,853,133

		27,678,248

Oil & Gas Services — 0.5%
Cameron International Corp. (a)	34,598	2,296,615

Pipelines — 0.4%
Williams Partners LP	41,846	2,219,931

		32,194,794

Financial — 24.9%
Banks — 11.5%
Bank of Hawaii Corp.	43,955	2,497,084
BB&T Corp.	66,868	2,488,158
BOK Financial Corp.	37,842	2,515,736
Comerica, Inc.	31,086	1,549,948
Commerce Bancshares, Inc.	142,769	6,373,922
Cullen/Frost Bankers, Inc.	39,830	3,047,393
M&T Bank Corp.	51,670	6,370,394

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Trust Corp.	195,390	$13,292,382
PNC Financial Services Group, Inc.	67,309	5,760,304
State Street Corp.	49,697	3,658,196
SunTrust Banks, Inc.	85,602	3,255,444
Westamerica Bancorp.	86,286	4,014,025

		54,822,986

Diversified Financial — 1.9%
Franklin Resources, Inc.	54,946	3,000,601
LPL Financial Holdings, Inc.	78,350	3,608,017
T. Rowe Price Group, Inc.	30,744	2,410,330

		9,018,948

Insurance — 7.8%
ACE Ltd.	46,717	4,899,212
Aflac, Inc.	40,544	2,361,688
The Allstate Corp.	41,194	2,528,076
Arthur J. Gallagher & Co.	50,970	2,311,999
Brown & Brown, Inc.	79,497	2,555,829
The Chubb Corp.	44,476	4,050,874
HCC Insurance Holdings, Inc.	99,895	4,823,930
MetLife, Inc.	44,013	2,364,378
Reinsurance Group of America, Inc. Class A	59,665	4,780,956
The Travelers Cos., Inc.	36,531	3,431,722
Unum Group	91,352	3,140,682

		37,249,346

Real Estate Investment Trusts (REITS) — 2.6%
Annaly Capital Management, Inc.	149,358	1,595,143
Capstead Mortgage Corp.	75,804	927,841
Empire State Realty Trust, Inc. Class A	151,226	2,271,415
Piedmont Office Realty Trust, Inc. Class A	305,693	5,392,424
Weyerhaeuser Co.	75,600	2,408,616

		12,595,439

Savings & Loans — 1.1%
Capitol Federal Financial, Inc.	90,521	1,069,958
People’s United Financial, Inc.	285,837	4,136,062

		5,206,020

		118,892,739

Industrial — 14.0%
Aerospace & Defense — 2.7%
BAE Systems PLC	497,117	3,798,605
Exelis, Inc.	202,680	3,352,327
L-3 Communications Holdings, Inc.	13,581	1,615,052
Raytheon Co.	19,424	1,973,867
Rockwell Collins, Inc.	26,432	2,074,912

		12,814,763

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	77,040	4,821,163

	Number of Shares	Value
Electronics — 3.4%
Agilent Technologies, Inc.	46,934	$2,674,299
Koninklijke Philips Electronics NV	235,775	7,506,173
TE Connectivity Ltd.	65,254	3,607,894
Waters Corp. (a)	23,136	2,293,240

		16,081,606

Environmental Controls — 3.1%
Republic Services, Inc.	336,108	13,114,934
Waste Management, Inc.	39,986	1,900,535

		15,015,469

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	11,878	1,054,648

Manufacturing — 1.5%
Textron, Inc.	95,121	3,423,405
Tyco International Ltd.	80,471	3,586,592

		7,009,997

Packaging & Containers — 1.2%
Bemis Co., Inc.	87,291	3,318,804
Sonoco Products Co.	61,128	2,401,719

		5,720,523

Transportation — 0.9%
Heartland Express, Inc.	56,401	1,351,368
Werner Enterprises, Inc.	125,654	3,166,481

		4,517,849

		67,036,018

Technology — 7.3%
Computers — 2.0%
SanDisk Corp.	33,353	3,266,926
Western Digital Corp.	66,789	6,499,906

		9,766,832

Semiconductors — 4.6%
Applied Materials, Inc.	215,880	4,665,167
KLA-Tencor Corp.	22,263	1,753,879
Lam Research Corp.	53,892	4,025,732
Maxim Integrated Products, Inc.	86,336	2,610,801
Microchip Technology, Inc.	37,589	1,775,328
MKS Instruments, Inc.	45,455	1,517,288
Teradyne, Inc.	297,443	5,767,420

		22,115,615

Software — 0.7%
Fidelity National Information Services, Inc.	57,165	3,218,389

		35,100,836

Utilities — 11.3%
Electric — 8.8%
Ameren Corp.	55,685	2,134,406
Consolidated Edison, Inc.	97,101	5,501,743
Edison International	101,612	5,682,143

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Great Plains Energy, Inc.	217,149	$5,248,491
Northeast Utilities	25,394	1,124,954
NorthWestern Corp.	48,979	2,221,687
PG&E Corp.	106,766	4,808,741
The Southern Co.	90,947	3,969,837
Westar Energy, Inc.	174,093	5,940,053
Xcel Energy, Inc.	179,822	5,466,589

		42,098,644

Gas — 2.5%
Atmos Energy Corp.	66,182	3,156,882
The Laclede Group, Inc.	141,678	6,573,859
WGL Holdings, Inc.	55,385	2,332,816

		12,063,557

		54,162,201

TOTAL COMMON STOCK (Cost $406,714,949)		452,623,457

TOTAL EQUITIES (Cost $406,714,949)		452,623,457

MUTUAL FUNDS — 3.5%
Diversified Financial — 3.5%
iShares Russell Midcap Value Index Fund	237,143	16,600,010

TOTAL MUTUAL FUNDS (Cost $16,539,058)		16,600,010

TOTAL LONG-TERM INVESTMENTS (Cost $423,254,007)		469,223,467

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$10,029,703	10,029,703

TOTAL SHORT-TERM INVESTMENTS (Cost $10,029,703)		10,029,703

TOTAL INVESTMENTS — 100.2% (Cost $433,283,710) (c)		479,253,170

Other Assets/(Liabilities) — (0.2)%		(809,009)

NET ASSETS — 100.0%		$478,444,161

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $10,029,706. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $10,231,333.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.8%
MML Blue Chip Growth Fund, Initial Class (a)	7,492,480	$122,876,670
MML Equity Income Fund, Initial Class (a)	6,544,859	88,421,049
MML Focused Equity Fund, Class II (a)	3,954,092	59,667,247
MML Foreign Fund, Initial Class (a)	4,506,039	48,214,612
MML Fundamental Growth Fund, Class II (a)	5,848,993	82,997,205
MML Fundamental Value Fund, Class II (a)	5,702,982	88,339,198
MML Global Fund, Class I (a)	7,077,435	86,344,703
MML Income & Growth Fund, Initial Class (a)	6,191,509	73,926,620
MML International Equity Fund, Class II (a) (b)	5,030,057	48,037,040
MML Large Cap Growth Fund, Initial Class (a)	6,094,801	82,401,709
MML Managed Volatility Fund, Initial Class (a)	4,415,347	61,963,463
MML Mid Cap Growth Fund, Initial Class (a)	4,579,852	69,155,766
MML Mid Cap Value Fund, Initial Class (a)	6,233,290	76,544,805
MML Small Cap Growth Equity Fund, Initial Class (a)	1,891,585	31,174,509
MML Small Company Value Fund, Class II (a)	2,295,600	37,257,591
MML Small/Mid Cap Value Fund, Initial Class (a)	1,820,488	24,831,463
MML Strategic Emerging Markets Fund, Class II (a)	3,700,012	38,258,120
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	316,144	23,679,187
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	10,135,801	107,034,061
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,006,697	39,845,062
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	17,409,739	40,738,789

		1,331,708,869

Fixed Income Funds — 38.3%
MML High Yield Fund, Class II (a)	6,382,818	68,359,985

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	3,790,022	$38,961,425
MML Managed Bond Fund, Initial Class (a)	28,944,871	370,025,321
MML PIMCO Total Return Fund, Class II (a)	17,419,966	181,864,444
MML Short-Duration Bond Fund, Class II (a)	7,688,976	76,274,641
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	16,812,218	89,609,120

		825,094,936

TOTAL MUTUAL FUNDS (Cost $2,018,209,210)		2,156,803,805

TOTAL LONG-TERM INVESTMENTS (Cost $2,018,209,210)		2,156,803,805

TOTAL INVESTMENTS —100.1% (Cost $2,018,209,210) (c)		2,156,803,805

Other Assets/(Liabilities) —(0.1)%		(1,491,619)

NET ASSETS — 100.0%		$2,155,312,186

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Savings & Loans — 0.3%
GMAC Capital Trust I VRN 8.125%	44,000	$1,170,840

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,170,840

TOTAL EQUITIES (Cost $1,100,000)		1,170,840

	Principal Amount
BONDS & NOTES — 89.0%

BANK LOANS — 0.5%
Health Care – Services — 0.5%
CHS/Community Health System, Inc., Term Loan E 3.485% 1/25/17	$2,188,973	2,175,795

TOTAL BANK LOANS (Cost $2,193,978)		2,175,795

CORPORATE DEBT — 35.8%
Agriculture — 0.4%
Altria Group, Inc. 4.125% 9/11/15	1,700,000	1,754,638

Auto Manufacturers — 1.7%
Daimler Finance NA LLC FRN (a) 0.834% 1/09/15	1,300,000	1,301,530
Volkswagen International Finance NV (a) 1.625% 3/22/15	5,700,000	5,732,809

		7,034,339

Banks — 13.5%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	826,024
Banco Santander Chile FRN (a) 1.134% 4/11/17	1,500,000	1,504,475
Bank of America Corp. FRN 0.514% 6/15/16	2,500,000	2,491,190
Bank of Nova Scotia FRN 0.544% 4/11/17	3,600,000	3,601,800
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	203,925
Bankinter SA EUR (b) 3.875% 10/30/15	2,600,000	3,408,727
Barclays Bank PLC VRN GBP (b) 14.000% 11/29/49	700,000	1,463,331

	Principal Amount	Value
BPCE SA FRN 0.801% 11/18/16	$3,000,000	$3,010,698
CIT Group, Inc. (a) 4.750% 2/15/15	1,000,000	1,010,000
CIT Group, Inc. (a) 5.500% 2/15/19	4,000,000	4,185,000
Citigroup, Inc. FRN 1.194% 7/25/16	2,800,000	2,828,762
Citigroup, Inc. 2.250% 8/07/15	600,000	606,428
Eksportfinans ASA 5.500% 5/25/16	3,500,000	3,689,350
HBOS PLC FRN EUR (b) 0.757% 3/29/16	2,100,000	2,641,733
HBOS PLC (a) 6.750% 5/21/18	100,000	113,115
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	947,975
ING Bank NV FRN (a) 0.574% 1/04/16	3,400,000	3,403,386
JPMorgan Chase & Co. FRN 0.784% 4/25/18	700,000	703,692
KBC Bank NV VRN (c) 8.000% 1/25/23	1,000,000	1,107,500
LBG Capital No.2 PLC GBP (b) (c) 15.000% 12/21/19	1,000,000	2,293,927
Morgan Stanley FRN 1.514% 4/25/18	1,000,000	1,028,131
National Australia Bank Ltd. FRN (a) 0.513% 6/30/17	2,500,000	2,502,042
The Royal Bank of Scotland PLC VRN (c) 9.500% 3/16/22	2,800,000	3,192,000
Sberbank of Russia Via SB Capital SA (c) 5.499% 7/07/15	2,200,000	2,240,282
State Bank of India (c) 4.500% 10/23/14	200,000	200,359
State Bank of India (a) 4.500% 7/27/15	300,000	307,792
Wells Fargo & Co. FRN 0.534% 6/02/17	5,500,000	5,501,408

		55,013,052

Commercial Services — 0.3%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,284,490

Computers — 0.1%
Apple, Inc. 2.850% 5/06/21	300,000	300,589

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 10.1%
Ally Financial, Inc. 6.750% 12/01/14	$3,000,000	$3,022,500
American Honda Finance Corp. FRN 0.233% 6/04/15	2,400,000	2,400,298
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	98,251
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,200,000	1,194,768
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	1,200,000	1,165,786
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	677,678
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	400,000	433,985
Federal National Mortgage Association 0.875% 12/20/17	200,000	197,481
Federal National Mortgage Association 0.875% 2/08/18	800,000	787,195
Federal National Mortgage Association 0.875% 5/21/18	100,000	97,928
Federal National Mortgage Association (d) 1.125% 4/27/17	600,000	602,279
Federal National Mortgage Association (d) 1.250% 1/30/17	800,000	807,376
Federal National Mortgage Association 1.875% 9/18/18	200,000	202,178
Federal National Mortgage Association (d) 5.000% 5/11/17	2,300,000	2,535,965
Federal National Mortgage Association (d) 5.375% 6/12/17	100,000	111,354
Ford Motor Credit Co. LLC FRN 0.684% 11/08/16	1,400,000	1,399,401
Ford Motor Credit Co. LLC 3.875% 1/15/15	2,300,000	2,322,103
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,045,550
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	206,880
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	100,000
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	316,110
International Lease Finance Corp. 5.750% 5/15/16	1,700,000	1,776,500
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	646,500
JP Morgan Chase & Co. FRN 0.754% 2/15/17	2,700,000	2,712,704

	Principal Amount	Value
JP Morgan Chase & Co. 5.875% 6/13/16	$3,100,000	$3,347,885
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,600,000	1,823,150
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	5,074,978
Navient LLC 5.050% 11/14/14	4,300,000	4,300,000
Navient LLC 8.450% 6/15/18	1,500,000	1,687,500

		41,094,283

Electric — 0.7%
Entergy Corp. 3.625% 9/15/15	100,000	102,423
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	203,852
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	101,990
Majapahit Holdings BV (c) 7.250% 6/28/17	100,000	111,750
Majapahit Holdings BV (c) 7.750% 10/17/16	200,000	221,500
Pacific Gas & Electric Co. FRN 0.433% 5/11/15	2,200,000	2,201,162

		2,942,677

Electronics — 0.4%
Thermo Fisher Scientific, Inc. 3.200% 5/01/15	1,700,000	1,726,454

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	103,065

Health Care – Services — 0.3%
HCA, Inc. 6.375% 1/15/15	1,200,000	1,210,500

Insurance — 1.0%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,791,774
Metropolitan Life Global Funding I FRN (a) 0.363% 6/23/16	2,000,000	2,001,030
Prudential Financial, Inc. 3.875% 1/14/15	300,000	302,953

		4,095,757

Iron & Steel — 0.2%
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	500,000	562,500

Lodging — 0.5%
MGM Mirage 7.625% 1/15/17	1,000,000	1,087,500

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MGM Resorts International 6.875% 4/01/16	$900,000	$950,625

		2,038,125

Machinery – Diversified — 0.9%
John Deere Capital Corp. FRN 0.362% 4/12/16	3,400,000	3,402,037

Media — 0.4%
Echostar DBS Corp. 6.625% 10/01/14	1,600,000	1,600,000

Oil & Gas — 1.8%
CNPC General Capital Ltd. FRN (a) 1.133% 5/14/17	1,300,000	1,302,990
Gazprom OAO Via Gaz Capital SA (c) 4.950% 5/23/16	1,200,000	1,215,156
Indian Oil Corp. Ltd. (c) 4.750% 1/22/15	500,000	505,212
Petrobras International Finance Co. 8.375% 12/10/18	200,000	234,344
Rosneft Finance SA (c) 6.250% 2/02/15	1,700,000	1,715,079
Statoil ASA FRN 0.694% 11/08/18	2,200,000	2,215,160
Transocean, Inc. 4.950% 11/15/15	100,000	103,847
Woodside Finance Ltd. (a) 4.500% 11/10/14	100,000	100,414

		7,392,202

Telecommunications — 3.5%
BellSouth Corp. (Acquired 4/16/14, Cost $4,040,751) (a) (e) 4.182% 4/26/21	3,900,000	3,980,016
Sprint Communications, Inc. 8.375% 8/15/17	700,000	782,250
Sprint Nextel Corp. 6.000% 12/01/16	700,000	736,313
Telefonica Emisiones Co. SAU FRN 0.883% 6/23/17	1,500,000	1,498,775
Verizon Communications, Inc. 0.700% 11/02/15	3,800,000	3,803,359
Verizon Communications, Inc. FRN 1.764% 9/15/16	1,000,000	1,025,216
Verizon Communications, Inc. FRN 1.984% 9/14/18	200,000	210,684
Verizon Communications, Inc. 2.500% 9/15/16	2,200,000	2,257,842

		14,294,455

TOTAL CORPORATE DEBT (Cost $144,228,434)		145,849,163

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 2.0%
Bay Area Toll Authority BAB 6.793% 4/01/30	$800,000	$999,624
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,585,214
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,377,590
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,287,153
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,419,236
State of California BAB 5.700% 11/01/21	500,000	588,570

		8,257,387

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,508,540)		8,257,387

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Automobile ABS — 3.2%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	3,600,000	3,598,112
Ford Credit Auto Owner Trust, Series 2014-B, Class A1 (a) 0.180% 7/15/15	1,709,341	1,709,322
Nissan Auto Lease Trust, Series 2014-A, Class A2B FRN 0.316% 9/15/16	1,600,000	1,600,051
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2B FRN 0.436% 8/15/17	4,000,000	4,000,128
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2 0.400% 12/15/16	2,300,000	2,298,513

		13,206,126

Commercial MBS — 1.7%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.813% 2/24/51	871,079	959,294
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.845% 6/11/40	152,393	154,379
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class A1A 5.297% 12/15/39	2,358,246	2,522,538

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A1A 5.460% 9/15/39	$1,376,861	$1,461,761
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.728% 1/25/20	196,879	313,425
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 0.348% 5/15/19	139,764	174,057
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.991% 8/15/45	1,304,636	1,418,862

		7,004,316

Credit Card ABS — 0.9%
Citibank Omni Master Trust, Series 2009-A17, Class A17 (a) 4.900% 11/15/18	3,600,000	3,618,686

Home Equity ABS — 3.6%
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M3 FRN 0.635% 11/25/35	1,960,000	1,547,247
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.565% 12/25/35	2,000,000	1,887,312
Countrywide Asset-Backed Certificates, Series 2005-6, Class M4 FRN 0.815% 12/25/35	1,600,000	1,336,951
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3 VRN 5.689% 10/25/46	2,720,611	2,450,497
GSAA Home Equity Trust, Series 2006-20, Class 1A2 FRN 0.335% 12/25/46	1,340,326	767,064
GSAMP Trust, Series 2006-HE4, Class A2C FRN 0.305% 6/25/36	2,004,295	1,800,048
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.085% 9/25/35	1,500,000	1,359,842
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.315% 11/25/36	1,517,346	1,314,935
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.855% 10/25/34	2,505,062	2,370,585

		14,834,481

	Principal Amount	Value
Other ABS — 1.1%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.484% 5/21/21	$413,035	$408,142
RAAC Trust, Series 2006-SP2, Class M1 FRN 0.495% 2/25/36	1,350,000	1,198,651
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.635% 2/25/35	2,725,000	2,667,939

		4,274,732

WL Collateral CMO — 3.9%
Banc of America Funding Ltd., Series 2012-R5, Class A (Acquired 5/8/14, Cost $1,234,741) FRN (a) (e) 0.417% 10/03/39	1,247,214	1,240,431
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.649% 9/25/36	73,432	67,769
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4 FRN 2.473% 3/25/37	1,235,963	1,129,004
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.514% 10/25/35	499,691	483,784
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1 VRN 2.657% 4/25/37	114,802	100,614
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.207% 12/20/54	157,844	198,607
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.227% 12/20/54	335,419	422,380
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.287% 12/20/54	134,050	168,922
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.414% 12/20/54	134,050	133,643
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.581% 1/20/44	5,193	6,550
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.926% 9/20/44	139,607	225,871
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 0.946% 9/20/44	41,882	67,775

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.654% 9/25/35	$475,546	$476,163
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.675% 1/25/36	442,368	399,799
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,028,570	1,037,634
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.725% 2/25/35	3,200,000	2,824,222
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.435% 12/25/35	405,349	360,478
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	886,524	890,560
Washington Mutual Mortgage Pass-Through Certificates,, Series 2007-OA6, Class 1A FRN 0.925% 7/25/47	2,413,278	2,078,074
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Trust, Class 3A2 5.750% 2/25/36	2,468,488	2,198,853
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.610% 7/25/36	518,363	496,127
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.615% 1/25/35	854,593	858,912

		15,866,172

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,846,653)		58,804,513

SOVEREIGN DEBT OBLIGATIONS — 13.8%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	133,176
Brazil Letras do Tesouro Nacional BRL (b) 0.000% 10/01/15	16,900,000	6,165,802
Italy Buoni Poliennali del Tesoro EUR (b) 1.150% 5/15/17	500,000	641,061
Italy Buoni Poliennali del Tesoro EUR (b) 2.250% 5/15/16	2,100,000	2,732,323

	Principal Amount	Value
Italy Buoni Poliennali del Tesoro EUR (b) 3.000% 11/01/15	$600,000	$779,871
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 8/01/15	300,000	389,794
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 4/15/16	4,000,000	5,313,906
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 8/01/16	7,100,000	9,514,686
Italy Buoni Poliennali del Tesoro EUR (b) 4.500% 7/15/15	1,000,000	1,304,769
Italy Buoni Poliennali del Tesoro EUR (b) 4.750% 9/15/16	2,000,000	2,737,283
Italy Buoni Poliennali del Tesoro EUR (b) 4.750% 5/01/17	100,000	139,817
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 12/31/15	1,000,000	1,257,720
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 4/29/16	3,900,000	4,894,617
Korea Finance Corp. 3.250% 9/20/16	100,000	103,684
Korea Housing Finance Corp. (c) 4.125% 12/15/15	400,000	414,182
Mexican Bonos MXN (b) 9.500% 12/18/14	28,000,000	2,113,892
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,844,260
Province of Ontario Canada 4.400% 4/14/20	500,000	554,120
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,000,000	988,526
Spain Government Bond EUR (b) 2.100% 4/30/17	2,400,000	3,158,133
Spain Government Bond EUR (b) 3.150% 1/31/16	100,000	131,130
Spain Government Bond EUR (b) 3.250% 4/30/16	300,000	396,554
Spain Government Bond EUR (b) 3.300% 7/30/16	3,000,000	3,994,902
Spain Government Bond EUR (b) 3.800% 1/31/17	1,400,000	1,908,746
Spain Government Bond EUR (b) 4.250% 10/31/16	1,500,000	2,047,260
Spain Government Bond EUR (b) 5.500% 7/30/17	1,100,000	1,583,574

		56,243,788

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $60,712,351)		56,243,788

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.3%
Pass-Through Securities — 12.3%
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	$500,000	$482,081
Pool #723750 4.000% 8/01/18	19,487	20,627
Pool #MA0357 4.000% 3/01/20	25,026	26,508
Pool #MA1002 4.000% 2/01/22	86,253	91,516
Pool #AA4229 4.000% 4/01/24	607,733	647,283
Pool #AA2937 4.000% 4/01/24	3,067,921	3,267,576
Pool #993382 4.000% 6/01/24	386,857	412,033
Pool #AD7760 4.000% 7/01/25	731,262	779,993
Pool #AH6067 4.000% 3/01/26	9,134	9,735
Pool #727384 4.500% 9/01/18	73,885	78,110
Pool #MA0175 4.500% 9/01/19	94,885	100,311
Pool #735646 4.500% 7/01/20	75,284	79,676
Pool #MA0531 4.500% 8/01/20	33,157	35,074
Pool #852931 4.500% 4/01/21	68,065	72,574
Pool #931412 4.500% 6/01/24	192,507	206,163
Pool #932561 4.500% 2/01/25	43,699	46,799
Pool #AD3832 4.500% 4/01/25	410,082	439,429
Pool #256085 4.500% 12/01/25	193,647	210,523
Pool #AL3470 4.500% 1/01/27	1,077,954	1,139,600
Pool #930997 4.500% 4/01/29	959,458	1,043,073
Pool #746748 4.500% 10/01/33	3,642	3,952
Pool #964847 4.500% 8/01/38	18,442	19,940
Pool #931504 4.500% 7/01/39	202,754	220,709
Pool #AC1095 4.500% 7/01/39	436,676	473,708
Pool #255271 5.000% 6/01/24	11,089	12,233

	Principal Amount	Value
Pool #255582 5.000% 1/01/25	$38,455	$42,422
Pool #888227 5.000% 11/01/25	28,610	31,562
Pool #257163 5.000% 4/01/28	68,726	75,816
Pool #MA0130 5.000% 7/01/29	27,491	30,327
Pool #555421 5.000% 5/01/33	90,397	100,137
Pool #709741 5.000% 6/01/33	9,349	10,366
Pool #650386 5.000% 7/01/33	86,309	95,698
Pool #725027 5.000% 11/01/33	73,516	81,514
Pool #986268 5.000% 7/01/38	2,217	2,448
Pool #AB0057 5.000% 4/01/39	2,297,193	2,537,053
Pool #AD6374 5.000% 5/01/40	87,235	96,358
Pool #AE6338 5.000% 11/01/40	100,349	110,858
Pool #AI2733 5.000% 5/01/41	621,292	686,358
Pool #190354 5.500% 12/01/34	529,008	595,981
Pool #808048 5.500% 2/01/35	650,141	728,386
Pool #814079 5.500% 2/01/35	24,727	27,688
Pool #819566 5.500% 4/01/35	690,702	773,397
Pool #843055 5.500% 9/01/35	140,235	156,938
Pool #829125 5.500% 10/01/35	61,034	68,379
Pool #846520 5.500% 12/01/35	91,305	102,180
Pool #888822 5.500% 3/01/36	146,797	164,281
Pool #884863 5.500% 4/01/36	555,954	621,648
Pool #891588 5.500% 5/01/36	216,282	241,839
Pool #888173 5.500% 11/01/36	688,070	770,020
Pool #871117 5.500% 12/01/36	28,708	31,947
Pool #889584 5.500% 1/01/37	29,786	33,352

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #888129 5.500% 2/01/37	$1,381,014	$1,536,864
Pool #912544 5.500% 2/01/37	102,572	114,500
Pool #889633 5.500% 8/01/37	648,578	725,824
Pool #929451 5.500% 5/01/38	31,225	34,827
Pool #977014 5.500% 5/01/38	93,363	104,307
Pool #985524 5.500% 6/01/38	88,801	99,044
Pool #988578 5.500% 8/01/38	710,824	792,374
Pool #889982 5.500% 11/01/38	28,695	32,009
Pool #995482 5.500% 1/01/39	449,553	502,113
Pool #AL4296 5.500% 7/01/41	214,312	239,435
Pool #866958 6.000% 2/01/36	360,734	407,178
Pool #878478 6.000% 2/01/36	228,196	257,576
Pool #937875 6.000% 7/01/37	153,878	173,690
Pool #956029 6.000% 12/01/37	138,068	155,844
Pool #889706 6.000% 6/01/38	157,784	178,099
Pool #AE0825 6.000% 10/01/39	711,038	802,584
Pool #AE0061 6.000% 2/01/40	1,679,145	1,895,335
Pool #AL0152 6.000% 6/01/40	175,669	198,286
Federal National Mortgage Association TBA
Pool #7180 3.000% 8/01/27 (f)	5,000,000	5,149,219
Pool #6268 3.500% 9/01/26 (f)	1,000,000	1,051,094
Pool #21133 4.500% 3/01/40 (f)	1,000,000	1,078,984
Pool #21133 4.500% 3/01/40 (f)	5,000,000	5,381,250
Pool #29322 5.000% 4/01/37 (f)	5,000,000	5,506,446
Pool #29322 5.000% 4/01/37 (f)	1,000,000	1,103,594
Pool #53813 6.000% 1/01/35 (f)	1,000,000	1,130,313
Government National Mortgage Association
Pool #688041 5.000% 11/15/38	189,303	208,699

	Principal Amount	Value
Pool #487816 5.000% 3/15/39	$237,008	$261,218
Pool #716783 5.000% 4/15/39	2,456,191	2,705,551
Pool #723541 5.000% 12/15/39	326,743	364,229

		50,326,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $49,723,212)		50,326,665

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds & Notes — 10.2%
U.S. Treasury Bond 3.125% 8/15/44	9,100,000	8,951,236
U.S. Treasury Inflation Index 0.125% 7/15/22	3,833,385	3,742,043
U.S. Treasury Inflation Index (g) 0.625% 7/15/21	1,162,810	1,186,248
U.S. Treasury Inflation Index (g) 1.125% 1/15/21	108,914	114,241
U.S. Treasury Inflation Index (g) 1.250% 7/15/20	764,736	811,935
U.S. Treasury Inflation Index 1.750% 1/15/28	4,207,899	4,683,589
U.S. Treasury Inflation Index 2.000% 1/15/26	840,280	956,409
U.S. Treasury Inflation Index 2.375% 1/15/25	5,940,612	6,957,942
U.S. Treasury Inflation Index 2.375% 1/15/27	8,624,439	10,207,834
U.S. Treasury Inflation Index 2.500% 1/15/29	2,774,250	3,386,102
U.S. Treasury Inflation Index 3.875% 4/15/29	289,858	408,881

		41,406,460

TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,456,934)		41,406,460

TOTAL BONDS & NOTES (Cost $364,670,102)		363,063,771

TOTAL LONG-TERM INVESTMENTS (Cost $365,770,102)		364,234,611

SHORT-TERM INVESTMENTS — 14.3%
Commercial Paper — 6.7%
Bank of Montreal 0.196% 12/08/14	2,200,000	2,199,536

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
COX Enterprises, Inc. (a) 0.270% 10/14/14	$3,300,000	$3,299,678
Credit Suisse New York 0.465% 3/17/15	300,000	300,000
ENI Finance USA, Inc. (a) 0.570% 5/15/15	3,500,000	3,487,476
Entergy Corp. (a) 0.860% 10/01/14	2,300,000	2,300,000
Glencore Funding LLC (a) 0.385% 10/07/14	1,500,000	1,499,904
Glencore Funding LLC (a) 0.690% 10/07/14	4,300,000	4,299,505
Itau Unibanco SA 0.000% 10/31/14	1,900,000	1,897,814
Pearson Holdings (a) 0.270% 10/10/14	3,100,000	3,099,791
Vodafone Group PLC (a) 0.510% 6/01/15	4,300,000	4,285,197
Vodafone Group PLC (a) 0.600% 6/29/15	500,000	497,742

		27,166,643

Discount Notes — 0.0%
Federal Home Loan Bank 0.053% 11/12/14	100,000	99,994

Repurchase Agreements — 4.4%
JP Morgan Chase Bank Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (h)	2,000,000	2,000,000
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (i)	1,565,787	1,565,787
Toronto Dominion Grand Cayman Repurchase Agreement, dated 9/30/14, 0.100%, due 10/01/14 (j)	14,300,000	14,300,000

		17,865,787

Sovereign Debt Obligations — 3.2%
Mexico Cetes MXN (b) 0.000% 11/13/14	54,500,000	4,044,022
Mexico Cetes MXN (b) 0.000% 12/11/14	12,950,000	958,777
Mexico Cetes MXN (b) 0.000% 1/08/15	37,600,000	2,777,522
Mexico Cetes MXN (b) 0.010% 1/22/15	71,900,000	5,304,872

		13,085,193

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $58,552,404)	$58,217,617

TOTAL INVESTMENTS — 103.6% (Cost $424,322,506) (k)	422,452,228

Other Assets/(Liabilities) — (3.6)%	(14,706,540)

NET ASSETS — 100.0%	$407,745,688

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
BRL	Brazilian Real
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $66,545,522 or 16.32% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, these securities amounted to a value of $14,198,097 or 3.48% of net assets.
(d)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $5,220,447 or 1.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	Maturity value of $2,000,001. Collateralized by U.S. Government Agency obligations with a rate of 4.750%, maturity date of 11/17/15, and an aggregate market value, including accrued interest, of $2,046,458.
(i)	Maturity value of $1,565,787. Collateralized by U.S. Government Agency obligations with a rate of 3.246%, maturity dates of 5/01/41, and an aggregate market value, including accrued interest, of $1,599,120.

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(j)	Maturity value of $14,300,000. Collateralized by U.S. Treasury Note with a rate of 0.250%, maturity date of 9/30/15, and an aggregate market value, including accrued interest, of $14,601,073.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 93.4%
Basic Materials — 2.6%
Chemicals — 1.2%
Minerals Technologies, Inc.	24,865	$1,534,420
Platform Specialty Products Corp. (a)	30,889	772,843
Sensient Technologies Corp.	12,900	675,315

		2,982,578

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp. (a)	51,255	1,433,602

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	111,220	890,872
Allegheny Technologies, Inc.	17,985	667,244

		1,558,116

Mining — 0.2%
Constellium NV (a)	26,585	654,257

		6,628,553

Communications — 4.6%
Internet — 2.3%
Bankrate, Inc. (a)	52,940	601,398
Constant Contact, Inc. (a)	30,535	828,720
Dealertrack Technologies, Inc. (a)	13,419	582,519
Dropbox, Inc. (c)	11,789	225,170
IAC/InterActiveCorp	15,015	989,488
Marketo, Inc. (a) (b)	20,267	654,624
Shutterstock, Inc. (a) (b)	10,957	782,111
Yelp, Inc. (a)	9,996	682,227
zulily, Inc. Class A (a) (b)	15,800	598,662

		5,944,919

Media — 0.9%
FactSet Research Systems, Inc. (b)	11,562	1,405,130
The New York Times Co. Class A	67,310	755,218

		2,160,348

Telecommunications — 1.4%
Ciena Corp. (a)	32,115	536,963
DigitalGlobe, Inc. (a)	30,046	856,311
RigNet, Inc. (a)	16,800	679,560
Ubiquiti Networks, Inc. (a) (b)	15,756	591,323
Vonage Holdings Corp. (a)	313,380	1,027,886

		3,692,043

		11,797,310

Consumer, Cyclical — 14.6%
Airlines — 0.6%
JetBlue Airways Corp. (a)	73,110	776,428
Spirit Airlines, Inc. (a)	11,641	804,859

		1,581,287

	Number of Shares	Value
Apparel — 0.6%
Skechers U.S.A., Inc. Class A (a)	13,502	$719,792
Vince Holding Corp. (a)	25,277	764,882

		1,484,674

Automotive & Parts — 1.0%
Dana Holding Corp.	27,960	535,993
Gentherm, Inc. (a)	12,959	547,259
Tenneco, Inc. (a)	30,061	1,572,491

		2,655,743

Distribution & Wholesale — 1.4%
HD Supply Holdings, Inc. (a)	42,469	1,157,705
MRC Global, Inc. (a)	20,010	466,633
Watsco, Inc.	12,200	1,051,396
WESCO International, Inc. (a)	12,325	964,555

		3,640,289

Entertainment — 1.0%
Churchill Downs, Inc.	15,820	1,542,450
DreamWorks Animation SKG, Inc. Class A (a) (b)	37,460	1,021,534

		2,563,984

Home Builders — 0.9%
Standard Pacific Corp. (a)	242,329	1,815,044
Taylor Morrison Home Corp. Class A (a)	23,190	376,142

		2,191,186

Home Furnishing — 0.3%
Harman International Industries, Inc.	8,900	872,556

Housewares — 0.7%
The Toro Co.	30,600	1,812,438

Leisure Time — 0.4%
Diamond Resorts International, Inc. (a)	41,101	935,459

Retail — 7.3%
Bloomin’ Brands, Inc. (a)	36,304	665,815
Bravo Brio Restaurant Group, Inc. (a)	60,805	788,641
Buffalo Wild Wings, Inc. (a)	6,262	840,799
The Cheesecake Factory, Inc.	26,505	1,205,977
Denny’s Corp. (a)	145,300	1,021,459
Five Below, Inc. (a) (b)	45,100	1,786,411
Haverty Furniture Cos., Inc.	36,100	786,619
HSN, Inc.	32,668	2,004,835
Kate Spade & Co. (a)	9,908	259,887
Krispy Kreme Doughnuts, Inc. (a)	109,300	1,875,588
Panera Bread Co. Class A (a)	23,435	3,813,343
Red Robin Gourmet Burgers, Inc. (a)	13,260	754,494
Rush Enterprises, Inc. Class A (a)	27,400	916,530
Tuesday Morning Corp. (a) (b)	37,074	719,421
Zumiez, Inc. (a)	42,200	1,185,820

		18,625,639

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.4%
Tumi Holdings, Inc. (a)	56,155	$1,142,754

		37,506,009

Consumer, Non-cyclical — 22.1%
Biotechnology — 1.9%
BioCryst Pharmaceuticals, Inc. (a)	34,004	332,559
Charles River Laboratories International, Inc. (a)	22,765	1,359,981
Foundation Medicine, Inc. (a) (b)	30,400	576,384
Ironwood Pharmaceuticals, Inc. (a)	27,670	358,465
KYTHERA Biopharmaceuticals, Inc. (a) (b)	21,200	694,512
NPS Pharmaceuticals, Inc. (a)	18,884	490,984
PTC Therapeutics, Inc. (a) (b)	11,468	504,707
Seattle Genetics, Inc. (a) (b)	16,235	603,617

		4,921,209

Commercial Services — 6.5%
Convergys Corp.	45,925	818,384
CoStar Group, Inc. (a)	4,923	765,723
EVERTEC, Inc.	42,600	951,684
ExamWorks Group, Inc. (a)	76,620	2,509,305
Healthcare Services Group, Inc.	40,200	1,150,122
Heartland Payment Systems, Inc.	23,106	1,102,618
Huron Consulting Group, Inc. (a)	7,490	456,665
MAXIMUS, Inc.	13,191	529,355
Team Health Holdings, Inc. (a)	11,272	653,663
TrueBlue, Inc. (a)	75,058	1,895,965
WEX, Inc. (a)	16,806	1,854,038
WNS Holdings Ltd. Sponsored ADR (India) (a)	43,215	972,770
Xoom Corp. (a)	141,683	3,109,942

		16,770,234

Foods — 1.5%
Greencore Group PLC	264,836	1,005,001
SunOpta, Inc. (a)	53,500	645,745
The Hain Celestial Group, Inc. (a)	21,200	2,169,820

		3,820,566

Health Care – Products — 6.3%
ABIOMED, Inc. (a) (b)	40,985	1,017,658
AtriCure, Inc. (a)	53,160	782,515
Cepheid, Inc. (a)	12,500	550,375
Cyberonics, Inc. (a)	48,200	2,465,912
Dexcom, Inc. (a)	102,061	4,081,419
Globus Medical, Inc. Class A (a)	40,335	793,390
HeartWare International, Inc. (a)	12,083	938,003
Insulet Corp. (a)	52,355	1,929,282
Intersect ENT, Inc. (a)	11,811	183,071
LDR Holding Corp. (a)	27,700	862,301
MiMedx Group, Inc. (a) (b)	76,825	547,762
Quidel Corp. (a)	42,100	1,131,227

	Number of Shares	Value
Spectranetics Corp. (a)	37,000	$983,090

		16,266,005

Health Care – Services — 3.3%
Acadia Healthcare Co., Inc. (a)	62,169	3,015,196
Covance, Inc. (a)	11,054	869,950
Envision Healthcare Holdings, Inc. (a)	28,376	984,080
Kindred Healthcare, Inc.	64,570	1,252,658
LifePoint Hospitals, Inc. (a)	12,150	840,658
Molina Healthcare, Inc. (a)	10,945	462,974
WellCare Health Plans, Inc. (a)	14,840	895,446

		8,320,962

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	7,921	717,088

Pharmaceuticals — 2.0%
Aerie Pharmaceuticals, Inc. (a)	11,589	239,776
Alnylam Pharmaceuticals, Inc. (a)	7,666	598,714
Anacor Pharmaceuticals, Inc. (a) (b)	22,127	541,448
Cubist Pharmaceuticals, Inc. (a)	11,188	742,212
Hyperion Therapeutics, Inc. (a)	32,708	824,896
The Medicines Co. (a)	15,373	343,125
Portola Pharmaceuticals, Inc. (a)	23,910	604,445
Salix Pharmaceuticals Ltd. (a)	5,141	803,230
TESARO, Inc. (a)	18,965	510,538

		5,208,384

Textiles — 0.3%
Samsonite International SA	240,170	771,496

		56,795,944

Diversified — 0.1%
Holding Company – Diversified — 0.1%
WL Ross Holding Corp. (a)	24,100	258,111

Energy — 5.1%
Energy – Alternate Sources — 1.0%
First Solar, Inc. (a)	14,160	931,870
Headwaters, Inc. (a)	58,782	737,126
Pattern Energy Group, Inc.	33,890	1,047,879

		2,716,875

Oil & Gas — 2.8%
Athlon Energy, Inc. (a)	15,714	915,026
Delek US Holdings, Inc.	35,840	1,187,021
Diamondback Energy, Inc. (a)	27,447	2,052,487
Laredo Petroleum, Inc. (a)	4,982	111,646
RSP Permian, Inc. (a)	73,122	1,868,998
Western Refining, Inc.	24,305	1,020,567

		7,155,745

Oil & Gas Services — 1.3%
Dril-Quip, Inc. (a)	18,500	1,653,900
Helix Energy Solutions Group, Inc. (a)	46,300	1,021,378

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hornbeck Offshore Services, Inc. (a)	18,400	$602,232

		3,277,510

		13,150,130

Financial — 12.6%
Banks — 2.9%
Associated Banc-Corp.	57,895	1,008,531
BancFirst Corp.	16,600	1,038,496
Columbia Banking System, Inc.	19,170	475,608
First Horizon National Corp.	79,400	975,032
International Bancshares Corp.	44,080	1,087,233
PacWest Bancorp	44,414	1,831,189
Texas Capital Bancshares, Inc. (a)	19,200	1,107,456

		7,523,545

Diversified Financial — 3.9%
Financial Engines, Inc. (b)	58,601	2,005,033
Investment Technology Group, Inc. (a)	56,930	897,217
Portfolio Recovery Associates, Inc. (a)	64,000	3,342,720
Virtus Investment Partners, Inc.	4,066	706,264
WageWorks, Inc. (a)	43,332	1,972,906
WisdomTree Investments, Inc. (a) (b)	93,226	1,060,912

		9,985,052

Insurance — 1.9%
Argo Group International Holdings Ltd.	25,775	1,296,740
Assured Guaranty Ltd.	22,119	490,157
eHealth, Inc. (a)	39,720	958,444
MGIC Investment Corp. (a)	56,300	439,703
OneBeacon Insurance Group Ltd. Class A	43,200	665,712
Primerica, Inc.	20,820	1,003,940

		4,854,696

Investment Companies — 0.3%
Solar Capital Ltd.	38,415	717,592

Real Estate — 1.4%
Alexander & Baldwin, Inc.	27,610	993,132
HFF, Inc.	62,667	1,814,209
Kennedy-Wilson Holdings, Inc.	38,482	922,029

		3,729,370

Real Estate Investment Trusts (REITS) — 2.2%
Douglas Emmett, Inc.	50,275	1,290,559
First Industrial Realty Trust, Inc.	67,680	1,144,469
MFA Financial, Inc.	118,265	920,102
Pebblebrook Hotel Trust	36,906	1,378,070
Redwood Trust, Inc.	50,875	843,508

		5,576,708

		32,386,963

	Number of Shares	Value
Industrial — 17.9%
Aerospace & Defense — 2.6%
Astronics Corp. (a)	11,313	$539,385
Esterline Technologies Corp. (a)	7,085	788,348
Moog, Inc. Class A (a)	20,595	1,408,698
Orbital Sciences Corp. (a)	76,157	2,117,164
Teledyne Technologies, Inc. (a)	19,790	1,860,458

		6,714,053

Building Materials — 2.0%
Armstrong World Industries, Inc. (a)	56,400	3,158,400
Boise Cascade Co. (a)	29,400	886,116
Lennox International, Inc.	5,525	424,707
NCI Building Systems, Inc. (a)	34,000	659,600

		5,128,823

Electrical Components & Equipment — 1.1%
Capstone Turbine Corp. (a) (b)	244,900	262,043
Generac Holdings, Inc. (a) (b)	19,181	777,598
SunPower Corp. (a) (b)	50,268	1,703,080

		2,742,721

Electronics — 2.5%
FEI Co.	25,100	1,893,042
Imax Corp. (a) (b)	62,762	1,723,444
Rogers Corp. (a)	16,775	918,599
Watts Water Technologies, Inc. Class A	31,907	1,858,583

		6,393,668

Engineering & Construction — 0.4%
AECOM Technology Corp. (a)	34,334	1,158,772

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	12,518	674,971

Machinery – Diversified — 3.4%
Altra Industrial Motion Corp.	34,915	1,018,121
Applied Industrial Technologies, Inc.	21,469	980,060
Cognex Corp. (a)	66,235	2,667,284
Graco, Inc.	9,800	715,204
The Middleby Corp. (a)	21,700	1,912,421
Tennant Co.	22,100	1,482,689

		8,775,779

Manufacturing — 1.8%
Acuity Brands, Inc.	21,428	2,522,290
Hexcel Corp. (a)	41,400	1,643,579
John Bean Technologies Corp.	17,985	505,918

		4,671,787

Metal Fabricate & Hardware — 1.0%
RBC Bearings, Inc.	45,400	2,574,180

Packaging & Containers — 0.8%
Graphic Packaging Holding Co. (a)	162,395	2,018,570

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.7%
Landstar System, Inc.	17,853	$1,288,808
Old Dominion Freight Line, Inc. (a)	12,445	879,115
Swift Transportation Co. (a)	77,177	1,619,173
UTI Worldwide, Inc. (a)	65,700	698,391

		4,485,487

Trucking & Leasing — 0.3%
GATX Corp.	12,100	706,277

		46,045,088

Technology — 13.2%
Computers — 2.1%
Cadence Design Systems, Inc. (a)	60,000	1,032,600
FleetMatics Group PLC (a) (b)	20,434	623,237
Nimble Storage, Inc. (a) (b)	17,686	459,306
Virtusa Corp. (a)	92,786	3,299,470

		5,414,613

Semiconductors — 2.5%
Freescale Semiconductor Ltd. (a) (b)	25,765	503,190
Lattice Semiconductor Corp. (a)	43,991	329,933
Microsemi Corp. (a)	40,835	1,037,617
Monolithic Power Systems, Inc.	10,760	473,978
Nanometrics, Inc. (a)	27,645	417,439
ON Semiconductor Corp. (a)	111,505	996,855
Power Integrations, Inc.	12,988	700,183
Silicon Laboratories, Inc. (a)	28,320	1,150,925
SunEdison, Inc. (a)	32,220	608,314

		6,218,434

Software — 8.6%
Allscripts Healthcare Solutions, Inc. (a)	62,700	841,121
Amber Road, Inc. (a)	24,300	421,362
BroadSoft, Inc. (a)	14,051	295,633
Cornerstone OnDemand, Inc. (a)	32,400	1,114,884
Demandware, Inc. (a)	24,784	1,262,000
Envestnet, Inc. (a)	22,714	1,022,130
Guidewire Software, Inc. (a)	35,000	1,551,900
Imperva, Inc. (a)	27,100	778,583
Medidata Solutions, Inc. (a)	28,500	1,262,265
Monotype Imaging Holdings, Inc.	31,200	883,584
PTC, Inc. (a)	31,455	1,160,689
Telogis (c)	80,369	56,258
TiVo, Inc. (a)	87,040	1,113,677
Tyler Technologies, Inc. (a)	39,801	3,518,408
The Ultimate Software Group, Inc. (a)	15,500	2,193,405
Veeva Systems, Inc. Class A (a) (b)	82,682	2,329,152
Verint Systems, Inc. (a)	41,698	2,318,826

		22,123,877

		33,756,924

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.2%
NRG Yield, Inc. Class A	11,980	$563,659

Gas — 0.4%
Southwest Gas Corp.	17,280	839,461

		1,403,120

TOTAL COMMON STOCK (Cost $211,549,634)		239,728,152

PREFERRED STOCK — 1.7%
Communications — 0.1%
Internet — 0.1%
Veracode, Inc. (a) (c)	10,688	197,364

Consumer, Cyclical — 1.2%
Automotive & Parts — 1.2%
Mobileye NV (a) (c)	58,290	2,967,573

Technology — 0.4%
Software — 0.4%
Cloudera, Inc. Series F (a) (c)	12,068	261,634
Docusign, Inc. Series B (a) (c)	456	7,105
Docusign, Inc. Series B 1 (a) (c)	136	2,119
Docusign, Inc. Series D (a) (c)	327	5,095
Docusign, Inc. Series E (a) (c)	8,460	131,807
NUTANIX, Inc. Series E (a) (c)	14,135	189,360
Telogis (a) (c)	109,450	461,879

		1,058,999

TOTAL PREFERRED STOCK (Cost $1,333,388)		4,223,936

TOTAL EQUITIES (Cost $212,883,022)		243,952,088

MUTUAL FUNDS — 8.9%
Diversified Financial — 8.9%
iShares Russell 2000 Index Fund (b)	15,686	1,715,264
State Street Navigator Securities Lending Prime Portfolio (d)	21,195,270	21,195,270

		22,910,534

TOTAL MUTUAL FUNDS (Cost $22,946,237)		22,910,534

TOTAL LONG-TERM INVESTMENTS (Cost $235,829,259)		266,862,622

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (e)	$6,681,331	$6,681,331

TOTAL SHORT-TERM INVESTMENTS (Cost $6,681,331)		6,681,331

TOTAL INVESTMENTS — 106.6% (Cost $242,510,590) (f)		273,543,953

Other Assets/(Liabilities) — (6.6)%		(16,977,636)

NET ASSETS — 100.0%		$256,566,317

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $20,639,551 or 8.04% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $4,505,364 or 1.76% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $6,681,333. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/15/40 –2/15/41, and an aggregate market value, including accrued interest, of $6,821,946.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 8.1%
Chemicals — 2.4%
American Vanguard Corp. (a)	24,900	$278,879
Innospec, Inc.	31,900	1,145,210
Minerals Technologies, Inc.	15,300	944,163

		2,368,252

Forest Products & Paper — 3.0%
Clearwater Paper Corp. (b)	16,200	973,782
Deltic Timber Corp.	11,300	704,216
Potlatch Corp.	22,300	896,683
Wausau Paper Corp.	48,500	384,605

		2,959,286

Iron & Steel — 1.0%
Carpenter Technology Corp.	15,400	695,310
Schnitzer Steel Industries, Inc. Class A	12,500	300,625

		995,935

Mining — 1.7%
Luxfer Holdings PLC	14,100	243,366
Royal Gold, Inc.	7,400	480,556
Sandstorm Gold Ltd. (a) (b)	107,800	463,540
Stillwater Mining Co. (b)	31,100	467,433

		1,654,895

		7,978,368

Communications — 2.8%
Internet — 1.3%
New Media Investment Group, Inc.	15,700	261,091
Safeguard Scientifics, Inc. (b)	54,600	1,004,640

		1,265,731

Media — 0.4%
Saga Communications, Inc. Class A	12,700	426,466

Telecommunications — 1.1%
Ixia (b)	47,400	433,236
Premiere Global Services, Inc. (b)	24,440	292,547
Sonus Networks, Inc. (b)	91,300	312,246

		1,038,029

		2,730,226

Consumer, Cyclical — 12.5%
Airlines — 1.6%
Alaska Air Group, Inc.	35,600	1,550,024

Apparel — 0.2%
Crocs, Inc. (b)	17,600	221,408

Automotive & Parts — 0.5%
Modine Manufacturing Co. (b)	39,300	466,491

	Number of Shares	Value
Distribution & Wholesale — 2.3%
Beacon Roofing Supply, Inc. (b)	44,100	$1,123,668
Pool Corp.	20,200	1,089,184

		2,212,852

Entertainment — 0.5%
Ascent Media Corp. Series A (b)	8,700	523,740

Home Builders — 1.8%
M/I Homes, Inc. (b)	14,600	289,372
Meritage Home Corp. (b)	22,400	795,200
Winnebago Industries, Inc. (b)	31,300	681,401

		1,765,973

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (a)	16,500	376,200

Leisure Time — 0.5%
Brunswick Corp.	12,300	518,322

Lodging — 0.5%
Belmond Ltd. Class A (b)	39,900	465,234

Retail — 2.9%
Fred’s, Inc. Class A	23,300	326,200
Haverty Furniture Cos., Inc.	27,600	601,404
Kate Spade & Co. (b)	10,400	272,792
MarineMax, Inc. (b)	6,700	112,895
Pier 1 Imports, Inc.	44,600	530,294
Red Robin Gourmet Burgers, Inc. (b)	5,000	284,500
Sportsman’s Warehouse Holdings, Inc. (a) (b)	29,800	200,703
Stein Mart, Inc.	45,900	530,145

		2,858,933

Textiles — 1.3%
Culp, Inc.	19,100	346,665
G&K Services, Inc. Class A	16,700	924,846

		1,271,511

		12,230,688

Consumer, Non-cyclical — 10.2%
Agriculture — 0.1%
Alliance One International, Inc. (b)	51,900	102,243

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (b)	23,400	265,356

Commercial Services — 5.6%
Aaron’s, Inc.	60,300	1,466,496
American Public Education, Inc. (b)	10,900	294,191
Electro Rent Corp.	39,000	537,030
FTI Consulting, Inc. (b)	13,600	475,456
Hillenbrand, Inc.	3,230	99,775
Landauer, Inc.	6,400	211,264
McGrath RentCorp	33,900	1,159,380
Navigant Consulting, Inc. (b)	36,200	503,542

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
On Assignment, Inc. (b)	27,300	$733,005

		5,480,139

Foods — 0.8%
Pinnacle Foods, Inc.	8,100	264,465
SpartanNash Co.	26,900	523,205

		787,670

Health Care – Products — 1.9%
Atrion Corp.	200	61,002
Quidel Corp. (b)	19,300	518,591
West Pharmaceutical Services, Inc.	29,700	1,329,372

		1,908,965

Health Care – Services — 1.1%
National Healthcare Corp.	12,300	682,773
Triple-S Management Corp. Class B (b)	17,300	344,270

		1,027,043

Household Products — 0.4%
CSS Industries, Inc.	16,300	395,275

		9,966,691

Energy — 5.1%
Coal — 0.4%
Cloud Peak Energy, Inc. (b)	32,900	415,198

Oil & Gas — 3.2%
Atwood Oceanics, Inc. (b)	9,300	406,317
Bonanza Creek Energy, Inc. (b)	1,800	102,420
Energy XXI (Bermuda) Ltd. (a)	8,586	97,451
Hercules Offshore, Inc. (a) (b)	29,400	64,680
Magnum Hunter Resources Corp. (a) (b)	33,000	183,810
Matador Resources Co. (b)	20,000	517,000
Northern Oil and Gas, Inc. (a) (b)	37,400	531,828
Oasis Petroleum, Inc. (b)	19,600	819,476
PDC Energy, Inc. (b)	8,300	417,407

		3,140,389

Oil & Gas Services — 1.5%
C&J Energy Services, Inc. (b)	8,600	262,730
CARBO Ceramics, Inc. (a)	5,500	325,765
Tesco Corp.	22,000	436,700
TETRA Technologies, Inc. (b)	39,200	424,144

		1,449,339

		5,004,926

Financial — 21.9%
Banks — 9.4%
BBCN Bancorp, Inc.	28,300	412,897
Columbia Banking System, Inc.	24,400	605,364
East West Bancorp, Inc.	48,026	1,632,884
Glacier Bancorp, Inc.	37,700	974,922
Home Bancshares, Inc.	55,100	1,620,491
Sandy Spring Bancorp, Inc.	27,000	618,030

	Number of Shares	Value
Signature Bank (b)	7,200	$806,832
SVB Financial Group (b)	13,100	1,468,379
Wintrust Financial Corp.	23,400	1,045,278

		9,185,077

Diversified Financial — 0.9%
Janus Capital Group, Inc. (a)	17,900	260,266
JMP Group, Inc.	20,000	125,400
Piper Jaffray Cos., Inc. (b)	9,200	480,608

		866,274

Insurance — 4.2%
Assured Guaranty Ltd.	17,082	378,537
Employers Holdings, Inc.	27,300	525,525
Enstar Group Ltd. (b)	800	109,056
Meadowbrook Insurance Group, Inc.	58,000	339,300
National Interstate Corp.	19,700	549,630
ProAssurance Corp.	40,100	1,767,207
Radian Group, Inc.	30,900	440,634
Safety Insurance Group, Inc.	100	5,391

		4,115,280

Real Estate — 0.5%
Forestar Real Esate Group, Inc. (b)	6,000	106,320
Terreno Realty Corp.	21,500	404,845

		511,165

Real Estate Investment Trusts (REITS) — 6.9%
Acadia Realty Trust	30,600	843,948
Associated Estates Realty Corp.	10,100	176,851
Catchmark Timber Trust, Inc. Class A	5,810	63,678
CBL & Associates Properties, Inc.	37,700	674,830
Cedar Realty Trust, Inc.	58,600	345,740
First Potomac Realty Trust	45,400	533,450
Kilroy Realty Corp.	13,900	826,216
LaSalle Hotel Properties	25,450	871,408
Pebblebrook Hotel Trust	26,900	1,004,446
PS Business Parks, Inc.	3,800	289,332
Saul Centers, Inc.	14,900	696,426
Washington Real Estate Investment Trust	19,600	497,448

		6,823,773

		21,501,569

Industrial — 28.0%
Aerospace & Defense — 1.0%
Kaman Corp.	17,200	675,960
Kratos Defense & Security Solutions, Inc. (b)	42,800	280,768

		956,728

Building Materials — 2.9%
Comfort Systems USA, Inc.	29,400	398,370
Drew Industries, Inc.	24,900	1,050,531

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gibraltar Industries, Inc. (b)	33,900	$464,091
Quanex Building Products Corp.	18,500	334,665
Universal Forest Products, Inc.	13,900	593,669

		2,841,326

Electrical Components & Equipment — 2.8%
Advanced Energy Industries, Inc. (b)	31,400	590,006
Belden, Inc.	16,900	1,081,938
Littelfuse, Inc.	13,000	1,107,340

		2,779,284

Electronics — 2.9%
Analogic Corp.	6,700	428,532
Badger Meter, Inc.	1,000	50,450
Electro Scientific Industries, Inc.	36,000	244,440
Fabrinet (b)	27,900	407,340
Methode Electronics, Inc.	14,600	538,302
Newport Corp. (b)	17,900	317,188
Woodward, Inc.	17,130	815,731

		2,801,983

Engineering & Construction — 0.6%
Aegion Corp. (b)	27,900	620,775

Environmental Controls — 1.5%
MSA Safety, Inc.	16,400	810,160
US Ecology, Inc.	15,200	710,752

		1,520,912

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	16,200	562,788

Machinery – Construction & Mining — 0.5%
Astec Industries, Inc.	13,600	495,992

Machinery – Diversified — 1.7%
Cognex Corp. (b)	13,900	559,753
Nordson Corp.	15,200	1,156,264

		1,716,017

Manufacturing — 3.7%
AptarGroup, Inc.	21,300	1,292,910
ESCO Technologies, Inc.	21,600	751,248
Matthews International Corp. Class A	21,400	939,246
Myers Industries, Inc.	35,800	631,512

		3,614,916

Metal Fabricate & Hardware — 1.5%
Circor International, Inc.	11,800	794,494
RBC Bearings, Inc.	5,100	289,170
Sun Hydraulics Corp.	10,900	409,731

		1,493,395

Transportation — 8.3%
GasLog Ltd.	30,700	675,707
Genesee & Wyoming, Inc. Class A (b)	19,250	1,834,717
Hub Group, Inc. Class A (b)	15,400	624,162
Kirby Corp. (b)	15,250	1,797,213

	Number of Shares	Value
Landstar System, Inc.	32,400	$2,338,956
Teekay Tankers Ltd. Class A (a)	67,400	251,402
Universal Truckload Services, Inc.	17,700	429,225
UTI Worldwide, Inc. (b)	14,300	152,009

		8,103,391

		27,507,507

Technology — 4.1%
Semiconductors — 2.2%
Brooks Automation, Inc.	28,600	300,586
Cabot Microelectronics Corp. (b)	19,200	795,840
Entegris, Inc. (b)	39,000	448,500
Teradyne, Inc.	34,400	667,016

		2,211,942

Software — 1.9%
Progress Software Corp. (b)	31,000	741,210
SYNNEX Corp. (b)	17,400	1,124,562

		1,865,772

		4,077,714

Utilities — 4.4%
Electric — 3.2%
Black Hills Corp.	10,000	478,800
Cleco Corp.	21,050	1,013,557
El Paso Electric Co.	19,200	701,760
NorthWestern Corp.	12,900	585,144
Pike Corp. (b)	27,200	323,408

		3,102,669

Gas — 1.2%
PNM Resources, Inc.	18,700	465,817
Southwest Gas Corp.	14,600	709,268

		1,175,085

		4,277,754

TOTAL COMMON STOCK (Cost $69,364,805)		95,275,443

TOTAL EQUITIES (Cost $69,364,805)		95,275,443

MUTUAL FUNDS — 4.1%
Diversified Financial — 4.1%
iShares Russell 2000 Value Index Fund (a)	6,100	570,716
State Street Navigator Securities Lending Prime Portfolio (c)	3,450,759	3,450,759

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Reserve Investment Fund	1,001	$1,001

		4,022,476

TOTAL MUTUAL FUNDS (Cost $3,954,837)		4,022,476

TOTAL LONG-TERM INVESTMENTS (Cost $73,319,642)		99,297,919

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$2,335,088	2,335,088

TOTAL SHORT-TERM INVESTMENTS (Cost $2,335,088)		2,335,088

TOTAL INVESTMENTS — 103.6% (Cost $75,654,730) (e)		101,633,007

Other Assets/(Liabilities) — (3.6)%		(3,508,379)

NET ASSETS — 100.0%		$98,124,628

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $3,336,487 or 3.40% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,335,089. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $2,385,357.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 2.9%
Chemicals — 1.6%
A. Schulman, Inc.	44,410	$1,605,866
Huntsman Corp.	93,840	2,438,901

		4,044,767

Iron & Steel — 1.3%
Steel Dynamics, Inc.	138,739	3,136,889

		7,181,656

Communications — 4.5%
Internet — 1.0%
CDW Corp.	79,340	2,463,507

Telecommunications — 3.5%
Amdocs Ltd.	62,698	2,876,584
Anixter International, Inc.	20,460	1,735,826
Finisar Corp. (a)	80,560	1,339,713
Harris Corp.	40,280	2,674,592

		8,626,715

		11,090,222

Consumer, Cyclical — 16.4%
Apparel — 0.6%
Crocs, Inc. (a)	111,530	1,403,047

Automotive & Parts — 4.7%
Dana Holding Corp.	126,043	2,416,244
Lear Corp.	33,326	2,879,700
Tenneco, Inc. (a)	60,961	3,188,870
TRW Automotive Holdings Corp. (a)	30,154	3,053,092

		11,537,906

Distribution & Wholesale — 1.0%
WESCO International, Inc. (a)	32,170	2,517,624

Home Builders — 2.8%
Meritage Home Corp. (a)	75,264	2,671,872
PulteGroup, Inc.	127,760	2,256,242
Thor Industries, Inc.	36,640	1,886,960

		6,815,074

Retail — 7.3%
Bloomin’ Brands, Inc. (a)	171,840	3,151,546
Brown Shoe Co., Inc.	70,670	1,917,277
The Children’s Place Retail Store, Inc.	55,674	2,653,423
DineEquity, Inc.	24,760	2,020,168
GameStop Corp. Class A	64,223	2,645,988
Insight Enterprises, Inc. (a)	84,110	1,903,409
Office Depot, Inc. (a)	699,307	3,594,438

		17,886,249

		40,159,900

	Number of Shares	Value
Consumer, Non-cyclical — 9.5%
Commercial Services — 2.7%
Booz Allen Hamilton Holding Corp.	130,060	$3,043,404
Convergys Corp.	76,116	1,356,387
Genpact Ltd. (a)	137,567	2,245,094

		6,644,885

Foods — 1.2%
Dean Foods Co.	225,634	2,989,650

Health Care – Services — 3.5%
Health Net, Inc. (a)	44,762	2,063,976
LifePoint Hospitals, Inc. (a)	47,330	3,274,763
Molina Healthcare, Inc. (a)	34,910	1,476,693
WellCare Health Plans, Inc. (a)	30,460	1,837,956

		8,653,388

Household Products — 1.8%
Avery Dennison Corp.	50,545	2,256,834
Helen of Troy Ltd. (a)	38,670	2,030,949

		4,287,783

Pharmaceuticals — 0.3%
Theravance, Inc.	36,310	620,538

		23,196,244

Energy — 3.5%
Oil & Gas — 3.5%
Bill Barrett Corp. (a)	147,986	3,261,612
Rosetta Resources, Inc. (a)	66,640	2,969,478
SM Energy Co.	30,220	2,357,160

		8,588,250

Financial — 28.5%
Banks — 8.4%
Associated Banc-Corp.	126,687	2,206,888
Comerica, Inc.	67,125	3,346,852
Huntington Bancshares, Inc.	319,055	3,104,405
PacWest Bancorp	42,911	1,769,221
Popular, Inc. (a)	97,959	2,883,423
Susquehanna Bancshares, Inc.	239,048	2,390,480
Webster Financial Corp.	64,080	1,867,291
Zions Bancorp	101,875	2,960,488

		20,529,048

Diversified Financial — 2.0%
E*TRADE Financial Corp. (a)	108,184	2,443,877
SLM Corp.	289,111	2,474,790

		4,918,667

Insurance — 9.6%
American Financial Group, Inc.	61,640	3,568,340
Aspen Insurance Holdings Ltd.	84,060	3,595,246
Assurant, Inc.	36,090	2,320,587

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CNO Financial Group, Inc.	201,530	$3,417,949
Essent Group Ltd. (a)	47,086	1,008,111
PartnerRe Ltd.	32,160	3,534,062
Unum Group	80,607	2,771,269
Validus Holdings Ltd.	87,080	3,408,311

		23,623,875

Real Estate Investment Trusts (REITS) — 7.8%
Camden Property Trust	29,474	2,019,853
DDR Corp.	136,320	2,280,634
DiamondRock Hospitality Co.	220,688	2,798,324
LTC Properties, Inc.	76,060	2,805,853
Medical Properties Trust, Inc.	224,670	2,754,454
Mid-America Apartment Communities, Inc.	33,240	2,182,206
Parkway Properties, Inc.	151,666	2,848,288
STAG Industrial, Inc.	69,840	1,446,386

		19,135,998

Savings & Loans — 0.7%
First Niagara Financial Group, Inc.	216,888	1,806,677

		70,014,265

Industrial — 17.7%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc. Class A (a)	83,010	3,159,361

Electrical Components & Equipment — 0.6%
General Cable Corp.	97,051	1,463,529

Electronics — 6.0%
Arrow Electronics, Inc. (a)	60,913	3,371,534
Avnet, Inc.	79,070	3,281,405
Jabil Circuit, Inc.	162,687	3,281,397
TTM Technologies, Inc. (a)	216,007	1,471,008
Vishay Intertechnology, Inc.	237,336	3,391,531

		14,796,875

Engineering & Construction — 3.8%
AECOM Technology Corp. (a)	73,970	2,496,487
Granite Construction, Inc.	59,665	1,897,944
Tutor Perini Corp. (a)	82,227	2,170,793
URS Corp.	49,480	2,850,543

		9,415,767

Hand & Machine Tools — 0.9%
Kennametal, Inc.	50,040	2,067,152

Machinery – Construction & Mining — 0.8%
Terex Corp.	61,570	1,956,079

Manufacturing — 1.2%
ITT Corp.	66,610	2,993,453

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	143,160	1,779,479

	Number of Shares	Value
Transportation — 2.4%
Con-way, Inc.	52,020	$2,470,950
Ryder System, Inc.	36,980	3,327,091

		5,798,041

		43,429,736

Technology — 7.3%
Computers — 2.3%
Brocade Communications Systems, Inc.	216,120	2,349,224
NCR Corp. (a)	94,290	3,150,229

		5,499,453

Semiconductors — 3.6%
Advanced Micro Devices, Inc. (a)	360,550	1,229,476
Entegris, Inc. (a)	139,518	1,604,457
Lam Research Corp.	44,215	3,302,860
Teradyne, Inc.	138,840	2,692,108

		8,828,901

Software — 1.4%
Electronic Arts, Inc. (a)	96,930	3,451,677

		17,780,031

Utilities — 6.2%
Electric — 1.2%
Westar Energy, Inc.	85,330	2,911,460

Gas — 5.0%
Atmos Energy Corp.	54,171	2,583,957
PNM Resources, Inc.	112,833	2,810,670
Southwest Gas Corp.	66,820	3,246,115
UGI Corp.	109,065	3,718,026

		12,358,768

		15,270,228

TOTAL COMMON STOCK (Cost $216,099,619)		236,710,532

TOTAL EQUITIES (Cost $216,099,619)		236,710,532

TOTAL LONG-TERM INVESTMENTS (Cost $216,099,619)		236,710,532

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (b)	$3,161,841	3,161,841

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $3,161,841)	$3,161,841

TOTAL INVESTMENTS — 97.8% (Cost $219,261,460) (c)	239,872,373

Other Assets/(Liabilities) — 2.2%	5,404,720

NET ASSETS — 100.0%	$245,277,093

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,161,842. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,226,427.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2014. The Fundamental Growth Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2014, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$400,317,569	$7,567,909	*	$-	$407,885,478
Mutual Funds	1,001	-		-	1,001
Short-Term Investments	-	1,585,896		-	1,585,896

Total Investments	$400,318,570	$9,153,805		$-	$409,472,375

Equity Income Fund
Asset Investments
Common Stock	$475,224,591	$7,539,481	*	$-	$482,764,072
Mutual Funds	13,570,362	-		-	13,570,362
Short-Term Investments	-	32,959,315		-	32,959,315

Total Investments	$488,794,953	$40,498,796		$-	$529,293,749

Equity Index Fund
Asset Investments
Common Stock	$426,311,093	$-		$-	$426,311,093
Short-Term Investments	-	3,330,950		-	3,330,950

Total Investments	$426,311,093	$3,330,950		$-	$429,642,043

Liability Derivatives
Futures Contracts	$(38,102)	$-		$-	$(38,102)

Focused Equity Fund
Asset Investments
Common Stock	$140,477,020	$7,531,000		$-	$148,008,020
Short-Term Investments	-	9,738,336		-	9,738,336

Total Investments	$140,477,020	$17,269,336		$-	$157,746,356

Foreign Fund
Asset Investments
Common Stock	$42,550,421	$286,980,030	*	$-	$329,530,451
Mutual Funds	18,951,907	-		-	18,951,907
Short-Term Investments	-	10,849,190		-	10,849,190

Total Investments	$61,502,328	$297,829,220		$-	$359,331,548

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Fundamental Value Fund
Asset Investments
Common Stock	$209,147,148	$3,044,818	*	$-		$212,191,966
Short-Term Investments	-	4,225,612		-		4,225,612

Total Investments	$209,147,148	$7,270,430		$-		$216,417,578

Global Fund
Asset Investments
Common Stock	$130,190,116	$94,879,860	*	$-		$225,069,976
Mutual Funds	3,038,964	-		-		3,038,964
Short-Term Investments	-	2,434,144		-		2,434,144

Total Investments	$133,229,080	$97,314,004		$-		$230,543,084

Growth & Income Fund
Asset Investments
Common Stock	$130,664,841	$6,304,675	*	$-		$136,969,516
Preferred Stock	-	384,048		-		384,048
Short-Term Investments	-	719,214		-		719,214

Total Investments	$130,664,841	$7,407,937		$-		$138,072,778

Income & Growth Fund
Asset Investments
Common Stock	$234,758,202	$4,551,730	*	$-		$239,309,932
Short-Term Investments	-	2,877,709		-		2,877,709

Total Investments	$234,758,202	$7,429,439		$-		$242,187,641

International Equity Fund
Asset Investments
Common Stock	$4,549,482	$114,179,147	*	$-		$118,728,629
Mutual Funds	4,711,960	-		-		4,711,960

Total Investments	$9,261,442	$114,179,147		$-		$123,440,589

Asset Derivatives
Forward Contracts	$-	$818,259		$-		$818,259

Managed Volatility Fund
Asset Investments
Common Stock	$365,346,095	$-		$-		$365,346,095
Corporate Debt	-	-		-	+	-
Purchased Options	1,259,835	-		-		1,259,835
Short-Term Investments	-	8,464,303		-		8,464,303

Total Investments	$366,605,930	$8,464,303		$-		$375,070,233

Liability Derivatives
Written Options	$(3,855,784)	$-		$-		$(3,855,784)

Mid Cap Growth Fund
Asset Investments
Common Stock	$380,173,596	$-		$989,326		$381,162,922
Preferred Stock	-	-		1,333,473		1,333,473
Mutual Funds	16,397,079	-		-		16,397,079
Short-Term Investments	-	16,658,607		-		16,658,607

Total Investments	$396,570,675	$16,658,607		$2,322,799		$415,552,081

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$439,079,277	$13,544,180 *	$-	$452,623,457
Mutual Funds	16,600,010	-	-	16,600,010
Short-Term Investments	-	10,029,703	-	10,029,703

Total Investments	$455,679,287	$23,573,883	$-	$479,253,170

Asset Derivatives
Forward Contracts	$-	$311,622	$-	$311,622

Liability Derivatives
Forward Contracts	$-	$(1,810)	$-	$(1,810)

PIMCO Total Return Fund
Asset Investments
Preferred Stock	$1,170,840	$-	$-	$1,170,840
Bank Loans	-	2,175,795	-	2,175,795
Corporate Debt	-	141,869,147	3,980,016	145,849,163
Municipal Obligations	-	8,257,387	-	8,257,387
Non-U.S. Government Agency Obligations	-	57,564,082	1,240,431	58,804,513
Sovereign Debt Obligations	-	56,243,788	-	56,243,788
U.S. Government Agency Obligations and Instrumentalities	-	50,326,665	-	50,326,665
U.S. Treasury Obligations	-	41,406,460	-	41,406,460
Short-Term Investments	-	58,217,617	-	58,217,617

Total Investments	$1,170,840	$416,060,941	$5,220,447	$422,452,228

Asset Derivatives
Forward Contracts	$-	$6,090,771	$-	$6,090,771
Futures Contracts	2,012	-	-	2,012
Swap Agreements	-	1,663,541	-	1,663,541

Total	$2,012	$7,754,312	$-	$7,756,324

Liability Derivatives
Forward Contracts	$-	$(2,091,882)	$-	$(2,091,882)
Futures Contracts	(1,176,816)	-	-	(1,176,816)
Swap Agreements	-	(711,204)	-	(711,204)
Written Options	-	(136,939)	-	(136,939)

Total	$(1,176,816)	$(2,940,025)	$-	$(4,116,841)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$237,670,227	$1,776,497 *	$281,428	$239,728,152
Preferred Stock	-	-	4,223,936	4,223,936
Mutual Funds	22,910,534	-	-	22,910,534
Short-Term Investments	-	6,681,331	-	6,681,331

Total Investments	$260,580,761	$8,457,828	$4,505,364	$273,543,953

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
+	Represents security at $0 value as of September 30, 2014.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/13		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/14
Managed Volatility Fund
Corporate Debt	$-	**	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Fund
Common Stock	$81,541		$-	$(11)	$90,569	$1,555,896	$(738,669)	$-	$-	$989,326		$90,569
Preferred Stock	1,473,891		-	-	598,262	-	(738,680)	-	-	1,333,473		639,495

	$1,555,432		$-	$(11)	$688,831	$1,555,896	$(1,477,349)	$-	$-	$2,322,799		$730,064

PIMCO Total Return Fund
Corporate Debt†	$299,520		$-	$-	$(60,255)	$4,040,751	$(300,000)	$-	$-	$3,980,016		$(60,735)
Non-U.S. Government Agency Obligations†	-		-	2,252	5,689	1,457,675	(225,185)	-	-	1,240,431		5,689

	$299,520		$-	$2,252	$(54,566)	$5,498,426	$(525,185)	$-	$-	$5,220,447		$(55,046)

Small Cap Growth Equity Fund
Common Stock	$265,899		$-	$-	$15,529	$-	$-	$-	$-	$281,428		$15,529
Preferred Stock	694,301		-	-	2,844,033	685,602	-	-	-	4,223,936		2,844,033

	$960,200		$-	$-	$2,859,562	$685,602	$-	$-	$-	$4,505,364		$2,859,562

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2013.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of September 30, 2014.

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy at September 30, 2014. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The decision to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $281,428
Telogis	$56,258	Market Approach	EV/Multiple	2.97
			Discount for Lack of Marketability	10%

Dropbox, Inc.	225,170	Market Approach	EV/Multiple	19.00

Preferred stock — $4,223,936
Veracode, Inc.	197,364	Asset Valuation	Acquisition Cost	0

Mobileye NV	2,967,573	Market Approach	Discount for Lack of Marketability	5%

Docusign Inc. Series E	131,807	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Docusign Inc. Series D	5,095	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Docusign Inc. Series B	7,105	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Docusign Inc. Series B 1	2,119	Market Approach	EV/Multiple	7.51
			Discount for Lack of Marketability	10%

Telogis	461,879	Market Approach	EV/Multiple	2.97
			Discount for Lack of Marketability	10%

Cloudera, Inc. Series F	261,634	Market Approach	EV/Multiple	6.53
			Discount for Lack of Marketability	10%

NUTANIX, Inc. Series E	189,360	Asset Valuation	Acquisition Cost	0

	$4,505,364

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2014, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Interest Rate Swaps***
Hedging/Risk Management					A
Duration Management					A
Substitution for Direct Investment					A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment					A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Income					A
Substitution for Direct Investment					A

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A		A
Duration/Credit Quality Management					A
Income			A		A
Substitution for Direct Investment					M
Directional Investment					M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At September 30, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts	$-	$(38,102)	$-	$-	$(38,102)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	38	-	-	38
International Equity Fund
Asset Derivatives
Forward Contracts	$-	$-	$818,259	$-	$818,259

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$10,818,601	$-	$10,818,601

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Managed Volatility Fund
Asset Derivatives
Purchased Options	$-	$1,259,835	$-	$-	$1,259,835

Liability Derivatives
Written Options	$-	$(3,855,784)	$-	$-	$(3,855,784)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,844	-	-	1,844
Written Options	-	1,927	-	-	1,927

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$311,622	$-	$311,622

Liability Derivatives
Forward Contracts	$-	$-	$(1,810)	$-	$(1,810)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$24,979,536	$-	$24,979,536

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$6,090,771	$-	$6,090,771
Futures Contracts	-	-	-	2,012	2,012
Swap Agreements	325,111	-	-	1,338,430	1,663,541

Total Value	$325,111	$-	$6,090,771	$1,340,442	$7,756,324

Liability Derivatives
Forward Contracts	$-	$-	$(2,091,882)	$-	$(2,091,882)
Futures Contracts	-	-	-	(1,176,816)	(1,176,816)
Swap Agreements	(126,240)	-	-	(584,964)	(711,204)
Written Options	-	-	(2,669)	(134,270)	(136,939)

Total Value	$(126,240)	$-	$(2,094,551)	$(1,896,050)	$(4,116,841)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$309,138,953	$-	$309,138,953
Futures Contracts	-	-	-	2,089	2,089
Swap Agreements	$35,704,000	$-	$-	$301,900,000	$337,604,000
Written Options	-	-	1,100,000	30,200,000	31,300,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options and purchased options, at September 30, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2014, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate

Notes to Portfolio of Investments (Unaudited) (Continued)

determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	2,205,000	State Street Bank and Trust	06/17/15	$1,970,961	$75,355
CHF	6,150,000	State Street Bank and Trust	12/17/14	7,064,905	618,352
SEK	11,969,000	State Street Bank and Trust	03/18/15	1,782,735	124,552

				$10,818,601	$818,259

Mid Cap Value Fund
Contracts to Deliver
GBP	2,045,718	Credit Suisse International	10/31/14	$3,346,436	$30,855

CAD	14,131,273	JP Morgan Chase Bank	10/31/14	12,744,252	135,488

EUR	6,655,392	UBS AG	10/31/14	8,552,944	145,279

				$24,643,632	$311,622

Contracts to Buy
GBP	73,679	Credit Suisse International	10/31/14	$120,402	$(987)

EUR	169,937	UBS AG	10/31/14	215,502	(823)

				$335,904	$(1,810)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund
Contracts to Buy
EUR	1,353,000	Barclays Bank PLC	10/02/14	$1,752,371	$(43,464)
EUR	2,168,000	Barclays Bank PLC	06/15/15	2,905,480	(160,768)

				4,657,851	(204,232)

EUR	1,246,000	Credit Suisse International	10/02/14	1,644,309	(70,548)
EUR	2,174,000	Credit Suisse International	11/20/14	2,889,403	(142,609)

				4,533,712	(213,157)

EUR	1,249,000	Goldman Sachs Capital	10/02/14	1,627,971	(50,422)
EUR	1,962,000	Goldman Sachs Capital	06/15/15	2,629,531	(145,617)
MXN	21,376,000	Goldman Sachs Capital	12/18/14	1,600,000	(16,711)

				5,857,502	(212,750)

EUR	1,040,000	JP Morgan Chase Bank	10/02/14	1,350,326	(36,753)
EUR	1,247,000	JP Morgan Chase Bank	06/15/15	1,667,364	(88,648)
JPY	667,300,000	JP Morgan Chase Bank	10/02/14	6,130,455	(46,115)
MXN	12,981,700	JP Morgan Chase Bank	12/18/14	990,629	(29,094)
MXN	43,995,840	JP Morgan Chase Bank	02/05/15	3,291,451	(43,317)

				13,430,225	(243,927)

BRL	1,564,345	UBS AG	10/02/14	665,679	(26,584)
BRL	11,000,000	UBS AG	01/05/15	4,591,943	(210,692)
EUR	50,517,000	UBS AG	10/02/14	64,646,229	(840,708)
EUR	3,609,000	UBS AG	11/04/14	4,635,829	(76,507)
MXN	5,341,480	UBS AG	12/18/14	400,000	(4,364)

				74,939,680	(1,158,855)

				$103,418,970	$(2,032,921)

Contracts to Deliver
EUR	1,320,000	Barclays Bank PLC	06/15/15	$1,793,365	$122,230
EUR	1,649,000	Barclays Bank PLC	06/27/16	2,267,457	154,776
GBP	2,928,000	Barclays Bank PLC	12/11/14	4,709,527	(34,300)
MXN	2,155,000	Barclays Bank PLC	12/18/14	161,701	2,083

				8,932,050	244,789

EUR	4,057,000	Credit Suisse International	06/15/15	5,449,483	313,275
JPY	106,300,000	Credit Suisse International	10/02/14	996,529	27,301
JPY	521,600,000	Credit Suisse International	11/04/14	4,753,893	(3,031)
JPY	132,105,480	Credit Suisse International	08/07/15	1,300,000	90,760

				12,499,905	428,305

CAD	1,067,000	Goldman Sachs Capital	10/16/14	963,563	11,183
EUR	55,405,000	Goldman Sachs Capital	10/02/14	73,134,157	3,154,846
JPY	561,000,000	Goldman Sachs Capital	10/02/14	5,370,530	255,417
MXN	54,104,750	Goldman Sachs Capital	11/13/14	4,085,073	68,290
MXN	12,836,846	Goldman Sachs Capital	12/11/14	974,568	23,333
MXN	29,048,324	Goldman Sachs Capital	12/18/14	2,196,174	44,607
MXN	70,992,849	Goldman Sachs Capital	01/22/15	5,375,396	129,191

				92,099,461	3,686,867

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund (Continued)
Contracts to Deliver (Continued)
BRL	11,000,000	JP Morgan Chase Bank	01/05/15	$4,732,811	$351,560
EUR	4,285,000	JP Morgan Chase Bank	11/04/14	5,399,077	(14,250)
JPY	667,300,000	JP Morgan Chase Bank	11/04/14	6,131,919	46,231

				16,263,807	383,541

AUD	1,966,000	UBS AG	11/04/14	1,709,936	(7,380)
BRL	1,564,345	UBS AG	10/02/14	684,300	45,205
BRL	1,564,345	UBS AG	11/04/14	659,783	26,342
BRL	16,900,000	UBS AG	10/02/15	6,623,745	359,962
EUR	49,578,000	UBS AG	11/04/14	63,423,400	790,515
MXN	37,177,723	UBS AG	01/08/15	2,823,596	73,664

				75,924,760	1,288,308

				$205,719,983	$6,031,810

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
JPY	Japanese Yen
SEK	Swedish Krona

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at September 30, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/19/14	38	$3,734,450	$(38,102)

PIMCO Total Return Fund
Futures Contracts — Long
90 Day Eurodollar	12/14/15	729	$180,236,137	$(222,476)
90 Day Eurodollar	03/14/16	441	108,723,038	(147,440)
90 Day Eurodollar	06/13/16	12	2,950,050	(6,912)
90 Day Eurodollar	09/19/16	33	8,089,950	(2,336)
U.S. Treasury Long Bond	12/19/14	167	23,030,344	(272,562)
U.S. Treasury Note 10 Year	12/19/14	691	86,126,672	(522,657)

				$(1,174,383)

Futures Contracts — Short
Euro Bund	11/21/14	8	$(4,446)	$(2,433)
Euro Bund	11/21/14	8	(1,011)	2,012

				$(421)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference

Notes to Portfolio of Investments (Unaudited) (Continued)

entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at September 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps — Buy Protection
OTC Swaps
Barclays Bank PLC	USD	100,000	6/20/15	5.000%		Government of Venezuela (PIMCO Rating: CAA+)**	$(22,128)	$12,999	$(9,129)

Credit Default Swaps — Sell Protection***
OTC Swaps
Barclays Bank PLC	USD	1,504,000	6/20/15	5.000%		CDX.EM.13† (PIMCO Rating: BA+)**	(97,017)	122,570	25,553
Barclays Bank PLC	USD	1,100,000	9/20/15	1.000%		Russian Federation (PIMCO Rating: BAA+)**	3,119	(14,061)	(10,942)
Barclays Bank PLC	USD	400,000	12/20/15	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	4,006	(2,308)	1,698
Barclays Bank PLC	USD	1,500,000	3/20/16	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	11,424	(6,149)	5,275
Barclays Bank PLC	USD	400,000	3/20/16	(1.000%	)	United Mexican States (PIMCO Rating: A-)**	5,402	(1,930)	3,472
Barclays Bank PLC	USD	900,000	6/20/16	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	3,797	(1,303)	2,494
Barclays Bank PLC	USD	1,400,000	6/20/16	1.000%		General Electric Capital Corp. (PIMCO Rating: AA+)**	(3,795)	20,794	16,999
Barclays Bank PLC	USD	1,100,000	9/20/16	1.000%		Italian Government (PIMCO Rating: BAA)**	5,093	6,025	11,118
Barclays Bank PLC	USD	800,000	12/20/16	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	21,160	(20,149)	1,011
Barclays Bank PLC	USD	1,000,000	6/20/17	1.000%		Italian Government (PIMCO Rating: BAA)**	6,169	3,775	9,944
Barclays Bank PLC	USD	500,000	9/20/17	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	20,204	(18,206)	1,998
Barclays Bank PLC	USD	1,500,000	3/20/18	1.000%		United Mexican States (PIMCO Rating: A-)**	13,448	4,377	17,825
Barclays Bank PLC	USD	2,100,000	3/20/19	1.000%		MetLife, Inc. (PIMCO Rating: A-)**	14,479	23,412	37,891
Barclays Bank PLC	USD	2,200,000	3/20/19	1.000%		Prudential Financial, Inc. (PIMCO Rating: A)**	7,099	35,338	42,437
Barclays Bank PLC	USD	200,000	6/20/19	1.000%		Italian Government (PIMCO Rating: BAA)**	2,044	(1,360)	684
Barclays Bank PLC	USD	100,000	6/20/19	1.000%		Italian Government (PIMCO Rating: BAA)**	974	(632)	342
Barclays Bank PLC	USD	100,000	9/20/19	1.000%		Italian Government (PIMCO Rating: BAA)**	206	-	206

							17,812	150,193	168,005

Credit Suisse International	USD	800,000	6/20/16	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	3,381	(1,164)	2,217
Credit Suisse International	USD	200,000	9/20/17	1.000%		Republic of Indonesia (PIMCO Rating: BAA-)**	7,989	(7,190)	799

							11,370	(8,354)	3,016

Goldman Sachs International	USD	1,300,000	12/20/14	1.000%		MetLife, Inc. (PIMCO Rating: A-)**	34,656	(32,175)	2,481
Goldman Sachs International	USD	200,000	6/20/15	1.000%		United Kingdom Gilt (PIMCO Rating: AAA)**	(611)	2,014	1,403
Goldman Sachs International	USD	100,000	3/20/16	1.000%		General Electric Capital Corp. (PIMCO Rating: AA+)**	2,752	(1,685)	1,067
Goldman Sachs International	USD	300,000	9/20/16	1.000%		United Mexican States (PIMCO Rating: A-)**	4,409	(1,414)	2,995

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps — Sell Protection*** (Continued)
OTC Swaps (Continued)
Goldman Sachs Bank USA	USD	500,000	6/20/17	1.000%	Italian Government (PIMCO Rating: BAA)**	$2,124	$2,848	$4,972
Goldman Sachs International	USD	1,500,000	3/20/19	1.000%	American International Group (PIMCO Rating: A-)**	5,486	22,615	28,101
Goldman Sachs International	USD	1,300,000	3/20/19	1.000%	Colombia LA (PIMCO Rating: BAA)**	16,445	(11,882)	4,563
Goldman Sachs International	USD	2,000,000	9/20/19	1.000%	United Mexican States (PIMCO Rating: A-)**	(5,145)	14,645	9,500

						60,116	(5,034)	55,082

JP Morgan Chase Bank	USD	200,000	9/20/15	1.000%	Sberbank of Russia (PIMCO Rating: BAA+)**	(457)	(3,139)	(3,596)
JP Morgan Chase Bank	USD	200,000	6/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	5,232	(3,707)	1,525
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	811	(609)	202
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	422	576	998
JP Morgan Chase Bank	USD	1,300,000	3/20/19	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	6,546	20,882	27,428
JP Morgan Chase Bank	USD	3,000,000	3/20/19	1.000%	Mexico LA (PIMCO Rating: A-)**	6,153	15,303	21,456
JP Morgan Chase Bank	USD	2,800,000	12/20/19	1.000%	Federal Republic of Brazil (PIMCO Rating: BAA)**	(5,176)	(97,397)	(102,573)

						13,531	(68,091)	(54,560)

UBS AG	USD	100,000	9/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	2,341	(1,578)	763
UBS AG	USD	1,000,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	14,372	(4,388)	9,984
UBS AG	USD	300,000	6/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	10,887	(9,247)	1,640

						27,600	(15,213)	12,387

Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,500,000	6/20/19	1.000%	CDX.IG.22† (PIMCO Rating: BAA+)**	(767)	24,837	24,070

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	14,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	$(1,930)	$(7,326)	$(9,256)

Credit Suisse International	BRL	6,100,000	1/04/21	BRL CETIP Brazilian Interbank Deposit	Fixed 12.055%	(15,139)	10,183	(4,956)

Goldman Sachs Bank USA	MXN	2,000,000	1/18/19	MXN TIIE Mexican Banxico	Fixed 5.700%	3,482	(572)	2,910

JP Morgan Chase Bank	MXN	9,000,000	1/18/19	MXN TIIE Mexican Banxico	Fixed 5.700%	16,122	(3,028)	13,094
JP Morgan Chase Bank	MXN	2,000,000	6/05/23	MXN TIIE Mexican Banxico	Fixed 6.000%	2,408	(4,934)	(2,526)

						18,530	(7,962)	10,568

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (Continued)
Interest Rate Swaps (Continued)
OTC Swaps (Continued)
UBS AG	BRL	2,700,000	1/04/21	BRL CETIP Brazilian Interbank Deposit	Fixed 12.055%	$(1,489)	$(708)	$(2,197)
UBS AG	BRL	2,200,000	1/04/21	BRL CETIP Brazilian Interbank Deposit	Fixed 11.680%	(3,083)	(8,777)	(11,860)
UBS AG	MXN	13,000,000	7/07/21	MXN TIIE Mexican Banxico	Fixed 5.610%	1,353	(21,207)	(19,854)

						(3,219)	(30,692)	(33,911)

Centrally Cleared Swaps
	USD	9,300,000	6/15/17	3-Month USD-LIBOR-BBA	Fixed 1.750%	(25,642)	247	(25,395)
	MXN	9,000,000	9/13/17	MXN TIIE Mexican Banxico	Fixed 5.500%	(1,963)	18,966	17,003
	USD	74,500,000	9/21/17	3-Month USD-LIBOR-BBA	Fixed 3.000%	(45,385)	579,160	533,775
	USD	17,400,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(190,231)	(19,223)	(209,454)
	USD	1,800,000	6/19/24	3-Month USD-LIBOR-BBA	Fixed 4.000%	13,618	29,649	43,267
	USD	1,100,000	9/04/24	3-Month USD-LIBOR-BBA	Fixed 2.550%	21,668	(12,075)	9,593
	MXN	13,300,000	6/08/34	MXN TIIE Mexican Banxico	Fixed 7.020%	(14,143)	3,898	(10,245)
	MXN	62,000,000	6/19/34	MXN TIIE Mexican Banxico	Fixed 6.810%	(178,606)	10,632	(167,974)
	USD	8,400,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 3.000%	(138,206)	461,669	323,463
	USD	4,500,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	58,805	336,520	395,325
	USD	900,000	6/18/44	3-Month USD-LIBOR-BBA	Fixed 3.750%	1,790	(101,398)	(99,608)
	MXN	39,000,000	9/14/21	MXN TIIE Mexican Banxico	Fixed 5.840%	18,041	(36,695)	(18,654)
	MXN	9,700,000	9/22/21	MXN TIIE Mexican Banxico	Fixed 5.905%	(2,985)	-	(2,985)

						(483,239)	1,271,350	788,111

BRL	Brazilian Real
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Citigroup Global Markets, Inc. and Credit Suisse International amounted to $209,000 and $10,000 in cash, respectively, at September 30, 2014. Collateral for swap agreements received from Barclays Bank PLC, Credit Suisse International and Goldman Sachs Bank USA amounted to $240,000, $120,000, and $3,070,000 in cash, respectively, at September 30, 2014; and collateral for swap agreements held by Barclays Bank PLC, Credit Suisse International and Morgan Stanley & Co., amounted to $590,789, $394,298, and $760,997 in securities, respectively, at September 30, 2014.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a

Notes to Portfolio of Investments (Unaudited) (Continued)

credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying

Notes to Portfolio of Investments (Unaudited) (Continued)

security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

The Fund(s) listed in the following table had open written option contracts at September 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	83	9/30/14	S&P 500 Index Call, Strike 1,985.00	$82,793	$166
	213	10/3/14	S&P 500 Index Call, Strike 1,985.00	412,688	96,915
	178	10/10/14	S&P 500 Index Call, Strike 2,010.00	311,055	43,610
	213	10/18/14	S&P 500 Index Call, Strike 1,985.00	319,690	320,778
	219	10/18/14	S&P 500 Index Call, Strike 1,975.00	856,870	448,950
	178	10/18/14	S&P 500 Index Call, Strike 2,000.00	426,755	151,300
	432	10/18/14	S&P 500 Index Call, Strike 1,950.00	1,440,850	1,598,400
	205	11/22/14	S&P 500 Index Call, Strike 2,000.00	716,987	456,125
	206	11/22/14	S&P 500 Index Call, Strike 1,975.00	867,975	739,540

				$5,435,663	$3,855,784

PIMCO Total Return Fund
Barclays Bank PLC	400,000	11/10/14	USD Call JPY Put, Strike 97.00	$500	$1
Goldman Sachs & Co.	2,600,000	12/01/14	Interest Rate Swaption USD 5 Year Call, Strike 1.80	4,634	3,135
Goldman Sachs & Co.	2,600,000	12/01/14	Interest Rate Swaption USD 5 Year Put, Strike 2.10	13,000	11,171
Goldman Sachs Bank USA	4,000,000	1/20/15	Interest Rate Swaption EUR 10 Year Call, Strike 1.20	21,639	47,262
Goldman Sachs Bank USA	4,000,000	1/20/15	Interest Rate Swaption EUR 10 Year Put, Strike 1.60	42,196	7,763
JP Morgan Chase Bank	9,000,000	11/17/14	Interest Rate Swaption USD 10 Year Put, Strike 2.80	43,425	46,463
JP Morgan Chase Bank	4,000,000	11/17/14	Interest Rate Swaption USD 5 Year Call, Strike 1.70	7,600	1,432
JP Morgan Chase Bank	4,000,000	11/17/14	Interest Rate Swaption USD 5 Year Put, Strike 2.05	13,700	17,044
JP Morgan Chase Bank	300,000	10/31/14	BRL Call USD Put, Strike 2.58	2,895	2,666
UBS AG	400,000	11/10/14	USD Call JPY Put, Strike 98.00	840	2

				$150,429	$136,939

BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended September 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2013	1,240	$3,438,700
Options written	14,637	37,373,783
Options terminated in closing purchase transactions	(13,613)	(34,987,323)
Options expired	(337)	(389,497)

Options outstanding at September 30, 2014	1,927	$5,435,663

PIMCO Total Return Fund
Options outstanding at December 31, 2013	85,700,034	$287,308
Options written	92,400,022	609,603
Options terminated in closing purchase transactions	(21,500,000)	(112,125)
Options expired	(5,800,011)	(26,074)
Options exercised	(119,500,045)	(608,283)

Options outstanding at September 30, 2014	31,300,000	$150,429

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the

Notes to Portfolio of Investments (Unaudited) (Continued)

rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2014, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Treasury Rolls

Each Fund may enter into Treasury rolls with banks and broker-dealers to enhance return. In a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Treasury roll transactions generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended September 30, 2014, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$807,865
Weighted average interest rate	(0.11)%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At September 30, 2014, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$108,192,732	$9,526,570	$(1,389,410)	$8,137,160
American Funds Core Allocation Fund	500,308,751	136,748,386	-	136,748,386
American Funds Growth Fund	77,306,328	28,476,897	-	28,476,897
American Funds International Fund	40,018,568	9,401,267	-	9,401,267
Balanced Allocation Fund	549,673,130	37,407,284	(5,168,089)	32,239,195
Blue Chip Growth Fund	267,452,608	144,166,849	(2,147,082)	142,019,767
Conservative Allocation Fund	458,884,561	19,854,494	(5,645,248)	14,209,246
Equity Income Fund	371,516,070	168,372,431	(10,594,752)	157,777,679
Equity Index Fund	241,110,166	195,783,853	(7,251,976)	188,531,877
Focused Equity Fund	121,115,169	37,439,576	(808,389)	36,631,187
Foreign Fund	317,501,348	62,402,190	(20,571,990)	41,830,200
Fundamental Growth Fund	168,071,632	36,060,412	(1,904,718)	34,155,694
Fundamental Value Fund	154,403,965	62,813,274	(799,661)	62,013,613
Global Fund	176,805,033	56,068,115	(2,330,064)	53,738,051
Growth Allocation Fund	1,469,064,514	209,432,559	(11,523,145)	197,909,414
Growth & Income Fund	98,281,675	40,119,998	(328,895)	39,791,103
Income & Growth Fund	180,962,202	61,907,401	(681,962)	61,225,439
International Equity Fund	133,021,623	1,210,396	(10,791,430)	(9,581,034)
Large Cap Growth Fund	197,156,975	44,842,928	(2,804,646)	42,038,282
Managed Volatility Fund	319,662,148	58,741,997	(3,333,912)	55,408,085
Mid Cap Growth Fund	291,374,958	129,152,518	(4,975,395)	124,177,123
Mid Cap Value Fund	433,283,710	50,128,275	(4,158,815)	45,969,460
Moderate Allocation Fund	2,018,209,210	157,162,164	(18,567,569)	138,594,595
PIMCO Total Return Fund	424,322,506	7,369,872	(9,240,150)	(1,870,278)
Small Cap Growth Equity Fund	242,510,590	38,541,365	(7,508,002)	31,033,363
Small Company Value Fund	75,654,730	28,548,987	(2,570,710)	25,978,277
Small/Mid Cap Value Fund	219,261,460	30,008,414	(9,397,501)	20,610,913

4. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2014, was as follows:

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	641,611	137,379	208,623	570,367	$9,354,013	$-	$934,161	$1,605,338
MML Equity Income Fund, Initial Class	607,460	89,559	240,123	456,896	6,172,663	102,758	136,559	1,195,079
MML Focused Equity Fund, Class II	402,403	86,172	123,455	365,120	5,509,656	21,089	512,422	563,086
MML Foreign Fund, Initial Class	458,161	91,394	99,409	450,146	4,816,566	105,398	-	243,095
MML Fundamental Growth Fund, Class II	534,455	98,522	178,495	454,482	6,449,096	45,286	428,514	600,283
MML Fundamental Value Fund, Class II	450,107	83,511	144,801	388,817	6,022,778	91,304	262,762	606,441
MML Global Fund, Class I	351,662	213,810	70,025	495,447	6,044,459	50,939	100,686	429,332

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML High Yield Fund, Class II	64,519	12,012	70,840	5,691	$60,956	$21,634	$30,154	$14,089
MML Income & Growth Fund, Initial Class	340,250	111,367	70,605	381,012	4,549,283	82,343	-	212,354
MML Inflation-Protected and Income Fund, Initial Class	47,134	168,614	5,175	210,573	2,164,687	12,015	12,220	(2,038)
MML International Equity Fund, Class II	-	537,067	34,663	502,404	4,797,961	-	-	4,456
MML Large Cap Growth Fund, Initial Class	522,403	122,684	171,435	473,652	6,403,782	-	816,637	1,019,982
MML Managed Bond Fund, Initial Class	410,164	65,988	149,846	326,306	4,171,432	101,396	-	(35,625)
MML Managed Volatility Fund, Initial Class	-	358,849	2,502	356,347	5,000,858	35,251	250,152	1,383
MML Mid Cap Growth Fund, Initial Class	383,107	96,832	52,164	427,775	6,459,405	-	842,165	442,973
MML Mid Cap Value Fund, Initial Class	479,210	178,343	101,405	556,148	6,829,498	109,815	1,142,099	407,316
MML PIMCO Total Return Fund, Class II	307,600	41,578	176,747	172,431	1,800,181	45,078	-	48,633
MML Short-Duration Bond Fund, Class II	73,509	192,034	27,771	237,772	2,358,703	12,183	108	(5,634)
MML Small Cap Growth Equity Fund, Initial Class	137,468	72,768	28,665	181,571	2,992,409	-	792,758	183,984
MML Small Company Value Fund, Class II	139,262	82,778	25,502	196,538	3,189,810	-	869,095	149,519
MML Small/Mid Cap Value Fund, Initial Class	180,002	50,377	67,857	162,522	2,216,803	14,324	50,061	55,949
MML Strategic Emerging Markets Fund, Class II	404,471	82,265	92,303	394,433	4,078,440	13,201	-	(15,096)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	33,228	8,594	11,227	30,595	2,291,539	-	-	22,710
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	545,369	-	545,369	5,759,101	460	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	58,142	16,634	10,719	64,057	2,535,394	27,363	111,636	121,588
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	227,088	55,962	155,743	127,307	678,547	57,914	-	(23,361)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,738,483	358,927	549,602	1,547,808	3,621,872	42,322	74,488	397,958

					$116,329,892	$992,073	$7,366,677	$8,243,794

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,764,175	295,863	346,137	1,713,901	$28,107,977	$-	$2,937,839	$2,559,870
MML Equity Income Fund, Initial Class	2,300,487	204,966	744,885	1,760,568	23,785,270	416,093	552,958	3,541,667
MML Focused Equity Fund, Class II	829,418	141,455	187,621	783,252	11,819,265	46,977	1,141,439	870,109
MML Foreign Fund, Initial Class	1,687,201	130,765	643,556	1,174,410	12,566,189	286,392	-	1,755,891
MML Fundamental Growth Fund, Class II	1,492,258	193,291	367,915	1,317,634	18,697,222	137,268	1,298,910	1,252,768
MML Fundamental Value Fund, Class II	1,633,306	195,460	354,568	1,474,198	22,835,321	362,465	1,043,132	1,810,543
MML Global Fund, Class I	1,106,976	228,382	225,882	1,109,476	13,535,602	123,387	243,886	1,176,634
MML High Yield Fund, Class II	2,013,574	432,452	541,141	1,904,885	20,401,313	751,702	913,326	454,847
MML Income & Growth Fund, Initial Class	1,495,942	301,734	298,665	1,499,011	17,898,196	338,778	-	937,984

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	766,407	866,408	46,622	1,586,193	$16,306,063	$185,657	$188,232	$(24,503)
MML International Equity Fund, Class II	-	1,362,942	46,342	1,316,600	12,573,534	-	-	2,146
MML Large Cap Growth Fund, Initial Class	1,413,738	268,120	323,284	1,358,574	18,367,915	-	2,448,327	1,838,162
MML Managed Bond Fund, Initial Class	9,657,265	1,092,173	1,200,562	9,548,876	122,070,879	2,453,139	-	426,772
MML Managed Volatility Fund, Initial Class	-	1,037,801	37,520	1,000,281	14,037,596	101,372	719,351	769
MML Mid Cap Growth Fund, Initial Class	981,679	178,833	162,290	998,222	15,073,148	-	2,062,956	1,269,865
MML Mid Cap Value Fund, Initial Class	1,271,836	354,599	288,925	1,337,510	16,424,626	278,045	2,891,741	1,438,107
MML PIMCO Total Return Fund, Class II	6,089,257	758,471	979,000	5,868,728	61,269,524	1,152,165	-	405,187
MML Short-Duration Bond Fund, Class II	2,850,835	498,428	786,819	2,562,444	25,419,449	384,347	3,780	(113,553)
MML Small Cap Growth Equity Fund, Initial Class	344,730	136,034	61,630	419,134	6,907,586	-	1,930,123	306,765
MML Small Company Value Fund, Class II	359,725	154,642	50,086	464,281	7,535,285	-	2,159,173	315,148
MML Small/Mid Cap Value Fund, Initial Class	488,772	70,470	151,512	407,730	5,561,437	38,003	132,812	127,449
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	81,709	9,631	20,414	70,926	5,312,373	-	-	84,226
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	2,762,597	-	2,762,597	29,173,024	-	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	294,771	75,494	65,674	304,591	12,055,707	144,697	590,330	949,406
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	6,130,687	806,883	976,602	5,960,968	31,771,958	1,456,272	-	174,389
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,598,581	696,583	1,993,512	5,301,652	12,405,866	148,355	261,109	1,680,808

					$581,912,325	$8,805,114	$21,519,424	$23,241,456

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,200,068	272,892	283,391	1,189,569	$19,508,928	$-	$2,010,343	$2,262,224
MML Equity Income Fund, Initial Class	1,761,884	213,529	618,468	1,356,945	18,332,322	317,669	422,161	3,062,639
MML Focused Equity Fund, Class II	465,717	105,482	128,057	443,142	6,687,020	25,888	629,033	567,109
MML Foreign Fund, Initial Class	1,232,334	110,569	652,638	690,265	7,385,839	167,991	-	1,666,622
MML Fundamental Growth Fund, Class II	1,005,911	171,412	258,733	918,590	13,034,788	94,692	896,033	870,168
MML Fundamental Value Fund, Class II	1,234,468	201,530	311,955	1,124,043	17,411,428	272,337	783,754	1,318,908
MML Global Fund, Class I	770,262	189,518	193,075	766,705	9,353,804	83,683	165,407	800,634
MML High Yield Fund, Class II	2,015,699	507,190	752,544	1,770,345	18,960,399	732,021	893,681	436,632
MML Income & Growth Fund, Initial Class	1,124,632	125,685	355,788	894,529	10,680,676	200,708	-	972,066
MML Inflation-Protected and Income Fund, Initial Class	647,031	889,813	83,143	1,453,701	14,944,042	151,577	154,086	(52,595)
MML International Equity Fund, Class II	-	822,938	52,550	770,388	7,357,205	-	-	2,925

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Large Cap Growth Fund, Initial Class	929,110	251,222	209,027	971,305	$13,132,049	$-	$1,707,505	$933,367
MML Managed Bond Fund, Initial Class	9,679,060	1,459,743	1,795,816	9,342,987	119,438,844	2,390,476	-	111,450
MML Managed Volatility Fund, Initial Class	-	680,349	32,750	647,599	9,088,175	66,323	470,636	(546)
MML Mid Cap Growth Fund, Initial Class	520,735	108,999	116,427	513,307	7,750,934	-	1,059,611	522,982
MML Mid Cap Value Fund, Initial Class	807,112	257,444	238,804	825,752	10,140,237	171,650	1,785,204	922,731
MML PIMCO Total Return Fund, Class II	6,089,758	1,027,307	1,268,914	5,848,151	61,054,698	1,104,371	-	735,268
MML Short-Duration Bond Fund, Class II	3,242,222	395,133	1,170,443	2,466,912	24,471,770	414,513	4,157	(269,519)
MML Small Cap Growth Equity Fund, Initial Class	216,757	89,093	54,786	251,064	4,137,692	-	1,154,605	363,438
MML Small Company Value Fund, Class II	262,293	117,411	53,043	326,661	5,301,701	-	1,519,904	341,451
MML Small/Mid Cap Value Fund, Initial Class	309,760	66,100	137,478	238,382	3,251,528	22,220	77,655	111,028
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	46,584	8,626	18,208	37,002	2,771,419	-	-	74,417
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	2,230,993	-	2,230,993	23,559,281	-	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	166,364	66,060	48,430	183,994	7,282,471	85,805	350,061	581,719
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	6,028,823	938,000	1,177,876	5,788,947	30,855,087	1,389,201	-	226,485
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,065,690	513,230	1,501,369	3,077,551	7,201,470	87,669	154,298	1,026,689

					$473,093,807	$7,778,794	$14,238,134	$17,588,292

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,448,654	877,398	2,178,030	7,148,022	$117,227,556	$-	$11,978,641	$17,870,499
MML Equity Income Fund, Initial Class	8,005,407	374,799	2,572,697	5,807,509	78,459,452	1,345,658	1,788,288	13,371,813
MML Focused Equity Fund, Class II	4,995,149	573,102	1,109,365	4,458,886	67,284,582	263,127	6,393,501	5,198,611
MML Foreign Fund, Initial Class	6,116,223	380,111	1,751,281	4,745,053	50,772,071	1,139,028	-	3,829,787
MML Fundamental Growth Fund, Class II	6,934,028	551,526	1,900,666	5,584,888	79,249,555	573,153	5,423,490	6,554,307
MML Fundamental Value Fund, Class II	5,840,249	440,729	1,270,858	5,010,120	77,606,760	1,203,363	3,463,139	7,767,813
MML Global Fund, Class I	4,702,538	2,703,390	796,363	6,609,565	80,636,689	702,997	1,389,541	5,065,009
MML High Yield Fund, Class II	2,503,342	272,755	1,131,939	1,644,158	17,608,930	925,621	1,131,331	804,932
MML Income & Growth Fund, Initial Class	4,812,655	666,151	770,041	4,708,765	56,222,656	1,051,076	-	2,246,114
MML Inflation-Protected and Income Fund, Initial Class	1,457,511	1,805,680	105,619	3,157,572	32,459,845	347,027	355,493	1,221
MML International Equity Fund, Class II	-	5,454,237	158,704	5,295,533	50,572,344	-	-	11,838
MML Large Cap Growth Fund, Initial Class	6,923,639	871,122	1,974,698	5,820,063	78,687,251	-	10,225,818	10,300,529
MML Managed Bond Fund, Initial Class	14,510,535	1,068,426	1,076,642	14,502,319	185,394,687	3,530,823	-	100,949

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Managed Volatility Fund, Initial Class	-	4,411,941	83,339	4,328,602	$60,746,110	$432,949	$3,072,267	$6,930
MML Mid Cap Growth Fund, Initial Class	4,816,274	685,689	660,829	4,841,134	73,101,117	-	9,773,974	6,825,665
MML Mid Cap Value Fund, Initial Class	5,876,041	1,333,874	1,027,048	6,182,867	75,925,609	1,249,753	12,997,772	7,675,744
MML PIMCO Total Return Fund, Class II	8,963,265	535,706	1,152,484	8,346,487	87,137,329	1,642,427	-	450,245
MML Short-Duration Bond Fund, Class II	4,644,030	917,842	1,267,110	4,294,762	42,604,035	535,203	5,552	(52,598)
MML Small Cap Growth Equity Fund, Initial Class	1,620,968	599,804	241,455	1,979,317	32,620,379	-	8,859,205	1,674,146
MML Small Company Value Fund, Class II	1,698,945	724,840	243,749	2,180,036	35,381,977	-	9,934,027	2,300,186
MML Small/Mid Cap Value Fund, Initial Class	2,127,480	150,778	422,601	1,855,657	25,311,155	168,716	589,627	345,198
MML Strategic Emerging Markets Fund, Class II	4,734,091	389,122	850,547	4,272,666	44,179,362	146,746	-	14,249
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	365,914	19,736	56,465	329,185	24,655,923	-	-	170,951
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	7,954,346	-	7,954,346	83,997,895	6,469	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	933,211	64,495	192,462	805,244	31,871,574	361,698	1,475,638	3,741,140
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	8,727,255	818,600	3,273,031	6,272,824	33,434,151	2,045,314	-	1,079,143
Oppenheimer International Growth Fund/VA, Non-Service Shares*	23,033,002	1,981,801	6,286,199	18,728,604	43,824,934	519,123	913,669	6,115,081

					$1,666,973,928	$18,190,271	$89,770,973	$103,469,502

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,864,096	1,392,733	1,764,349	7,492,480	$122,876,670	$-	$12,478,895	$13,113,970
MML Equity Income Fund, Initial Class	8,232,222	917,219	2,604,582	6,544,859	88,421,049	1,504,618	1,999,534	12,449,771
MML Focused Equity Fund, Class II	3,965,145	798,955	810,008	3,954,092	59,667,247	232,410	5,647,147	3,772,404
MML Foreign Fund, Initial Class	6,211,723	565,771	2,271,455	4,506,039	48,214,612	1,082,347	-	5,540,253
MML Fundamental Growth Fund, Class II	6,410,859	986,930	1,548,796	5,848,993	82,997,205	593,822	5,619,073	5,379,303
MML Fundamental Value Fund, Class II	5,962,751	976,428	1,236,197	5,702,982	88,339,198	1,360,228	3,914,578	7,189,370
MML Global Fund, Class I	4,561,714	2,902,728	387,007	7,077,435	86,344,703	738,934	1,460,575	2,345,829
MML High Yield Fund, Class II	5,119,036	1,515,387	251,605	6,382,818	68,359,985	1,971,336	2,370,064	311,247
MML Income & Growth Fund, Initial Class	6,145,840	832,444	786,775	6,191,509	73,926,620	1,360,037	-	2,652,287
MML Inflation-Protected and Income Fund, Initial Class	2,176,272	1,700,810	87,060	3,790,022	38,961,425	540,988	543,555	(36,877)
MML International Equity Fund, Class II	-	5,095,245	65,188	5,030,057	48,037,040	-	-	8,912
MML Large Cap Growth Fund, Initial Class	5,894,225	1,297,134	1,096,558	6,094,801	82,401,709	-	10,588,762	5,865,307

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 9/30/14	Value as of 9/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
MML Managed Bond Fund, Initial Class	26,775,331	3,681,274	1,511,734	28,944,871	$370,025,321	$6,862,142	$-	$725,789
MML Managed Volatility Fund, Initial Class	-	4,415,347	-	4,415,347	61,963,463	428,790	3,042,754	-
MML Mid Cap Growth Fund, Initial Class	4,128,578	873,624	422,350	4,579,852	69,155,766	-	9,184,379	3,769,870
MML Mid Cap Value Fund, Initial Class	5,340,970	1,769,918	877,598	6,233,290	76,544,805	1,254,497	13,047,114	4,479,106
MML PIMCO Total Return Fund, Class II	17,335,633	2,406,458	2,322,125	17,419,966	181,864,444	3,335,495	-	989,295
MML Short-Duration Bond Fund, Class II	8,828,468	1,019,301	2,158,793	7,688,976	76,274,641	1,086,034	11,051	(136,895)
MML Small Cap Growth Equity Fund, Initial Class	1,431,401	668,265	208,081	1,891,585	31,174,509	-	8,455,030	1,347,726
MML Small Company Value Fund, Class II	1,637,535	879,983	221,918	2,295,600	37,257,591	-	10,320,842	1,609,482
MML Small/Mid Cap Value Fund, Initial Class	2,028,805	417,497	625,814	1,820,488	24,831,463	165,149	577,161	427,136
MML Strategic Emerging Markets Fund, Class II	3,833,690	594,281	727,959	3,700,012	38,258,120	126,525	-	64,183
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	341,296	58,187	83,339	316,144	23,679,187	-	-	207,850
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	10,135,801	-	10,135,801	107,034,061	6,915	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	913,555	175,261	82,119	1,006,697	39,845,062	419,190	1,710,192	1,142,217
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	16,398,569	2,741,554	2,327,905	16,812,218	89,609,120	4,056,668	-	623,953
Oppenheimer International Growth Fund/VA, Non-Service Shares*	23,076,913	2,935,588	8,602,762	17,409,739	40,738,789	475,314	836,565	6,798,950

					$2,156,803,805	$27,601,439	$91,807,271	$80,640,438

*	Fund advised by OFI Global Asset Management, Inc.

5. New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which

Notes to Portfolio of Investments (Unaudited) (Continued)

Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7. Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule

30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/18/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/18/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/18/14